As filed with the Securities and Exchange Commission on September 12, 2025
Registration No. 333-289548
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	[X]

Post-Effective Amendment No. __	[...]
(Check appropriate box or boxes)
MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 287-3101
Ryan Frank
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
Approximate Date of Proposed Public Offering: As soon as practicable after the Registration
Statement becomes effective under the Securities Act of 1933, as amended.
No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of
1940, as amended.

MANAGED PORTFOLIO SERIES
Jackson Square Large-Cap Growth Fund
Jackson Square SMID-Cap Growth Fund
615 East Michigan Street
Milwaukee, WI  53202
(414) 765-6844
September 12, 2025
Dear Shareholder,
We wish to provide you with some important information concerning your investment.  After careful consideration, the Board of Trustees of Managed Portfolio Series (“MPS”) has unanimously approved the reorganization of the Jackson Square Large-Cap Growth Fund and the Jackson Square
SMID-Cap Growth Fund (each a “Target Fund” and together, the “Target Funds”), each a series of
MPS, with and into the Spyglass Growth Fund  (the “Acquiring Fund”), a series of Manager Directed
Portfolios (each a “Reorganization” and together the “Reorganizations”).  Each Reorganization is subject to approval by shareholders of the applicable Target Fund at a joint special meeting of the Target
Funds to be held on October 24, 2025.
Shareholders of each Target Fund will vote separately on the applicable Reorganization. If shareholders of your Target Fund approve the Reorganization, your shares would be exchanged for shares of the Acquiring Fund equal in value to the shares of the Target Fund that you currently hold.
Jackson Square Partners, LLC (“Jackson Square”) serves as the investment adviser to each Target Fund.
Spyglass Capital Management LLC serves as the investment adviser to the Acquiring Fund.  The Target
Funds and the Acquiring Fund have identical investment objectives. Each of the Target Funds and the
Acquiring Fund also invest primarily in common stocks of growth-oriented companies although the permissible market capitalization ranges of each Fund differ. In particular, the Acquiring Fund invests in companies with a smaller market capitalization than companies typically held by the Jackson Square
Large-Cap Growth Fund.
Jackson Square recommended that the Board of Trustees of MPS (the “MPS Board”) approve each Reorganization after a strategic review of the viability of continuing to manage the Target Funds at current asset levels. In addition, the sole portfolio manager of the Jackson Square SMID-Cap Growth
Fund intends to retire at the end of 2025 and Jackson Square was seeking a successor portfolio manager for that Fund. Jackson Square noted to the MPS Board that in the absence of the Reorganizations, it would likely recommend that the MPS Board consider the liquidation of the Target Funds, or, although less likely, and alternative reorganization or the appointment of a new investment adviser with respect to one or both of the Target Funds. If the Target Funds were to liquidate, it is expected that such liquidation would result in the recognition of gain or loss by each Target Fund and its shareholders that hold Target
Fund shares in a taxable account. In contrast, the Reorganizations are not expected to result in recognition of gain or loss by the Target Funds or their shareholders for U.S. federal income tax purposes. The MPS Board has determined that each proposed Reorganization will allow shareholders of the Target Funds that wish to retain their investment to do so in a registered mutual fund with the same investment objective and similar investment strategies to their current Target Fund.
As discussed in the enclosed Proxy Statement/Prospectus, the Target Funds may bear transaction costs associated with the repositioning of each Target Fund’s portfolio.
The investment advisory fee rate payable by the Acquiring Fund is greater than the investment advisory fee rate payable by each of the Target Funds. In addition, under the terms of the current expense limitation agreement applicable to the Acquiring Fund, the annual fund operating expenses payable by shareholders of each class of the Target Funds, except for Investor Class shareholders of the
Jackson Square SMID-Cap Growth Fund, are expected to go up in connection with the Reorganizations.
The expense limitation agreement in place for the Acquiring Fund renews automatically for additional one-year periods upon approval by the MDP Board of Trustees unless terminated with the consent of the
MDP Board. If the expense limitation agreement applicable to the Acquiring Fund were to terminate, the expenses payable by shareholders of the Target Funds following the Reorganizations would increase further as discussed in the enclosed Proxy Statement/Prospectus.
The expense limitation agreement in place for the Acquiring Fund will be in place for at least one year from the effective date of the enclosed Proxy Statement/Prospectus.
The MPS Board recommends that you vote FOR the proposed Reorganization with respect to the applicable Target Fund.
Your vote is important no matter how many shares you own.  Voting your shares early will help prevent costly follow-up mail and telephone solicitation.  The Proxy Statement/Prospectus provides greater detail about the proposal.  Please read the enclosed materials carefully and vote FOR the proposal.
You may choose one of the following options to authorize a proxy to vote your shares (which is commonly known as proxy voting) or to vote in person at the special meeting:
•Mail:  Complete and return the enclosed proxy card(s).
•Internet:  Access the website shown on your proxy card(s) and follow the online instructions.
•Telephone (automated service):  Call the toll-free number shown on your proxy card(s) and follow the recorded instructions.
•In person:  Attend the special meeting on October 24, 2025.
Thank you for taking the time to consider this important proposal and for your continuing investment in the Target Funds.
Sincerely,
/s/Jason M. Venner
Name: Jason M. Venner
Title: Secretary
MANAGED PORTFOLIO SERIES
Jackson Square Large-Cap Growth Fund
Jackson Square SMID-Cap Growth Fund
615 East Michigan Street
Milwaukee, WI  53202
(414) 765-6844
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To be held on October 24, 2025
Notice is hereby given that a joint special meeting (the “Meeting”) of shareholders of the Jackson
Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund (each a “Target
Fund,” and together, the “Target Funds”), each a series of Managed Portfolio Series (“MPS”), will be held on October 24, 2025, at 11:00 a.m., local time, at the offices of MPS, 615 East Michigan Street,
Milwaukee, Wisconsin 53202, for the purpose of considering the following proposal, as well as any other business that may properly come before the Meeting or any adjournments or postponements thereof:
1.To approve an Agreement and Plan of Reorganization pursuant to which the Jackson
Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund, each a series of Managed Portfolio Series, will be reorganized with and into the Spyglass Growth
Fund, a series of Manager Directed Portfolios, and the transactions it contemplates.
Shareholders of each Target Fund will vote separately on the Proposal.  The reorganization will take place with respect to a Target Fund only if the Target Fund’s shareholders approve the Proposal.
The Board of Trustees of MPS recommends that shareholders vote FOR the proposal. Only shareholders of record of a Target Fund at the close of business on August 29, 2025, the record date for the Meeting, are entitled to notice of and to vote at the Meeting and at any adjournments or postponements thereof.
By Order of the Board of Trustees of MPS,
/s/Jason M. Venner
Name: Jason M. Venner
Title: Secretary
Milwaukee, Wisconsin
September 12, 2025

IMPORTANT—WE NEED YOUR PROXY VOTE IMMEDIATELY
A shareholder may think that his or her vote is not important, but your vote is vital.  We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope which requires no postage if mailed in the
United States (or to take advantage of the telephonic or internet voting procedures described on the proxy card).
Your prompt return of the enclosed proxy card (or your authorization of a proxy by other available means) may save the necessity of further solicitations.  If you wish to attend the Meeting and vote your shares in person at that time, you will still be able to do so.  You may revoke your proxy at any time before it is exercised at the Meeting by submitting to the Secretary of Managed Portfolio Series a written notice of revocation or a subsequently signed proxy card or by attending the Meeting and voting in person.

PROXY STATEMENT/PROSPECTUS
Dated September 12, 2025
FOR THE REORGANIZATION OF
JACKSON SQUARE LARGE-CAP GROWTH FUND
JACKSON SQUARE SMID-CAP GROWTH FUND
each a series of Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI  53202
(414) 765-6844
into
SPYGLASS GROWTH FUND
a series of Manager Directed Portfolios
615 East Michigan Street
Milwaukee, Wisconsin 53202
(414) 516-3087
This Proxy Statement/Prospectus (“Proxy Statement”) contains the information you should know before voting on the proposed reorganizations. Please read it carefully and retain it for future reference.
This Proxy Statement is being sent to you in connection with the solicitation of proxies by the
Board of Trustees (the “Board”) of Managed Portfolio Series (“MPS”) for use at the special joint meeting (the “Meeting”) of shareholders of the Jackson Square Large-Cap Growth Fund and the Jackson
Square SMID-Cap Growth Fund (each, a “Target Fund,” and together, the “Target Funds”) to be held on
Thursday, October 24, 2025, at 11:00 a.m., local time, at the offices of MPS, 615 East Michigan Street,
Milwaukee, Wisconsin 53202, and any adjournments or postponements thereof. At the Meeting, shareholders of the Target Funds will consider an Agreement and Plan of Reorganization (the
“Reorganization Agreement”), which provides for the reorganization of each Target Fund with and into the Spyglass Growth Fund (the “Acquiring Fund”). The reorganization of each Target Fund into the
Acquiring Fund is a separate transaction (each, a “Reorganization,” and together, the “Reorganizations”)
and shareholders of each Target Fund will vote separately on the Reorganization applicable to their
Target Fund. Each Target Fund is a series of MPS, an open-end investment management company organized as a Delaware statutory trust.  The Acquiring Fund is a series of Manager Directed Portfolios
(“MDP”), an open-end investment management company organized as a Delaware statutory trust.
Under the Reorganization Agreement, as of the closing date of each Reorganization, shareholders of the applicable Target Fund will receive shares of the Acquiring Fund equivalent in aggregate net asset value to the aggregate net asset value of their shares of the applicable class of the
Target Fund immediately prior to the Reorganizations, as follows:

Jackson Square Large-Cap Growth Fund Jackson Square SMID-Cap Growth Fund (Target Funds)	Spyglass Growth Fund (Acquiring Fund)
Jackson Square Large-Cap Growth Fund – Investor Class	Spyglass Growth Fund – Institutional Shares
Jackson Square Large-Cap Growth Fund – Institutional Class	Spyglass Growth Fund – Institutional Shares
Jackson Square Large-Cap Growth Fund IS Class	Spyglass Growth Fund – Institutional Shares
Jackson Square SMID-Cap Growth Fund – Investor Class	Spyglass Growth Fund – Institutional Shares
Jackson Square SMID-Cap Growth Fund – Institutional Class	Spyglass Growth Fund – Institutional Shares
Jackson Square SMID-Cap Growth Fund – IS Class	Spyglass Growth Fund – Institutional Shares
The Acquiring Fund has also established Retail Shares. The Retail Shares of the Acquiring Fund
are not currently offered for sale and are not participating in the proposed Reorganizations.
For questions regarding the Meeting, please call (800) 791-3320. Representatives are available
Monday through Friday 9 a.m. to 10 p.m. Eastern time. The Proxy Statement is available at:
vote.proxyonline.com/jacksonsquare/docs/2025mtg.pdf.
Additional copies of the Proxy Statement will be delivered to you promptly upon request.  For a free copy of the Target Funds’ Annual and Semi-Annual Reports to Shareholders for the fiscal periods ended October 31, 2024 and April 30, 2025, respectively, please contact MPS at the telephone number and address listed above. Copies of the Acquiring Fund Annual and Semi-
Annual Reports to shareholders and other Acquiring Fund documents are available at the website and telephone number indicated below.
A copy of the form of the Reorganization Agreement is attached to this Proxy Statement as
Appendix A.
This Proxy Statement sets forth the basic information you should know before voting on the proposal and investing in the Acquiring Fund.  You should read it and keep it for future reference.  It is both a Proxy Statement for the Meeting and a Prospectus for the Acquiring Fund.
The following documents have been filed with the Securities and Exchange Commission (the
“SEC”) and are incorporated by reference herein (and legally considered to be a part of this Proxy
Statement):
•The Statement of Additional Information relating to transactions described herein, dated
September 12, 2025 (the “Reorganization SAI”);
•The Prospectus of the Target Funds, dated February 28, 2025 (File Nos. 333-172080;
811-22525) (previously filed on EDGAR, Accession No. 0000894189-25-001546) (the
“Target Funds Prospectus”);
•The Prospectus of the Acquiring Fund, dated April 30, 2025 (File Nos. 333-133691;
811-21897) (previously filed on EDGAR, Accession No. 0000894189-25-002905)  (the
“Acquiring Fund Prospectus”);
The following documents have been filed with the SEC:
•The Annual Report to Shareholders, with respect to the Target Funds, for the fiscal year ended October 31, 2024 (File No. 811-22525) and the Semi-Annual Report to Shareholders,
with respect to the Target Funds, for the fiscal period ended April 30, 2025 (File No.
811-22525);
•The Annual Report to Shareholders, with respect to the Acquiring Fund, for the fiscal year ended December 31, 2024 (File No. 811-21897) and Semi-Annual Report to Shareholders,
with respect to the Acquiring Fund, for the fiscal period ended June 30, 2025 (File
No. 811-21897);
•The Statement of Additional Information of the Target Funds, dated February 28, 2025 (File
Nos. 333-172080; 811-22525) (the “Target Funds SAI”);
•The Statement of Additional Information of the Acquiring Fund, dated April 30, 2025 (File
Nos. 333-133691; 811-21897) (the “Acquiring Fund SAI”).
The Acquiring Fund Prospectus accompanies this Proxy Statement. The foregoing documents have been filed with the SEC and may be obtained from the EDGAR database on the Commission’s
Internet site at http://www.sec.gov
This Proxy Statement and the accompanying materials were first mailed to shareholders of the
Target Funds on or about September 19, 2025. Copies of the Reorganization SAI and the reports, prospectuses and SAIs listed above and other information about MPS, the Target Funds, MDP and the
Acquiring Fund are available upon request and without charge by writing to the address below or by calling (toll-free) the telephone number listed as follows:

With respect to the Target Funds: 615 East Michigan Street Milwaukee, Wisconsin 53202 (414) 765-6844 https://jspartners.com/funds/	With respect to the Acquiring Fund: 615 East Michigan Street Milwaukee, Wisconsin 53202 (414)516-3087 https://spygx.com/fund-documents/
Important Notice Regarding the Availability of Proxy Materials for the Shareholder
Meeting to be held on October 24, 2025:  The Notice of Meeting, Proxy Statement and Proxy Card
are available at vote.proxyonline.com/jacksonsquare/docs/2025mtg.pdf.
The SEC has not approved or disapproved the Acquiring Fund shares to be issued in the
Reorganizations nor has it passed on the accuracy or adequacy of this Proxy Statement.  Any representation to the contrary is a criminal offense.
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation.  Mutual fund shares involve investment risk, including the possible loss of principal.
No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Target Funds or the Acquiring Fund.
i

PROPOSAL 1
APPROVAL OF THE REORGANIZATION AGREEMENT
SUMMARY
Summary.  This Proxy Statement is related to the Reorganizations of each of the Jackson Square Large-
Cap Growth Fund (the “Large-Cap Growth Fund”) and the Jackson Square SMID-Cap Growth Fund (the
“SMID-Cap Growth Fund”), each a series of MPS, with and into the Acquiring Fund, a series of MDP. Under the Reorganization Agreement, the Reorganization of each Target Fund into the Acquiring Fund will be treated as a separate transaction. Each Reorganization involves: (1) the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of beneficial interest, par value $0.01 per share, of the Institutional
Shares share class of the Acquiring Fund (the “Acquiring Fund Shares”); (2) the assumption by the Acquiring
Fund of the liabilities of the Target Fund; and (3) the distribution to the shareholders of each class of the Target
Fund full and fractional Acquiring Fund Shares in redemption of all outstanding shares of beneficial interest, no par value, of the Target Fund (“Target Fund Shares”) and in complete liquidation of the Target Fund.  Each
Reorganization will be effected pursuant to the terms and conditions of the Reorganization Agreement, and is expected to close on or about October 31, 2025 (the “Closing Date”).  Shareholders of each Target Fund will vote separately on approval of the Reorganization Agreement.  The Reorganization will be effected with respect to an individual Target Fund only if such Target Fund’s shareholders approve the Reorganization. The Target
Funds and the Acquiring Fund are collectively referred to as the “Funds.”  You should read carefully the entire
Proxy Statement, including the Reorganization Agreement, which is attached as Appendix A, because it contains details that are not in the summary.
As discussed below under “Comparison of Management, Management Fees, Sales Loads and Expenses
Limitation Agreements of the Target Funds and Acquiring Fund,” a majority of the securities held by each
Target Fund will be disposed of in connection with the Reorganizations to align the securities portfolio of each
Target Fund with the securities portfolio of the Acquiring Fund. The Target Funds may bear transaction costs associated with the repositioning of each Target Fund’s portfolio.
The following provides an overview of certain matters relating to each Reorganization:
•Each Target Fund and the Acquiring Fund have identical investment objectives and operate as non-
diversified investment companies for purposes of the Investment Company Act of 1940.
•Each Fund invests significantly in common stocks of growth-oriented U.S. companies and each Fund may also invest in non-U.S. securities and other types of equity securities.
•The Target Funds and the Acquiring Fund are managed by different investment advisers; however, the investment advisers both apply a bottom-up fundamental research process in selecting investments for a
Target Fund or the Acquiring Fund, as applicable. The investment adviser for the Acquiring Fund, unlike the investment adviser for the Target Funds, also considers and incorporates material environmental, social, and governance (“ESG”) principles into its bottom-up research process using its own proprietary ESG research, but it does not make investment decisions based solely on its proprietary
ESG research.
•Each Fund generally holds a focused portfolio of companies and operates as a non-diversified investment company, meaning it may invest a greater percentage of its assets in the securities of a single issuer.

•The Target Funds have lower management fees than the management fee payable by the Acquiring
Fund. The Acquiring Fund’s annual management fee of 1.00% of average net assets is 0.25% higher than the SMID-Cap Growth Fund’s 0.75% annual management fee; and 0.45% higher than the Large-
Cap Growth Fund’s 0.55% annual management fee.
•The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are
expected to increase for shareholders of the Target Funds, except for shareholders of the Investor Class of the SMID-Cap Growth Fund, as a consequence of the Reorganizations. For Investor Class,
Institutional Class and IS Class shareholders of the Large-Cap Growth Fund, Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement are expected to increase by
0.01%, 0.26% and 0.36%, respectively. For Institutional Class and IS Class shareholders of the SMID-
Cap Growth Fund, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement are expected to increase by 0.02% and, 0.12%, respectively.
The expense limitation agreement in place for the Acquiring Fund will be in place for at least one year from the effective date of the Proxy Statement and renews automatically for additional one-year periods upon approvals by the MDP Board of Trustees (the “MDP Board”), unless terminated by or with the consent of the MDP Board. If the expense limitation agreement applicable to the Target Funds or the expense limitation agreement applicable to the Acquiring Fund were to terminate, the expenses paid by shareholders of the Funds would increase. No such terminations are anticipated.
•The Funds are subject to substantially similar fundamental investment restrictions and policies, except that the Acquiring Fund has a more restrictive policy on borrowing.
•The Funds have similar purchase and redemption features, and each Fund is available for purchase and redemption through financial intermediaries or directly with the applicable Fund, with any purchase or redemption effected at the next net asset value for such Fund calculated after receipt of the purchase or redemption request.
•Institutional Shares of the Acquiring Fund are limited to certain types of institutional investors but such requirements will be waived for any current Target Fund shareholders that hold shares in any class of a
Target Fund and do not meet the eligibility requirements for Institutional Shares of the Acquiring Fund.
In addition, the investment minimum applicable to Institutional Shares of the Acquiring Fund shall be waived with respect the shareholders of the Target Funds.
•Each Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes and will not take place unless the applicable Target Fund and the Acquiring Fund receive a satisfactory opinion of Acquiring Fund counsel to the effect that the particular Reorganization will be tax-free.
While each Reorganization is expected to qualify as tax-free, each Target Fund anticipates engaging in significant portfolio repositioning in advance of the proposed Reorganizations. The anticipated sale of portfolio securities of the SMID-Cap Growth Fund is not anticipated to result in a capital gain distribution; however, the anticipated sale of portfolio securities of the Large-Cap Growth Fund is anticipated to result in a capital gain distribution which would be taxable to shareholders of the Large-
Cap Growth Fund. The capital gain distribution will then be reinvested in additional shares of the Large-
Cap Growth Fund or paid out to shareholders in cash depending on the election of individual shareholders.

Reasons for the Reorganizations. The primary purpose of each Reorganization is to combine each
Target Fund with the Acquiring Fund.
In 2025, Jackson Square Partners, LLC (“Jackson Square”), the investment adviser to the Target Funds, and Spyglass Capital Management LLC (“Spyglass”), the investment adviser to the Acquiring Fund, notified the Board of Trustees of MPS (the “MPS Board”) and the MDP Board, respectively, that Jackson Square and
Spyglass had proposed the Reorganizations whereby each Target Fund would be reorganized into the Acquiring
Fund with Spyglass continuing to manage the Acquiring Fund with its current portfolio management team.
Jackson Square recommended that the MPS Board approve the Reorganizations after a strategic review of the
Target Funds. As part of its strategic review, Jackson Square spoke with two investment advisers in addition to
Spyglass to ascertain their interest in acquiring the Target Funds. Ultimately, Jackson Square determined that engaging with Spyglass was the best viable option for a reorganization. Jackson Square noted that, in addition to other factors, the sole portfolio manager of the SMID-Cap Growth Fund intends to retire at the end of 2025 and
Jackson Square has not currently identified a successor to replace him as portfolio manager of the SMID-Cap
Growth Fund. Jackson Square informed the MPS Board that in the absence of the Reorganizations, it would likely recommend that the MPS Board consider the liquidation of each Target Fund, or, although less likely, alternative reorganizations or the appointment of a new investment adviser with respect to one or both of the
Target Funds. Spyglass informed the MDP Board that Spyglass was seeking a strategic transaction with a similar fund or funds to gain additional scale in the Acquiring Fund.
Jackson Square and Spyglass subsequently entered into a fund adoption agreement (the “Transaction
Agreement”) pursuant to which Jackson Square and Spyglass have agreed to use their best efforts to facilitate the Reorganization of the Target Funds into the Acquiring Fund. If approved by shareholders of the Target
Funds, each Reorganization is expected to occur on or about October 31, 2025. If the shareholders of one Target
Fund approve the Reorganization with respect to such Target Fund but the shareholders of the other Target
Fund do not approve the Reorganization with respect to the other Target Fund, then the Reorganization will be implemented only with regard to the Target Fund that received shareholder approval of the Reorganization, provided the other closing conditions are satisfied or waived.
Comparison of Investment Objectives and Principal Investment Strategies. The following table compares the investment objectives and principal investment strategies of the Target Funds to those of the
Acquiring Fund.
•The investment objectives of the Target Funds and the Acquiring Fund are identical.
•Each Fund invests primarily in common stocks of growth-oriented companies.
•Each of Spyglass and Jackson Square uses “bottom-up” fundamental analysis to identify growth companies for the Funds, but each investment adviser follows their own investment approach in this regard. The investment adviser for the Acquiring Fund, unlike the investment adviser for the Target
Funds, also considers and incorporates material ESG principles into its bottom-up research process using its own proprietary ESG research, but it does not make investment decisions based solely on its proprietary ESG research
•The Acquiring Fund and the Large-Cap Growth Fund each invest primarily in U.S. companies while the
SMID-Cap Growth Fund invests primarily in equity securities of both U.S. and non-U.S. companies.

•While each Fund invests primarily in common stocks of growth-oriented companies, the Funds invest across different capitalization ranges. As part of its principal investment strategy, the Large-Cap Growth
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by large-capitalization companies, which Jackson Square defines as companies having a market capitalization, at the time of purchase, within the range of the market capitalization of companies constituting the Russell 1000® Growth Index ($2 billion to $3.6 trillion as of December 31, 2024). As part of its principal investment strategy, the SMID-Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by small-and mid-
capitalization companies, which Jackson Square defines as companies, at the time of purchase, within the range of the capitalization of companies constituting the Russell 2500® Growth Index ($300 million to $5.3 billion as of December 31, 2024).
•As of July 31, 2025, the median market capitalization of the Large-Cap Growth Fund’s portfolio holdings was $175 billion, the median market capitalization of the SMID-Cap Growth Fund’s portfolio holdings was $9 billion and the median market capitalization of the Acquiring Fund’s portfolio holdings was $14.98 billion.
•Each Fund may focus its investments on companies in the technology sector.
•While each Target Fund may invest up to 20% of its net assets in securities of foreign issuers, the
Acquiring Fund does not limit the extent to which it may invest in such securities.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)
Investment Objective	The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital appreciation.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)
Principal Investment Strategies
The Fund is non-diversified and
invests primarily in common
stocks of growth-oriented, U.S.
companies that Jackson Square
believes have capital appreciation
potential and may grow faster than
the U.S. economy.  Under normal
circumstances, the Fund invests at
least 80% of its net assets (plus
any borrowings for investment
purposes) in securities issued by
large-capitalization companies,
which Jackson Square defines as
companies having a market
capitalization, at the time of
purchase, within the range of the
market capitalization of
companies constituting the Russell
1000® Growth Index. As of
December 31, 2024, the
capitalization range of the Russell
1000® Growth Index was
between approximately $2 billion
and $3.6 trillion.  This investment
policy can be changed by the Fund
upon 60 days’ prior written notice
to shareholders.  While the market
capitalization range for the Russell
1000® Growth Index will change
on a periodic basis, the Fund will
normally invest in common stocks
of companies with market
capitalizations of at least $3
billion at the time of purchase.
The Fund tends to hold a
relatively focused portfolio of
between 25 and 35 companies,
although from time to time the
Fund may hold fewer or more
companies depending on Jackson
Square’s assessment of the
investment opportunities
available. From time to time, the
Fund may focus its investments in
securities of companies in the
same economic sector, including
the Information Technology
sector.

The Fund is non-diversified and
invests primarily in common
stocks of growth-oriented
companies that Jackson Square
believes have long-term capital
appreciation potential and may
grow faster than the U.S.
economy. Under normal
circumstances, the Fund invests at
least 80% of its net assets (plus
any borrowings for investment
purposes) in securities issued by
small-and mid-capitalization
companies. This investment policy
can be changed by the Fund upon
60 days’ prior written notice to
shareholders. Jackson Square
defines small-and mid-
capitalization companies as
companies, at the time of
purchase, within the range of the
capitalization of companies
constituting the Russell 2500®
Growth Index.  As of December
31, 2024, the capitalization range
of the Russell 2500® Growth
Index was between approximately
$300 million and $5.3 billion.
The Fund tends to hold a
relatively focused portfolio of
between 25 and 35 companies,
although from time to time the
Fund may hold fewer or more
stocks depending on Jackson
Square’s assessment of the
investment opportunities
available. From time to time, the
Fund may focus its investments in
securities of companies in the
same economic sector, including
the Information Technology
sector.

The Fund seeks to achieve its
investment objective by investing
in a non-diversified portfolio of
common stocks of U.S. growth
companies. The Fund may also
invest in other equity securities,
including stocks offered in initial
public offerings (“IPOs”) and
shares of real estate investment
trusts (“REITs”). The Fund may
invest in foreign securities,
including sponsored American
Depositary Receipts (“ADRs”),
which are certificates typically
issued by a bank or trust company
that represent ownership of
securities in non-U.S. companies.
The Fund may invest in
companies of any size, but
typically invests in securities of
issuers with market capitalizations
between $2 billion and $12
billion. The Fund invests for the
long-term, meaning the Fund may
hold securities in its portfolios
with market capitalizations that
have grown beyond their value at
time of purchase. The Fund
generally holds a focused portfolio
of 25 companies, although from
time to time the Fund may hold
fewer or more stocks depending
on Spyglass’s assessment of the
investment opportunities
available. The Fund typically
holds significant investments in
the Information Technology
sector, in particular. To mitigate
risk, the Fund limits position sizes
generally to 7% or less of the
Fund’s assets and implements
sector limits at 25% of the Fund’s
assets.
Spyglass seeks to identify
companies from the Fund’s
investable universe of U.S. growth
companies with market
capitalizations between $2 billion
and $12 billion that it believes
have potential for above-average
revenue and/or earnings growth
through thoughtful, disciplined,
bottom-up fundamental research
and comprehensive due diligence.

Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)

Using a bottom-up approach in
selecting securities for the Fund,
Jackson Square seeks to select
securities of companies that it
believes are beneficiaries of
fundamental change, have strong
competitive positions, attractive
unit economics capable of
generating strong and consistent
cash flows as the business scales,
shareholder-aligned management
teams and the opportunity to
generate consistent, long-term
growth of intrinsic value.  Jackson
Square typically considers a
company’s operational efficiency
and management’s plans for
capital allocation.  Through
Jackson Square’s investment
research process, it seeks to
identify the companies that it
believes will exceed the market’s
expectations for: 1) key financial
metrics and 2) sustainable
competitive advantage.  Jackson
Square purchases these securities
for the Fund when it believes the
market has not already reflected
these expectations in the current
stock price.  Additionally, Jackson
Square typically invests for a 3-5
year time horizon, allowing it to
take advantage of discrepancies
between short-term price
movements and long-term
fundamental prospects.
The Fund may invest up to 20% of
its net assets in securities of
foreign issuers, which may
include global depositary receipts
(“GDRs”) and, without limitation,
sponsored and unsponsored
American depositary receipts
(“ADRs”) that are actively traded
in the United States, including
issuers located or operating in
emerging markets and frontier
markets.  The Fund determines
that a market is an emerging
market if it is included in the
MSCI Emerging Markets Index;
the Fund determines that a market
is a frontier market if it is included
in the MSCI Frontier Markets
Index. To the extent the Fund
invests in securities denominated
in a particular currency, it may
invest in forward foreign currency
exchange contracts to hedge

Using a bottom-up approach in
selecting securities for the Fund,
Jackson Square seeks to select
securities of companies that it
believes are beneficiaries of
fundamental change, have strong
competitive positions, attractive
unit economics capable of
generating strong and consistent
cash flows as the business scales,
shareholder-aligned management
teams and the opportunity to
generate consistent, long-term
growth of intrinsic value. Jackson
Square typically considers a
company’s operational efficiency
and management’s plans for
capital allocation.  Through
Jackson Square’s investment
research process, it seeks to
identify the companies that it
believes will exceed the market’s
expectations for: 1) key financial
metrics and 2) sustainable
competitive advantage. Jackson
Square purchases these securities
for the Fund when it believes the
market has not already reflected
these expectations in the current
stock price. Additionally, the
Adviser typically invests for a 3-5
year time horizon, allowing it to
take advantage of
The Fund may invest up to 20%
of its net assets in securities of
foreign issuers, which may
include global depositary receipts
(“GDRs”) and, without limitation,
sponsored and unsponsored
American depositary receipts
(“ADRs”) that are actively traded
in the United States, including
issuers located or operating in
emerging markets and frontier
markets. The Fund determines that
a market is an emerging market if
it is included in the MSCI
Emerging Markets Index; the
Fund determines that a market is a
frontier market if it is included in
the MSCI Frontier Markets Index.
To the extent the Fund invests in
securities denominated in a
particular currency, it may invest
in forward foreign currency
exchange contracts to hedge
currency risks associated with the
investment. In addition, the Fund
may invest in real estate
investment trusts (“REITs”).

Spyglass purchases securities for
the Fund when it believes the
market has not already reflected
these growth expectations in the
current stock price, considering
factors such as: substantial growth
at a faster rate than the wider
economy; identifiable competitive
advantages; ability to take market
share from competitors; attractive
and improving margins;
sustainable above-average revenue
and earnings growth; and
entrepreneurial management
teams.
Spyglass also considers and
incorporates material
environmental, social, and
governance (“ESG”) principles
into its bottom-up research
process using its own proprietary
ESG research. Spyglass does not
make investment decisions based
solely on its proprietary ESG
research. Rather, Spyglass
includes ESG research as part of
its overall assessment of a
company and investment decision-
making, and considers material
ESG risks and opportunities in
relation to their financial impact
on a company’s potential value.
Spyglass also screens out
companies based on Spyglass’
responsible investing criteria.
There are no universally accepted
ESG factors, and Spyglass will
consider them at its discretion.
When evaluating a security for
sale, Spyglass considers the same
factors it uses in evaluating a
security for purchase and
generally sells a security when the
price approaches fair value or
when Spyglass believes such
securities no longer meet its
investment criteria.

Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)

currency risks associated with the
investment.
In addition, the Fund may invest
in real estate investment trusts
(“REITs”). REITs are
corporations or trusts that invest
primarily in fee or leasehold
ownership of real estate,
mortgages or shares issued by
other REITs, and that receive
favorable tax treatment provided
they meet certain conditions,
including the requirement that
they distribute at least 90% of
their taxable income.
Holdings are typically sold to
make room in the portfolio for
more attractive stocks, or where
the holding reaches the Adviser’s
estimate for its intrinsic value, or
in response to an unexpected,
negative fundamental change,
including a change in
management’s strategic direction.

REITs are corporations or trusts
that invest primarily in fee or
leasehold ownership of real estate,
mortgages or shares issued by
other REITs, and that receive
favorable tax treatment provided
they meet certain conditions,
including the requirement that
they distribute at least 90% of
their taxable income. Holdings are
typically sold to make room in the
portfolio for more attractive
stocks, or where the holding
reaches Jackson Square’s estimate
for its intrinsic value, or in
response to an unexpected,
negative fundamental change,
including a change in
management’s strategic direction.

Comparison of Principal Risks of Investing in the Funds. The principal risks of the Target Funds are substantially the same as the corresponding risks of the Acquiring Fund. Some of the risks of the Acquiring Fund may be stated differently from the corresponding risks of the
Target Funds to match the standardized policies of the Spyglass Growth Fund. In addition, due to difference in the principal investment strategies of each Fund, the principal risks applicable to an investment in the Funds may differ. Some of the differences include the following:
•The Target Funds are subject to a principal risk associated with investments in emerging and frontier market companies. The Acquiring Fund does not invest in emerging or frontier market companies as a principal investment strategy.
•The Acquiring Fund is subject to the principal risk associated with investments in initial public offerings (“IPOs”). The Target Funds do not invest in IPOs as a principal investment strategy.
•The Funds are subject to different principal risks based on the differences in the market capitalization ranges that each Fund invests in as a principal investment strategy noted above.
The table below sets forth the principal risks of each Fund. In certain instances, the Target Funds and the Acquiring Fund have named risk factors differently but the risk factors address substantively the same risks, as indicated in the table below.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)
Currency and Foreign Exchange Risk
When the Fund buys or sells securities on a
foreign stock exchange, the transaction is
undertaken in the local currency rather than in
U.S. dollars. The value of the foreign currency
may increase or decrease against the value of
the U.S. dollar, which may impact the value of
the Fund’s portfolio holdings and your
investment. Other countries may adopt
economic policies and/or currency exchange
controls that affect their currency valuations in a
manner that is disadvantageous to U.S.
investors and companies. Such practices may
restrict or prohibit the Fund’s ability to
repatriate both investment capital and income,
or may impose fees for doing so, which could
place the Fund’s assets at risk of total loss.
Currency risks may be greater in emerging
market and frontier market countries than in
developed market countries.

When the Fund buys or sells securities on a
foreign stock exchange, the transaction is
undertaken in the local currency rather than in
U.S. dollars. The value of the foreign currency
may increase or decrease against the value of
the U.S. dollar, which may impact the value of
the Fund’s portfolio holdings and your
investment. Other countries may adopt
economic policies and/or currency exchange
controls that affect their currency valuations in a
manner that is disadvantageous to U.S.
investors and companies. Such practices may
restrict or prohibit the Fund’s ability to
repatriate both investment capital and income,
or may impose fees for doing so, which could
place the Fund’s assets at risk of total loss.
Currency risks may be greater in emerging
market and frontier market countries than in
developed market countries.
The Acquiring Fund does not consider “Currency and Foreign Exchange Risk” to be a principal risk of investing in the Acquiring Fund.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)
Cybersecurity Risk
Cybersecurity incidents may allow an
unauthorized party to gain access to Fund
assets, customer data (including private
shareholder information), or proprietary
information, or cause the Funds, Jackson Square
and/or the Funds' service providers (including,
but not limited to, Fund accountants, custodians,
sub-custodians, transfer agents and financial
intermediaries) to suffer data breaches, data
corruption or lose operational functionality

Cybersecurity incidents may allow an
unauthorized party to gain access to Fund
assets, customer data (including private
shareholder information), or proprietary
information, or cause the Funds, Jackson Square
and/or the Funds' service providers (including,
but not limited to, Fund accountants, custodians,
sub-custodians, transfer agents and financial
intermediaries) to suffer data breaches, data
corruption or lose operational functionality.

With the widespread use of technologies such as
the Internet to conduct business, the Fund is
susceptible to operational, information security,
and related risks. Cyber incidents affecting the
Fund or its service providers may cause
disruptions and impact business operations,
potentially resulting in financial losses,
interference with the Fund’s ability to calculate
its net asset value (“NAV”), impediments to
trading, the inability of shareholders to transact
business, violations of applicable privacy and
other laws, regulatory fines, penalties,
reputational damage, reimbursement or other
compensation costs, or additional compliance
costs.

Depositary Receipts Risk
Depositary receipts are generally subject to the
same risks as the foreign securities they
represent because their values depend on the
performance of the underlying foreign
securities.  The Fund may invest in unsponsored
depositary receipts that are issued without an
agreement with the company that issues the
underlying foreign securities. Holders of
unsponsored depositary receipts generally bear
all the costs of such depositary receipts, and the
issuers of unsponsored depositary receipts
frequently are under no obligation to distribute
shareholder communications received from the
company that issues the underlying foreign
securities or to pass through voting rights to the
holders of the depositary receipts.  Accordingly,
available information concerning the issuer may
not be current and the prices of unsponsored
depositary receipts may be more volatile than
the prices of sponsored depositary receipts.

Depositary receipts are generally subject to the
same risks as the foreign securities they
represent because their values depend on the
performance of the underlying foreign
securities.  The Fund may invest in unsponsored
depositary receipts that are issued without an
agreement with the company that issues the
underlying foreign securities. Holders of
unsponsored depositary receipts generally bear
all the costs of such depositary receipts, and the
issuers of unsponsored depositary receipts
frequently are under no obligation to distribute
shareholder communications received from the
company that issues the underlying foreign
securities or to pass through voting rights to the
holders of the depositary receipts.  Accordingly,
available information concerning the issuer may
not be current and the prices of unsponsored
depositary receipts may be more volatile than
the prices of sponsored depositary receipts.
See “Foreign Securities, ADRs and Currency Risks”

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)
Emerging Markets Risk
Emerging markets are markets of countries in
the initial stages of industrialization and that
generally have low per capita income.  In
addition to the risks of foreign securities in
general, emerging markets are generally more
volatile, have relatively unstable governments,
social and legal systems that do not protect
shareholders, economies based on only a few
industries and securities markets that are
substantially smaller, less liquid and more
volatile with less government oversight than
more developed countries.

Emerging markets are markets of countries in
the initial stages of industrialization and that
generally have low per capita income.  In
addition to the risks of foreign securities in
general, emerging markets are generally more
volatile, have relatively unstable governments,
social and legal systems that do not protect
shareholders, economies based on only a few
industries and securities markets that are
substantially smaller, less liquid and more
volatile with less government oversight than
more developed countries.
The Acquiring Fund does not consider “Emerging Markets Risk” to be a principal risk of investing in the Acquiring Fund.
Equity Market Risk (Acquiring Fund) Equity Securities Risk (Target Funds)
The equity securities held in the Fund’s
portfolio may experience sudden, unpredictable
drops in value or long periods of decline in
value. This may occur because of factors that
affect securities markets generally or factors
affecting specific industries, sectors, geographic
markets or companies in which the Fund
invests.

The equity securities held in the Fund’s
portfolio may experience sudden, unpredictable
drops in value or long periods of decline in
value. This may occur because of factors that
affect securities markets generally or factors
affecting specific industries, sectors, geographic
markets or companies in which the Fund
invests.
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)
Foreign Securities, ADRs and Currency Risks (Acquiring Fund) Foreign Securities Risk (Target Funds)
Investments in securities of foreign issuers
involve risks not ordinarily associated with
investments in securities and instruments of
U.S. issuers, including risks relating to political,
social and economic developments abroad,
differences between U.S. and foreign regulatory
and accounting requirements, tax risks, and
market practices, as well as fluctuations in
foreign currencies. There may be less
information publicly available about foreign
companies than about a U.S. company, and
many foreign companies are not subject to
accounting, auditing, and financial reporting
standards, regulatory framework and practices
comparable to those in the U.S. Unexpected
political, regulatory and diplomatic events
within the United States and abroad may affect
investor and consumer confidence and may
adversely impact global financial markets and
the broader economy. Foreign conflicts have
caused, and could continue to cause, significant
market disruptions and volatility within specific
markets and globally.

Investments in securities of foreign issuers
involve risks not ordinarily associated with
investments in securities and instruments of
U.S. issuers, including risks relating to political,
social and economic developments abroad,
differences between U.S. and foreign regulatory
and accounting requirements, tax risks, and
market practices, as well as fluctuations in
foreign currencies. There may be less
information publicly available about foreign
companies than about a U.S. company, and
many foreign companies are not subject to
accounting, auditing, and financial reporting
standards, regulatory framework and practices
comparable to those in the U.S. Unexpected
political, regulatory and diplomatic events
within the United States and abroad may affect
investor and consumer confidence and may
adversely impact global financial markets and
the broader economy. Foreign conflicts have
caused, and could continue to cause, significant
market disruptions and volatility within specific
markets and globally.

Foreign securities are subject to risks relating to
political, social and economic developments
abroad and differences between U.S. and
foreign regulatory requirements and market
practices, including fluctuations in foreign
currencies. Income earned on foreign securities
may be subject to foreign withholding taxes.
ADRs are alternatives to directly purchasing the
underlying foreign securities in their national
markets and currencies. However, ADRs remain
subject to many of the risks associated with
investing directly in foreign securities. These
risks include foreign exchange risk as well as
the political and economic risks of the
underlying issuer’s country. The depository
bank may not have physical custody of the
underlying securities at all times and may
charge fees for various services, including
forwarding dividends and interest and corporate
actions.

Forward Foreign Currency Risk
The use of forward foreign currency exchange
contracts may substantially change the Fund’s
exposure to currency exchange rates and could
result in losses to the Fund if currencies do not
perform as Jackson Square expects. The use of
these investments as a hedging technique to
reduce the Fund’s exposure to currency risks
may also reduce its ability to benefit from
favorable changes in currency exchange rates.

The use of forward foreign currency exchange
contracts may substantially change the Fund’s
exposure to currency exchange rates and could
result in losses to the Fund if currencies do not
perform as Jackson Square expects. The use of
these investments as a hedging technique to
reduce the Fund’s exposure to currency risks
may also reduce its ability to benefit from
favorable changes in currency exchange rates.
The Acquiring Fund does not consider “Forward Foreign Currency Risk” to be a principal risk of investing in the Acquiring Fund.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)
Frontier Market Countries Risk
Frontier market countries generally have
smaller economies and even less developed
capital markets than traditional emerging
markets, and, as a result, the risks of investing
in emerging market countries are magnified in
frontier market countries. The magnification of
risks are the result of: potential for extreme
price volatility and illiquidity in frontier
markets; government ownership or control of
parts of the private sector and of certain
companies; trade barriers, exchange controls,
managed adjustments in relative currency
values and other protectionist measures imposed
or negotiated by the countries with which
frontier market countries trade; and the
relatively new and unsettled securities laws in
many frontier market countries.

Frontier market countries generally have
smaller economies and even less developed
capital markets than traditional emerging
markets, and, as a result, the risks of investing
in emerging market countries are magnified in
frontier market countries. The magnification of
risks are the result of: potential for extreme
price volatility and illiquidity in frontier
markets; government ownership or control of
parts of the private sector and of certain
companies; trade barriers, exchange controls,
managed adjustments in relative currency
values and other protectionist measures imposed
or negotiated by the countries with which
frontier market countries trade; and the
relatively new and unsettled securities laws in
many frontier market countries.
The Acquiring Fund does not consider “Frontier Market Countries Risk” to be a principal risk of investing in the Acquiring Fund.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)
General Market Risk; Recent Market Events Risk (Acquiring Fund) General Market Risk (Target Funds)
The Fund’s net asset value and investment
return will fluctuate based upon changes in the
value of its portfolio securities. Certain
securities selected for the Fund’s portfolio may
be worth less than the price originally paid for
them, or less than they were worth at an earlier
time.

The Fund’s net asset value and investment
return will fluctuate based upon changes in the
value of its portfolio securities. Certain
securities selected for the Fund’s portfolio may
be worth less than the price originally paid for
them, or less than they were worth at an earlier
time.

The market value of a security may move up or
down, sometimes rapidly and unpredictably.
These fluctuations may cause a security to be
worth less than the price originally paid for it, or
less than it was worth at an earlier time. Market
risk may affect a single issuer, industry, sector
of the economy or the market as a whole. U.S.
and international markets have experienced
volatility in recent months and years due to a
number of economic, political and global macro
factors, including elevated inflation levels,
problems in the banking sector and wars in
Europe and in the Middle East. Uncertainties
regarding interest rate levels, political events,
global geopolitical conflicts, trade tensions and
the possibility of a national or global recession
have also contributed to market volatility.
Global economies and financial markets are
increasingly interconnected, which increases the
possibility that conditions in one country or
region might adversely impact issuers in a
different country or region. Continuing market
volatility as a result of recent market conditions
or other events may have adverse effects on the
Fund’s returns. Spyglass will monitor
developments and seek to manage the Fund in a
manner consistent with achieving the Fund’s
investment objective, but there can be no
assurance that it will be successful in doing so.

Growth Stock Risk (Acquiring Fund) Growth-Style Investing Risk (Target Funds)
Investors expect growth companies to increase
their earnings at a certain rate that is generally
higher than the rate expected for non-growth
companies. If a growth company does not meet
these expectations, the price of its stock may
decline significantly, even if it has increased
earnings. Growth companies also typically do
not pay dividends. Companies that pay
dividends may experience less significant stock
price declines during market downturns.

Investors expect growth companies to increase
their earnings at a certain rate that is generally
higher than the rate expected for non-growth
companies. If a growth company does not meet
these expectations, the price of its stock may
decline significantly, even if it has increased
earnings. Growth companies also typically do
not pay dividends. Companies that pay
dividends may experience less significant stock
price declines during market downturns.

Growth securities experience relatively rapid
earnings growth and typically trade at higher
multiples of current earnings than other
securities. Growth securities may be more
volatile because growth companies usually
invest a high proportion of earnings in their
businesses, and they may lack the dividends of
value stocks that can lessen the decreases in
stock prices in a falling market.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)
Investment Focus Risk
The Fund may focus its investments, or have a
relatively high concentration of assets in a small
number of issuers and/or industry subcategories,
which may reduce its diversification and result
in increased volatility.

The Fund may focus its investments, or have a
relatively high concentration of assets in a small
number of issuers and/or industry subcategories,
which may reduce its diversification and result
in increased volatility.
The Acquiring Fund does not consider “Investment Focus Risk” to be a principal risk of investing in the Acquiring Fund.
IPO Risk	The Large-Cap Growth Fund does not consider “IPO Risk” to be a principal risk of investing in the Acquiring Fund.	The SMID-Cap Growth Fund does not consider “IPO Risk” to be a principal risk of investing in the Acquiring Fund.
An IPO presents the risk that the market value
of IPO shares will fluctuate considerably due to
factors such as the absence of a prior public
market, unseasoned trading, the small number
of shares available for trading and limited
information about the issuer. The purchase of
IPO shares may involve high transaction costs.
IPO shares are subject to market risk and
liquidity risk.

Large-Cap Companies Risk
The Fund’s investment in larger companies is
subject to the risk that larger companies are
sometimes unable to attain the high growth rates
of successful, smaller companies, especially
during extended periods of economic
expansion.
		The SMID-Cap Growth Fund does not consider “Large-Cap Companies Risk” to be a principal risk of investing in the Fund.	The Acquiring Fund does not consider “Large- Cap Companies Risk” to be a principal risk of investing in the Acquiring Fund.
Liquidity Risk
From time to time, the trading market for a
particular security or type of security in which
the Fund invests may become less liquid or
even illiquid. Reduced liquidity will have an
adverse impact on the Fund’s ability to sell such
securities when necessary to meet the Fund’s
liquidity needs or in response to a specific
economic event and will also generally lower
the value of a security. Market prices for such
securities may be volatile.

From time to time, the trading market for a
particular security or type of security in which
the Fund invests may become less liquid or
even illiquid. Reduced liquidity will have an
adverse impact on the Fund’s ability to sell such
securities when necessary to meet the Fund’s
liquidity needs or in response to a specific
economic event and will also generally lower
the value of a security. Market prices for such
securities may be volatile.
The Acquiring Fund does not consider “Liquidity Risk” to be a principal risk of investing in the Acquiring Fund.
Management Risk
The Fund may not meet its investment objective
or may underperform the market or other
mutual funds with similar investment strategies
if Jackson Square cannot successfully
implement the Fund’s investment strategies.

The Fund may not meet its investment objective
or may underperform the market or other
mutual funds with similar investment strategies
if Jackson Square cannot successfully
implement the Fund’s investment strategies.
Spyglass’ investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)
Non-Diversification Risk (Acquiring Fund) Non-Diversified Fund Risk (Target Fund)
Because the Fund is “non-diversified” and may
invest a greater percentage of its assets in the
securities of a single issuer, a decline in the
value of an investment in a single issuer could
cause the Fund’s overall value to decline to a
greater degree than if the Fund held a more
diversified portfolio.

Because the Fund is “non-diversified” and may
invest a greater percentage of its assets in the
securities of a single issuer, a decline in the
value of an investment in a single issuer could
cause the Fund’s overall value to decline to a
greater degree than if the Fund held a more
diversified portfolio.

Because the Fund is “non-diversified,” it may
invest a greater percentage of its assets in the
securities of a single issuer. As a result, a
decline in the value of an investment in a single
issuer could cause the Fund’s overall value to
decline to a greater degree than if the Fund held
a more diversified portfolio.

Operational Risk
Although the Large-Cap Growth Fund is subject
to the same operational risks as the Acquiring
Fund, the Large-Cap Growth Fund does not
consider such operational risks as being
reasonably likely to adversely affect the Fund’s
NAV.

Although the SMID-Cap Growth Fund is
subject to the same operational risks as the
Acquiring Fund, the SMID-Cap Growth Fund
does not consider such operational risks as
being reasonably likely to adversely affect the
Fund’s NAV.

Operational risks include human error, changes
in personnel, system changes, faults in
communication, and failures in systems,
technology, or processes. Various operational
events or circumstances are outside Spyglass’
control, including instances at third parties. The
Fund and Spyglass seek to reduce these
operational risks through controls and
procedures. However, these measures do not
address every possible risk and may be
inadequate to address these risks.

REIT Risk
The real estate industry has been subject to
substantial fluctuations and declines on a local,
regional and national basis in the past and may
continue to be in the future. Also, the value of a
REIT can be hurt by economic downturns or by
changes in real estate values, rents, property
taxes, interest rates, tax treatment, regulations,
or the legal structure of a real estate investment
trust.

The real estate industry has been subject to
substantial fluctuations and declines on a local,
regional and national basis in the past and may
continue to be in the future. Also, the value of a
REIT can be hurt by economic downturns or by
changes in real estate values, rents, property
taxes, interest rates, tax treatment, regulations,
or the legal structure of a real estate investment
trust.

A REIT’s share price may decline because of
adverse developments affecting the real estate
industry, including changes in interest rates. The
returns from REITs may trail returns from the
overall market. The Fund’s investments in
REITs may be subject to special tax rules, or a
particular REIT may fail to qualify for the
favorable federal income tax treatment
applicable to REITs, the effect of which may
have adverse tax consequences for the Fund and
its shareholders.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)
Sector Emphasis Risk
The securities of companies in the same or
related businesses, if comprising a significant
portion of the Fund’s portfolio, may in some
circumstances react negatively to market
conditions, interest rates and economic,
regulatory or financial developments and
adversely affect the value of the portfolio to a
greater extent than if such securities comprised
a lesser portion of the Fund’s portfolio or the
Fund’s portfolio was diversified across a greater
number of industry sectors.  Some industry
sectors have particular risks that may not affect
other sectors.

The securities of companies in the same or
related businesses, if comprising a significant
portion of the Fund’s portfolio, may in some
circumstances react negatively to market
conditions, interest rates and economic,
regulatory or financial developments and
adversely affect the value of the portfolio to a
greater extent than if such securities comprised
a lesser portion of the Fund’s portfolio or the
Fund’s portfolio was diversified across a greater
number of industry sectors.  Some industry
sectors have particular risks that may not affect
other sectors.

Although Spyglass selects stocks based on their
individual merits, certain economic sectors will
represent a larger portion of the Fund’s overall
investment portfolio than other sectors.
Potential negative market or economic
developments affecting one of the larger sectors
could have a greater impact on the Fund than on
a fund with fewer holdings in that sector.

Information Technology Sector Risk (Acquiring Fund) Technology Sector Risk (Target Funds)
Technology companies face intense
competition, both domestically and
internationally, which may have an adverse
effect on profit margins. Technology companies
may have limited product lines, markets,
financial resources or personnel.

Technology companies face intense
competition, both domestically and
internationally, which may have an adverse
effect on profit margins. Technology companies
may have limited product lines, markets,
financial resources or personnel.

Technology companies may face obsolescence
due to rapid technological developments,
frequent new product introduction, and new
market entrants, unpredictable changes in
growth rates, and competition for the services of
qualified personnel. Information technology
companies may be smaller and less experienced
companies, with limited product lines, markets
or financial resources and fewer experienced
management or marketing personnel.
Information technology companies may be
subject to additional risks, including loss of
patent, copyright, and trademark protections, as
well as evolving industry standards and general
economic conditions.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund (Acquiring Fund)
(Target Funds)
Healthcare Sector Risk	The Large-Cap Growth Fund does not consider “Healthcare Sector Risk” to be a principal risk of investing in the Acquiring Fund.
To the extent the Fund invests a significant
portion of its assets in the healthcare sector, the
Fund’s performance will be sensitive to changes
in and, to a greater extent, depend on the overall
condition of the healthcare sector. Companies in
the healthcare sector are subject to extensive
government regulation and their profitability
can be significantly affected by regulatory
changes. Other factors impacting the healthcare
sector include rising costs of medical products
and services, pricing pressure and limited
product lines, loss or impairment of intellectual
property rights and litigation regarding product
or service liability.
The Acquiring Fund does not consider “Healthcare Sector Risk” to be a principal risk of investing in the Acquiring Fund.
Small-Cap and Mid-Cap Company Risk	The Large-Cap Growth Fund does not consider “Small-Cap and Mid-Cap Company Risk” to be a principal risk of investing in the Fund.
The small-cap companies in which the Fund
invests may not have the management
experience, financial resources, product
diversification and competitive strengths of
large cap companies.  Small-cap company
stocks may also be bought and sold less often
and in smaller amounts than larger company
stocks.  Securities of small-cap and mid-cap
companies may be more volatile and less liquid
than the securities of large-cap companies.

Small-cap and mid-cap companies often have
less predictable earnings than larger companies,
more limited product lines, markets, distribution
channels or financial resources, and the
management of such companies may be
dependent upon one or few key people. The
market movements of equity securities of these
companies may be more abrupt and volatile
than the market movements of equity securities
of larger, more established companies, or the
stock market in general. Because of these
movements, and because small-cap and mid-cap
companies tend to be bought and sold less often
and in smaller amounts, they are generally less
liquid than the equity securities of larger
companies.

Comparison of Fundamental and Non-Fundamental Investment Policies and Restrictions.  The
investment restrictions and limitations of the Acquiring Fund are similar to those of the Target Funds. The
Target Funds’ fundamental policies on industry concentration, loans, underwriting, owning real estate, owning commodities and issuing senior securities are worded somewhat differently but substantively impose the same restrictions on the Target Funds that the corresponding restrictions impose on the Acquiring Fund. Unlike the
Target Funds, the Acquiring Fund has adopted a fundamental policy relating to diversification, but the Target
Funds are subject to the same diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). The Target Funds’ fundamental policy related to borrowing permits the Funds to borrow up to the limits of the Investment Company Act of 1940, as amended (the “1940 Act”) while the Acquiring
Fund fundamental policy on borrowing is more restrictive, limiting the ability of the Acquiring Fund to borrow to 10% of the Fund’s total assets and prohibiting the Fund from borrowing for leveraging or investments. As discussed further below, except as required by the 1940 Act or the Code, each Fund will generally apply any percentage restriction or requirement at the time of investment, with a subsequent increase or decrease in such percentage resulting from a change in asset value not constituting a violation of such restriction or requirement.
All of the investment policies noted in the table below are fundamental limitations. A fundamental limitation cannot be changed without the affirmative vote of the lesser of: (1) more than 50% of the outstanding voting securities of the Fund; or (2) 67% or more of the voting securities present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding voting securities are present or represented.
A non-fundamental limitation may be changed by the MPS Board or the MDP Board, as applicable, without shareholder approval.
Additional information regarding each Target Fund’s investment limitations may be found in the Target Funds’
SAI, which is incorporated by reference into the Reorganization SAI. Additional information regarding the
Acquiring Fund’s investment limitations may be found in the Acquiring Fund SAI, which is incorporated by reference into the Reorganization SAI.

Fundamental Investment Restrictions and Policies
Policy	Target Funds	Acquiring Fund	Differences
Borrowing Money
Each Fund may not issue senior
securities, borrow money or
pledge their assets, except that (i)
a Fund may borrow from banks in
amounts not exceeding one-third
of its total assets (including the
amount borrowed) less liabilities
(other than borrowings); and (ii)
this restriction shall not prohibit a
Fund from engaging in options
transactions, reverse repurchase
agreements, purchasing securities
on a when-issued, delayed
delivery, or forward delivery
basis, or short sales in accordance
with its objectives and strategies.

The Fund may not borrow money,
provided that the Fund may
borrow money for temporary or
emergency purposes (not for
leveraging or investments), and
then in an aggregate amount not
in excess of 10% of the Fund’s
total assets.

The Acquiring Fund only allows
for borrowing for temporary or
emergency purposes and limits
borrowing to 10% of the Fund’s
assets while the Target Funds
may borrow up to the limits of the
1940 Act (33 1/3% of total assets
including the amount borrowed).

Fundamental Investment Restrictions and Policies
Policy	Target Funds	Acquiring Fund	Differences
Industry Concentration
Each Fund may not invest in the
securities of any one industry or
group of industries if, as a result,
25% or more of a Fund’s total
assets would be invested in the
securities of such industry or
group of industries; except that,
the foregoing does not apply to
securities issued or guaranteed by
the U.S. government, its agencies
or instrumentalities.

The Fund may not invest 25% or
more of its net assets, calculated
at the time of purchase and taken
at market value, in securities of
issuers in any one industry (other
than securities issued by the U.S.
Government or its agencies, or
securities of other investment
companies).
No material differences.
Underwriting Activities
Each Fund may not underwrite
the securities of other issuers
(except that a Fund may engage
in transactions involving the
acquisition, disposition or resale
of its portfolio securities under
circumstances where it may be
considered to be an underwriter
under the Securities Act).
		The Fund may not underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security.	No material differences.
Loans
Each Fund may not make
personal loans of money or loans
of its assets to persons who
control or are under common
control with a Fund (except that a
Fund may lend its portfolio
securities, enter into repurchase
agreements, purchase debt
securities consistent with the
investment policies of the Fund,
and invest in loans, including
assignments and participation
interests).

The Fund may not make loans to
other persons, except by: (1)
purchasing debt securities in
accordance with its investment
objective, policies and
limitations; (2) entering into
repurchase agreements; or (3)
engaging in securities loan
transactions;
No material differences.
Real Estate
Each Fund may not purchase or
sell real estate or interests in real
estate, unless acquired as a result
of ownership of securities
(although a Fund may purchase
and sell securities which are
secured by real estate and
securities of companies that
invest or deal in real estate).

The Fund may not purchase or
sell real estate, provided that the
Fund may invest in obligations
secured by real estate or interests
therein or obligations issued by
companies that invest in real
estate or interests therein,
including real estate investment
trusts.
No material differences.
Commodities
Each Fund may not purchase or
sell physical commodities or
commodities contracts, unless
acquired as a result of ownership
of securities or other instruments
and provided that this restriction
does not prevent a Fund from
engaging in transactions
involving currencies and futures
contracts and options thereon or
investing in securities or other
instruments that are secured by
physical commodities.

The Fund may not purchase or
sell physical commodities,
provided that the Fund may invest
in, purchase, sell or enter into
financial options and futures,
forward and spot currency
contracts, swap transactions and
other derivative financial
instruments.
No material differences.

Fundamental Investment Restrictions and Policies
Policy	Target Funds	Acquiring Fund	Differences
Issuance of Senior Securities
Each Fund may not issue senior
securities, borrow money or
pledge their assets, except that (i)
a Fund may borrow from banks in
amounts not exceeding one-third
of its total assets (including the
amount borrowed) less liabilities
(other than borrowings); and (ii)
this restriction shall not prohibit a
Fund from engaging in options
transactions, reverse repurchase
agreements, purchasing securities
on a when-issued, delayed
delivery, or forward delivery
basis, or short sales in accordance
with its objectives and strategies.
		The Fund may not issue senior securities, except to the extent permitted by the 1940 Act.	No material differences.
Diversification	The Target Funds have not adopted a fundamental policy on diversification.
The Fund may not with respect to
50% of its total assets, purchase
the securities of any one issuer if,
immediately after and as a result
of such purchase, (a) the value of
the Fund’s holdings in the
securities of such issuer exceeds
5% of the value of the Fund’s
total assets, or (b) the Fund owns
more than 10% of the outstanding
voting securities of the issuer
(this restriction does not apply to
investments in the securities of
the U.S. Government, or its
agencies or instrumentalities, or
other investment companies).

Although the Target Funds have
not adopted a fundamental
investment policy related to
diversification, each Target Fund
is subject to the Code’s
diversification requirement which
is the same as the Acquiring
Fund’s fundamental investment
policy relating to diversification.

The Acquiring Fund and Target Funds have no non-fundamental policies in place at this time.
The Target Funds’ SAI provides that except with respect to master limited partnerships, borrowing, and investments in illiquid investments, if a percentage or rating restriction on investment or use of assets is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Target Fund will not be considered a violation. With respect to borrowing, if at any time a Target Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities and indebtedness
(other than borrowings), such borrowings will be reduced within three days, (not including Sundays and holidays) or such longer period as may be permitted by the 1940 Act, to the extent necessary to comply with the one-third limitation. If at any time a Target Fund’s illiquid investments are greater than 15% of its net assets, the
Fund will determine how to remediate the excess illiquid investments in accordance with the 1940 Act and the
Fund’s policies and procedures. Likewise, the Acquiring Fund SAI provides that, except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Acquiring Fund or its assets or redemptions of shares will not be considered a violation of the limitation. While the Acquiring Fund has not adopted a fundamental policy with respect to illiquid investments, pursuant to the 1940 Act restrictions and its registration statement, the Acquiring Fund may not knowingly invest more than 15% of its net assets in illiquid investments.

Comparison of Management, Management Fees, Sales Loads and Expense Limitation Agreements
of the Target Funds and Acquiring Fund.  The following table compares the investment adviser, portfolio managers, management fees and expense limitation agreement of the Target Funds to the Acquiring Fund. If the
Reorganizations are consummated, Investor Class shares, Institutional Class shares and IS Class shares of the
Target Funds will be exchanged for Institutional Shares of the Acquiring Fund. The Acquiring Fund pays to
Spyglass a monthly management fee at an annual rate of 1.00% of the Fund’s average daily net assets for its advisory services to the Fund.
A majority of the securities held by each Target Fund will be disposed of in connection with the
Reorganizations to align the securities portfolio of each Target Fund with the securities portfolio of the
Acquiring Fund. Based on the Large-Cap Growth Fund’s holdings and shares outstanding as of July 31, 2025, the estimated brokerage costs associated with the proposed portfolio repositioning to Large-Cap Growth Fund
Shareholders would be approximately $2,223, or $0.003 per share. Based on the same information, the Large-
Cap Growth Fund estimates that the proposed portfolio repositioning would result in a net realized capital gain distribution to be distributed to Large-Cap Growth Fund Shareholders of approximately $67,959,000, or $9.35 per share. Based on the SMID-Cap Growth Fund’s holdings and shares outstanding as of July 31, 2025, the estimated brokerage costs associated with the proposed portfolio repositioning to SMID-Cap Growth Fund
Shareholders would be approximately $12,515, or $0.008 per share. Based on the same information, the SMID-
Cap Growth Fund estimates that the proposed portfolio repositioning would not result in any net realized capital gain distributions to be distributed to SMID-Cap Growth Fund Shareholders given the capital loss carry forwards available to the SMID-Cap Growth Fund.
Any realignment could result in additional portfolio transaction costs to the Target Funds and increased taxable distributions to shareholders of the Target Funds. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets.
Any net realized capital gain from sales that occur prior to the Reorganizations, if there are any as a result of such portfolio realignment, will be distributed to the applicable Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss)
during or with respect to the year of sale (after reduction by any available capital loss carryovers), and such distributions will be taxable to taxable shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Reorganizations in connection with its normal investment operations. If a shareholder holds Target Fund shares in a non-taxable account, distributions and redemption proceeds with respect to those shares generally will not be currently taxable to the shareholder if those amounts remain in the non-taxable account. You should consult your tax advisor for further information about federal, state and local tax consequences relative to your specific situation.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund
	(Target Funds)		(Acquiring Fund)
Investment Adviser	Jackson Square Partners, LLC	Jackson Square Partners, LLC	Spyglass Capital Management LLC

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund
	(Target Funds)		(Acquiring Fund)
Portfolio Managers	William Montana is primarily responsible for the day-to-day management of the Fund	Kenneth F. Broad is primarily responsible for the day-to-day management of the Fund. Mr. Broad intends to retire at the end of 2025.	James A. Robillard, Portfolio Manager, performs day‑to‑day portfolio management for the Fund.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund
	(Target Funds)		(Acquiring Fund)
Management Fees	The Target Fund pays Jackson Square an annual management fee of 0.55% based on the Fund’s average daily net assets.	The Target Fund pays Jackson Square an annual management fee of 0.75% based on the Fund’s average daily net assets.	The Acquiring Fund pays Spyglass an annual management fee of 1.00% based on the Fund’s average daily net assets.
Sales Loads	None.	None.	None.
Distribution (Rule 12b-1) Fees	Investor Class shares are subject to a Rule 12b-1 fee of up to 0.25% based on the Fund’s average daily net assets attributable to Investor Class shares.	Investor Class shares are subject to a Rule 12b-1 of up to 0.25% based on the Fund’s average daily net assets attributable to Investor Class shares.
Institutional Shares of the
Acquiring Fund do not have a
Rule 12b-1 fee. The Acquiring
Fund’s Retail Shares, which have
a Rule 12b-1 fee, are not
operational and will not be part of
the Reorganizations.

Shareholder Servicing Plan Fees
Investor Class and Institutional
Class shares of the Fund may pay
a shareholder servicing fee of up
to 0.10% of the class’ respective
average daily net assets for non-
distribution personal shareholder
services.

Investor Class and Institutional
Class shares of the Fund may pay
a shareholder servicing fee of up
to 0.10% of the class’ respective
average daily net assets for non-
distribution personal shareholder
services
None. Spyglass pays all fees payable to financial intermediaries for shareholder services as part of the operating expense limitation agreement for the Acquiring Fund.

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund	Spyglass Growth Fund
	(Target Funds)		(Acquiring Fund)
Redemption Fee	None.	None.	None.
Expense Limitations
Jackson Square Partners, LLC
has contractually agreed to waive
its management fees and pay
Fund expenses in order to ensure
that Total Annual Fund Operating
Expenses (excluding Rule 12b-1
fees, Shareholder Servicing Plan
fees, leverage/borrowing interest,
interest expense, dividends paid
on short sales, brokerage and
other transactional expenses,
acquired fund fees and expenses,
expenses incurred in connection
with any merger or
reorganization, or extraordinary
expenses) do not exceed 0.64%
of the average daily net assets of
the Fund. Fees waived and
expenses paid by Jackson Square
may be recouped by Jackson
Square for a period of 36 months
following the month during
which such fee waiver and
expense payment was made, if
such recoupment can be achieved
without exceeding the expense
limit in effect at the time the fee
waiver and/or expense payment
occurred and the expense limit in
place at the time of recoupment.
The Operating Expenses
Limitation Agreement is
indefinite but cannot be
terminated through at least
February 28, 2026. Thereafter,
the agreement may be terminated
at any time upon 60 days’ written
notice by the Fund’s Board or
Jackson Square.

Jackson Square Partners, LLC
has contractually agreed to waive
its management fees and pay
Fund expenses in order to ensure
that Total Annual Fund Operating
Expenses (excluding Rule 12b-1
fees, Shareholder Servicing Plan
fees, leverage/borrowing interest,
interest expense, dividends paid
on short sales, brokerage and
other transactional expenses,
acquired fund fees and expenses,
expenses incurred in connection
with any merger or
reorganization, or extraordinary
expenses) do not exceed 0.87%
of the average daily net assets of
the Fund. Fees waived and
expenses paid by Jackson Square
may be recouped by Jackson
Square for a period of 36 months
following the month during
which such fee waiver and
expense payment was made, if
such recoupment can be achieved
without exceeding the expense
limit in effect at the time the fee
waiver and/or expense payment
occurred and the expense limit in
place at the time of recoupment.
The Operating Expenses
Limitation Agreement is
indefinite but cannot be
terminated through at least
February 28, 2026. Thereafter,
the agreement may be terminated
at any time upon 60 days’ written
notice by the Fund’s Board or
Jackson Square.

Spyglass has agreed to waive its
management fees and/or
reimburse Fund expenses to
ensure that Total Annual Fund
Operating Expenses (excluding
any front-end or contingent
deferred loads, Rule 12b-1 plan
fees, shareholder servicing plan
fees, taxes, leverage (i.e., any
expenses incurred in connection
with borrowings made by the
Fund), interest (including interest
incurred in connection with bank
and custody overdrafts),
brokerage commissions and other
transactional expenses, expenses
incurred in connection with any
merger or reorganization,
dividends or interest on short
positions, acquired fund fees and
expenses or extraordinary
expenses such as litigation
(collectively, “Excludable
Expenses”)) do not exceed 1.00%
of the Fund’s average daily net
assets, through at least one year
from the effective date of the
Proxy Statement, unless
terminated sooner by, or with the
consent of, the Trust’s Board of
Trustees (the “Board of Trustees”
or the “Board”).

Funds’ Fees and Expenses. The following table shows the current fees and expenses of the Target Funds (based on the Target Funds’ fiscal year ended October 31, 2024) compared to those of the Acquiring Fund (based on the Acquiring Fund’s fiscal year ended December 31, 2024) and the pro forma fees and expenses of the Acquiring Fund assuming the Reorganizations had occurred on the first day of the twelve-month period ended
October 31, 2024. Under the terms of the current expense limitation agreement applicable to the Acquiring Fund, the expenses payable by shareholders of the Target Funds are expected to go up in connection with the Reorganizations. The expense limitation agreement in place for the
Acquiring Fund renews automatically for additional one-year periods unless terminated by the MDP Board or with the consent of the MDP Board. If the expense limitation agreement applicable to the Target Funds or the expense limitation agreement applicable to the Acquiring Fund were to terminate, the expenses payable by shareholders would increase to the figure set forth below in the “Total Annual Fund Operating Expenses” line item.

	Jackson Square Large-Cap Growth Fund (Target Fund)			Jackson Square SMID-Cap Growth Fund (Target Fund)			Spyglass Growth Fund (Acquiring Fund)	Spyglass Growth Fund Pro Forma (Acquiring Fund)(1)
Shareholder Fees	Investor	Institutional	IS	Investor	Institutional	IS	Institutional	Institutional
Fees paid directly from your investment	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Investor	Institutional	IS	Investor	Institutional	IS	Institutional	Institutional
Management Fees	0.55%	0.55%	0.55%	0.75%	0.75%	0.75%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	None	None	0.25%	None	None	None	None
Shareholder Servicing Fee	0.10%(2)	0.10%(2)	None(2)	0.10%	0.10%	None	None	None
Other Expenses	0.21%(3)	0.21%(3)	0.21%(3)	0.16%(6)	0.16%(6)	0.16%(6)	0.10%	0.08%
Acquired Fund Fees and Expenses	None	None	None	None	None	None	None	None
Total Annual Fund Operating Expenses	1.11%(2)(4)	0.86%(2)(4)	0.76%(2)(4)	1.26%(7)	1.01%(7)	0.91%(7)	1.10%	1.08%
Fee Waiver and/or Expense Reimbursement	(0.12)%(5)	(0.12)%(5)	(0.12)%(5)	(0.03)%(8)	(0.03)%(8)	(0.03)%(8)	(0.10)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	0.99%(4)(5)	0.74%(4)(5)	0.64%(4)(5)	1.23%(7)(8)	0.98%(7)(8)	0.88%(7)(8)	1.00%(9)	1.00%
(1) The Reorganizations are not contingent on each other and the Acquiring Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will remain the same regardless of whether or not shareholders of both Target Funds approve the Reorganizations.

(2) Shareholder servicing plan fees for the Investor Class and Institutional Class reflect the maximum fee available.
(3) Other expenses have been restated to reflect current expenses.
(4) The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus which does not include the restatement of other expenses or the maximum shareholder servicing plan fees for Investor Class and Institutional Class.
(5) Jackson Square has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule
12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.64% of the average daily net assets of the Fund.
Fees waived and expenses paid by Jackson Square may be recouped by Jackson Square for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least February 28, 2026. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Fund’s Board or Jackson Square. If a Reorganization is approved by shareholders of a Target Fund, after the Reorganization is consummated, Spyglass will not be able to recoup any fees or expenses of such Target Fund previously waived or reimbursed by Jackson Square pursuant to the Target Fund’s expense limitation agreement.
(6) Other Expenses includes 0.01% of Interest Expense.
(7) The Total Annual Fund Operating Expenses for the Investor Class and Institutional Class do not correlate to the ratio of expenses to average net assets included in the Financial
Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include all available shareholder servicing plan fees for these share classes.
(8) Jackson Square has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule
12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.87% of the average daily net assets of the Fund.
Fees waived and expenses paid by Jackson Square may be recouped by Jackson Square for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least February 28, 2026. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Fund’s Board or Jackson Square. If a Reorganization is approved by shareholders of a Target Fund, after the Reorganization is consummated, Spyglass will not be able to recoup any fees or expenses of such Target Fund previously waived or reimbursed by Jackson Square pursuant to the Target Fund’s expense limitation agreement.
(9) Pursuant to an operating expense limitation agreement between Spyglass, the Fund’s investment adviser, and the Fund, Spyglass has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 1.00% of the Fund’s average daily net assets, through at least one year from the effective date of the Proxy Statement, unless terminated sooner by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”
or the “Board”). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 1.00%.
Spyglass may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2)
the expense limitation in place at the time of the recoupment.

Examples
The Examples below are intended to help you compare the cost of investing in the Target Funds with the cost of investing in the Acquiring Fund, assuming the Reorganizations have been completed.
The Examples assume that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, and that each Fund’s total operating expenses remain the same.
The Examples reflect Spyglass’ and Jackson Square's respective existing agreements to waive and reimburse expenses as noted in the fee table above. The pro forma expense examples for the Acquiring
Fund assume the Reorganizations have occurred on the first day of the twelve-month period ended
October 31, 2024. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	Year 1	Year 3	Year 5	Year 10
Jackson Square Large-Cap Growth Fund – Investor Class (Target Fund)	$101	$341	$600	$1,341
Jackson Square Large-Cap Growth Fund – Institutional Class (Target Fund)	$76	$262	$465	$1,050
Jackson Square Large-Cap Growth Fund – IS Class (Target Fund)	$65	$231	$411	$931
Jackson Square SMID-Cap Growth Fund – Investor Class (Target Fund)	$125	$397	$689	$1,520
Jackson Square SMID-Cap Growth Fund – Institutional Class (Target Fund)	$100	$319	$555	$1,234
Jackson Square SMID-Cap Growth Fund – IS Class (Target Fund)	$90	$287	$501	$1,117
Spyglass Growth Fund – Institutional Shares (Acquiring Fund)	$102	$340	$597	$1,331
Spyglass Growth Fund – Institutional Shares (Acquiring Fund) – Pro Forma	$102	$336	$588	$1,310
Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when such Fund’s shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the Example, affect a
Fund’s performance. The Target Funds had a portfolio turnover rate of 13% and 48% for the Jackson
Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund respectively, of the average value of their portfolios during the fiscal year ended October 31, 2024. The Acquiring Fund had a portfolio turnover rate of 66% of the average value of its portfolio during its fiscal year ended
December 31, 2024.
Past Performance.  Set forth below is the performance information for the Target Funds and the Acquiring Fund. The Acquiring Fund will be the accounting and performance survivor of the
Reorganizations. The bar charts and tables below show the historical performance of each Fund’s shares and provide some indication of the risks of investing in the Funds. The bar charts show how the
Funds’ total returns before taxes have varied from year to year, while the tables compare the Funds’
average annual total returns to the returns of a broad measure of market performance and additional benchmark indices. Please keep in mind that past performance, before and after taxes, does not represent how the Funds will perform in the future. Investors may obtain updated performance information for the Target Funds at www.jspartners.com or by calling (844) 577-3863, and the
Acquiring Fund at www.spygx.com or by calling (888) 878-5680.

JACKSON SQUARE LARGE-CAP GROWTH FUND
(Target Fund)
Calendar Year Total Returns as of December 31 for Investor Class Shares
Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

29.79% (2nd quarter, 2020)	(23.47)% (2nd quarter, 2022)
The YTD Returns as of 6/30/25 was 11.79%

Average Annual Total Returns for the periods ended December 31, 2024
	One Year	Five Years	Ten Years
Investor Class Shares(1)
Return Before Taxes	21.98%	11.79%	10.49%
Return After Taxes on Distributions	21.15%	8.65%	7.31%
Return After Taxes on Distributions and Sale of Fund Shares	13.64%	8.93%	7.69%
Institutional Class Shares
Return Before Taxes	22.19%	12.03%	10.75%
IS Class Shares
Return Before Taxes(2)	22.30%	12.16%	10.91%
Bloomberg US 1000 Growth Total Return Index	28.88%	16.86%	15.23%
Bloomberg US 1000 Total Return Index	24.23%	14.16%	12.82%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	16.78%
(1)The performance shown for the Investor Class shares reflects the 5.75% sales charge for the Class A shares of the Delaware
U.S. Growth Fund (the “Predecessor Fund”), which does not apply to Investor Class shares. Had the sales charge not been reflected, the performance shown would be higher.
(2)The R6 Class shares of the Predecessor Fund, which were reorganized into the IS Class shares of the Fund effective at the close of business on April 16, 2021, commenced operations on May 2, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund
Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”). After tax returns are shown for Investor Class shares only. After-tax returns for other classes will vary.
JACKSON SQUARE SMID-CAP GROWTH FUND
(Target Fund)
Calendar Year Total Returns as of December 31(1) for IS Class Shares
(1)The Fund is the accounting successor to The Focus SMID-Cap Growth Equity Portfolio, a series of Delaware Pooled Trust (the
“Predecessor Fund”). The Fund acquired the assets and liabilities of the Predecessor Fund in exchange for IS Class shares of the
Fund on September 19, 2016. Accordingly, the performance shown in the bar chart and the performance table for periods prior to
September 19, 2016 represents the performance of the Predecessor Fund.  Prior to September 19, 2016, Jackson Square served as the sole sub-adviser to the Predecessor Fund.  The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.
Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

41.73% (2nd quarter, 2020)	(24.17)% (2nd quarter, 2022)
The YTD Returns as of 6/30/25 was -3.59%.

Average Annual Total Returns for the periods ended December 31, 2024
	One Year	Five Years	Ten Years
IS Class Shares
Return Before Taxes	0.27%	0.07%	6.43%
Return After Taxes on Distributions	0.27%	-1.11%	5.04%
Return After Taxes on Distributions and Sale of Fund Shares	0.16%	0.41%	5.19%
Institutional Class Shares
Return Before Taxes(1)	0.22%	-0.02%	6.35%
Investor Class Shares
Return Before Taxes(1)	-0.06%	-0.28%	6.06%
Bloomberg US 1000 Total Return Index	24.23%	14.16%	12.82%
Bloomberg US 2500 Growth Total Return Index	14.25%	8.25%	9.60%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	13.90%	8.08%	9.45%
(1)The Institutional Class commenced operations on September 16, 2016. The Investor Class commenced operations on September
19, 2016.  The performance results above for the Institutional Class and Investor Class shares for the prior periods reflect the performance of the IS Class shares of the Fund adjusted for the expense ratios of the Institutional and Investor Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-
tax returns depend on the investor’s individual tax situation and may differ from the returns shown.
After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”). After tax returns are shown for IS Class shares only. After-tax returns for other classes will vary.

SPYGLASS GROWTH FUND
(Acquiring Fund)
Calendar Year Total Returns as of December 31 for Institutional Class Shares
Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

40.62% (2nd quarter, 2020)	(33.27)% (2nd quarter, 2022)
The YTD Returns as of 6/30/25 was 2.54%

Average Annual Total Returns for the periods ended December 31, 2024
	One Year	Five Years	Inception(1)
Return Before Taxes	38.10%	11.22%	13.87%
Return After Taxes on Distributions	38.10%	10.07%	12.97%
Return After Taxes on Distributions and Sale of Fund Shares	22.56%	8.59%	11.27%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	14.89%
Bloomberg Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	15.76%	10.82%	12.05%
(1) The Since Inception returns include those of a limited partnership managed by Spyglass (the “Predecessor Partnership”), which commenced operations on October 1, 2015.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-

advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-
tax returns are shown for Institutional Shares only and after-tax returns for Retail Shares will vary. The
Predecessor Partnership was an unregistered partnership that did not qualify as a regulated investment company for U.S. federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to 2018.
The Acquiring Fund will be the accounting and performance survivor following each
Reorganization and, accordingly, the performance history of the Acquiring Fund will survive.
Comparison of Share Classes and Distribution Arrangements.  Assuming approval of each
Reorganization by shareholders of the relevant Target Fund, shares of the Target Funds will be reorganized into the Acquiring Fund, as described below. This section of the Proxy Statement describes the different distribution arrangements and eligibility requirements among the various share classes of the Funds.
Distribution Arrangements and Principal Underwriters. Quasar Distributors, LLC (“Quasar”) is
the distributor and principal underwriter for the Target Funds’ shares. ALPS Distributors, Inc. (“ADI”)
is the distributor and principal underwriter for the Acquiring Fund’s shares. Quasar and ADI offer shares of the Target Funds and the Acquiring Fund, respectively, on a continuous basis directly and through authorized financial intermediaries. Quasar and ADI are registered broker-dealers and members of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Class Structure.  The Target Funds offer different share classes. Each Target Fund offers
Investor Class, Institutional Class and IS Class shares. The Acquiring Fund currently offers Institutional shares only. The Acquiring Fund has also registered Retail Shares. Retail Shares of the Acquiring Fund
are not currently offered for purchase. Each Target Fund’s shareholders will receive Institutional Shares of the Acquiring Fund in connection with the Reorganization. A table simplifying this transition is as follows:

Target Funds – Target Classes	Acquiring Fund – Acquiring Class
Jackson Square Large-Cap Growth Fund – Investor Class	Spyglass Growth Fund – Institutional Shares
Jackson Square Large-Cap Growth Fund – Institutional Class	Spyglass Growth Fund – Institutional Shares
Jackson Square Large-Cap Growth Fund IS Class	Spyglass Growth Fund – Institutional Shares
Jackson Square SMID-Cap Growth Fund – Investor Class	Spyglass Growth Fund – Institutional Shares
Jackson Square SMID-Cap Growth Fund – Institutional Class	Spyglass Growth Fund – Institutional Shares
Jackson Square SMID-Cap Growth Fund – IS Class	Spyglass Growth Fund – Institutional Shares

The different share classes offered by the Funds are designed to address different investment needs through distinct fee structures. The similarities and differences among the distribution and service fees applicable to each share class of the Target Funds and the Acquiring Fund are described below.
•Investor Shares. Unlike the Institutional Shares of the Acquiring Fund, Investor Class shares of the Target Funds are subject to an annual Rule 12b-1 fee of up to 0.25% and a shareholder servicing fee of up to 0.10%, respectively, of the average daily net assets of the Investor Class shares.
•Institutional Shares. Institutional Shares of the Acquiring Fund are not subject to a Rule 12b-1 fee or a shareholder servicing fee, in contrast with the Institutional Class shares of the Target
Funds that pay a shareholder servicing fee of up to 0.10% of the average daily net assets of the
Institutional Class shares. Institutional Class shares of the Target Funds are offered to institutional investors and/or certain other designated individuals or programs at the discretion of Jackson Square, including, but not limited to, clients of financial intermediaries that have an agreement in place with Quasar, certain retirement and benefit plans, certain qualified plans under Section 529 of the Code, and trustees and officers of MPS and directors, officers and employees of Jackson Square and its affiliates. Institutional Shares of the Acquiring Fund are offered only to certain institutional investors or through certain financial intermediary accounts or retirement plans, subject to the applicable investment minimums. Institutional Shares of the
Acquiring Fund are available to institutional investors, IRAs, certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf, existing Institutional Class shareholders, trustees of MDP, former trustees of MDP, employees of affiliates of the Acquiring Fund and Spyglass and other individuals who are affiliated with the Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Spyglass affiliate employee benefit plans, and wrap fee programs of certain broker-dealers (please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees). The eligibility requirements to hold Institutional Shares of the Acquiring Fund will be waived for shareholders of the Target Funds so that such Target Fund shareholders will be permitted to hold and purchase additional Institutional Shares of the Acquiring Fund following the
Reorganizations whether or not such shareholders currently meet the eligibility requirements for
Institutional Shares.
•IS Shares. IS Class shares of the Target Funds are not subject to a Rule 12b-1 fee or shareholder servicing fee, which is the same as the Institutional Shares of the Acquiring Fund. IS Class
shares are offered to certain institutional investors, including directors, officers and employees of the Jackson Square and its affiliates (including the spouse, life partner, parents, or minor children under 21 of any such person), employee retirement plans sponsored by, affiliates of, or employees (including their immediate families) of, the Jackson Square or its affiliates, qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored
403(b) plans, defined benefit plans and other accounts or plans whereby IS Shares are held on the books of the Fund through omnibus accounts (either at the plan level or the level of the plan administrator), bank and trust companies,  insurance companies, registered investment companies, non-qualified deferred compensation plans, and other institutional investors (subject to the Jackson Square’s determination of eligibility.
•Retail Shares. Retail Shares are not currently offered for purchase by the Acquiring Fund.
•Minimum Initial Investments.  The minimum initial investment for Institutional Shares of the
Acquiring Fund is $100,000. There is no minimum subsequent investment. The minimum initial investment and minimum subsequent investment amounts for the classes of the Target Funds are set forth in the table below.

	Investor Class	Institutional Class	IS Class
Minimum Initial Investment (non-IRA)	$2,500	$100,000	$1,000,000
Minimum Initial Investment (IRA)	$1,000	$100,000	$1,000,000
Minimum Subsequent Investment	$100	N/A	N/A
The minimum initial investment for Institutional Class  or IS shares of the Target Funds may be waived or reduced by Jackson Square at any time. In addition, Jackson Square may, in its sole discretion, accept investment in Institutional Class or IS shares from purchasers that do not meet the eligibility criteria noted above. The Acquiring Fund reserves the right to waive the eligibility requirements for certain investors in its sole discretion when deemed in the best interest of the Fund.
The investment minimum applicable to Institutional Shares of the Acquiring Fund will be waived for any shareholders of a Target Fund that acquire Institutional Shares in connection with a Reorganization.
Distribution and Servicing Fees. Institutional Shares of the Acquiring Fund are not subject to distribution or servicing fees. The Acquiring Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (a “Rule 12b-1 Plan”) on behalf of its Retail Shares;
however Retail Shares are not offered for purchase.
The Target Funds have adopted a Rule 12b-1 Plan under which the Target Funds are authorized to pay to Quasar or such other entities as approved by the Board of Trustees of MPS, as compensation for the distribution-related and/or shareholder services provided by such entities, an annual fee of up to
0.25% of the average daily net assets of the Investor Class. Quasar may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including Jackson Square or its affiliates, for any distribution service or activity designed to retain Target Fund shareholders. Because the distribution and service (12b-1) fees are paid on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.
The Target Funds have also adopted a shareholder servicing plan under which the Investor and
Institutional Class of each Target Fund may pay a shareholder servicing fee of up to 0.10% of the class’
respective average daily net assets for non-distribution personal shareholder services provided to the
Fund by financial institutions, including Jackson Square or its affiliates. Non-distribution personal shareholder services for which such fees are paid may include: establishing and maintaining shareholder accounts; processing subscriptions, redemptions, distributions, and tax reports; forwarding communications from a Fund to its shareholders; responding to shareholder inquiries; and making modifications to shareholder account records and options.
Payments to Financial Intermediaries. Jackson Square, out of its own resources and without additional cost to the Target Funds or their shareholders, may provide additional cash payments to intermediaries who sell shares of the Funds. These payments are in addition to Rule 12b-1 and shareholder servicing plan fees paid by the Funds, if any, and are sometimes referred to as “revenue sharing.” Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary. Payments may also be paid to intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs. Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to a Fund.
Jackson Square may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.
Similarly, Spyglass, from its own resources and without cost to the Acquiring Fund or its shareholders, makes cash payments to certain intermediaries, sometimes referred to as revenue sharing.
Spyglass makes revenue sharing payments to intermediaries for shareholder services or distribution-
related services, such as: marketing support; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; and inclusion of the Fund on a sales list, including a preferred or select sales list, and in other sales programs. Spyglass may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold. As of the date of this Proxy Statement, Spyglass has entered into referral agreements with two third-party solicitors pursuant to which Spyglass pays a percentage of fees received for referral of Fund shareholders or other clients.
Revenue sharing payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or sell shares of the Target Funds to you, rather than shares of another mutual fund. Please contact your financial intermediary’s investment professional for details about revenue sharing payments it may be receiving.
Comparison of Purchase and Redemption Procedures.
Purchase Procedures.  With respect to the Target Funds, each Target Fund offers Investor Class shares, Institutional Class shares and IS Class shares. Each share class of a Fund represents an investment in the same portfolio of securities of such Fund, but each share class has its own expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of the Funds, you must choose a share class.
In order to buy, exchange, or redeem shares at that day’s net asset value, you must place your order with a Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4:00
p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time.
Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to ensure that all orders are transmitted in a timely manner to the Fund.
Otherwise, you will receive the next business day’s net asset value.

Investors may purchase, exchange or redeem shares of the Target Funds directly or through a financial intermediary, including but not limited to, certain brokers, financial planners, financial advisors, banks, insurance companies, retirement, benefit and pension plans or certain packaged investment products. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account.
With respect to the Acquiring Fund, the Fund’s shares are offered on a continuous basis and are sold without any sales charges. Retail Shares are not currently offered. Additional investments may be made in any amount. The Fund reserves the right to change the criteria for eligible investors and investment minimums, and the investment minimums may be waived at the discretion of Spyglass.
The price of the Acquiring Fund’s shares is based on its net asset value. The net asset value per share of the Acquiring Fund is determined as of the close of regular trading on the NYSE (generally
4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Any order received after the close of trading on the NYSE will be processed at the net asset value as determined as of the close of trading on the next day the NYSE is open.
Shares of the Acquiring Fund have not been registered for sale outside of the United States. The
Fund generally does not sell shares to investors residing outside the United States, even if they are
United States citizens or lawful permanent residents, except to investors with United States military
APO or FPO addresses.
Additional information about purchase procedures of the Acquiring Fund is available in the
Acquiring Fund’s Prospectus which accompanies this Proxy Statement.
Redemption Procedures.  Redemptions of Target Funds shares, like purchases, may generally be effected through the Funds or a financial intermediary. If you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.
Each Target Fund has the right to suspend or postpone redemptions of shares for any period: (i)
during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.
Each Target Fund has reserved the right to redeem shares “in kind.”  Additionally, each Fund permits redemptions by mail, wire transfer, and telephone.  Shareholders of the Target Funds who request a redemption by wire transfer will be required to pay a $15 wire transfer fee to cover costs associated with the transfer.
With respect to the Acquiring Fund, shareholders may sell (redeem) shares on any business day.
Redemptions are effected at the NAV next determined after the transfer agent or authorized financial intermediary has received your redemption request. The Fund’s name, the share class name, your account number, the number of shares or dollar amount you would like redeemed and the signatures of all shareholders whose names appear on the account registration should accompany any redemption requests. You may elect to have redemption proceeds paid by check, by wire (for amounts of $1,000 or more) or by electronic funds transfer via ACH. Proceeds will be sent to the address or bank account on record. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions.
Additional information regarding the Acquiring Fund’s redemption procedures is available under “Shareholder Information” in the Acquiring Fund’s Prospectus which accompanies this Proxy
Statement.
Comparison of Exchange Privileges. With respect to the Target Funds, you may exchange all or a portion of your investment from one Target Fund to the other Target Fund within the same class.
Be sure to confirm with the transfer agent that the Fund into which you exchange is available for sale in your state. Any new account established through an exchange will be subject to the minimum investment requirements described above, unless the account qualifies for a waiver of the minimum initial investment requirement. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a redemption of shares for U.S. federal income tax purposes on which you may realize a taxable capital gain or loss.
With respect to the Acquiring Fund, you may convert shares of one share class of the Fund for a different share class of the Fund if you meet the minimum initial investment, eligibility criteria and other requirements for investment in the share class you are converting into. Share class conversions are based on the relevant NAVs of the applicable share classes at the time of the conversion, and no charge is imposed. A conversion from one class to another within the Fund will generally not be a taxable transaction. The Acquiring Fund currently only offers Institutional Shares.
For additional information about the Acquiring Fund’s exchange procedures, please see
“Shareholder Information” in the Acquiring Fund’s Prospectus which accompanies this Proxy
Statement.
Summary of the Material U.S. Federal Income Tax Consequences of the Reorganization.
As a condition to the Reorganizations, MPS and MDP shall have received an opinion of counsel, dated as of the Closing Date, to the effect that (among other conclusions) each Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes within the meaning of Section 368(a) of the Code. Accordingly, no gain or loss generally will be recognized by the Target Funds upon their respective transfer of assets solely in exchange for shares of the Acquiring Fund and the Acquiring
Fund’s assumption of liabilities or by shareholders of the Target Funds upon their receipt of shares of the Acquiring Fund. As a consequence of the Target Funds and their shareholders recognizing no gain or loss in the Reorganizations as described in the opinion of counsel, the aggregate tax basis for the shares of the Acquiring Fund received by shareholders of the Target Funds (including any fractional shares to which they may be entitled) will be the same as the aggregate tax basis for the shares of a
Target Fund that are constructively surrendered in exchange therefor. In addition, the holding period of the shares of the Acquiring Fund that are received in connection with the Reorganizations will include the period during which the shares of a Target Fund to be constructively surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange. Notwithstanding the foregoing, the Target Funds may recognize gain or loss (A)
with respect to assets as to which unrealized gain or loss is required to be recognized under U.S. federal income tax principles at the end of a taxable year, (B) on stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, (C) on “Section 1256 contracts” as defined in
Section 1256(b) of the Code, and (D) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code. While each Reorganization is expected to qualify as tax-free, each Target
Fund anticipates engaging in significant portfolio repositioning in advance of the proposed
Reorganizations. The sale of portfolio securities of the SMID-Cap Growth Fund is not anticipated to result in a capital gain distribution; however, the anticipated sale of portfolio securities of the Large-
Cap Growth Fund is anticipated to result in a capital gain distribution which would be taxable to shareholders of the Large-Cap Growth Fund. If a shareholder holds Large-Cap Growth Fund shares in a non-taxable account, such capital gain distributions with respect to those shares generally would not be currently taxable to the shareholder if those amounts remain in the non-taxable account. The Large-Cap
Growth Fund’s NAV per share will go down at the time that the capital gain distribution is made. The capital gain distribution paid out to shareholders will then be reinvested in additional shares of the
Large-Cap Growth Fund or paid out to shareholders in cash depending on what the individual shareholders have elected with respect to their account. To change your distribution option, write or call the Target Fund’s transfer agent or your financial intermediary in advance of the payment date of the distribution. However, note that any such change will generally be effective only as to distributions for which the record date is five or more calendar days after the Target Fund’s transfer agent or your financial intermediary has received your request. See “Information About the Reorganization—
Material U.S. Federal Income Tax Consequences,” below for additional tax information and for additional information concerning the tax opinion summarized below.
INFORMATION ABOUT THE REORGANIZATIONS
Reasons for the Reorganization.  The primary purpose of each Reorganization is to restructure each Target Fund and combine it with the Acquiring Fund, a series of MDP that is managed by
Spyglass. In the third quarter of 2025, Jackson Square and Spyglass notified the Board of Trustees of
MPS and the Board of Trustees of MDP, respectively, that Spyglass had proposed the Reorganizations whereby the Target Funds would be reorganized into the Acquiring Fund and Investor Class shares,
Institutional Class shares and IS Class shares of the Target Funds will be exchanged for Institutional
Shares of the Acquiring Fund. Jackson Square and Spyglass subsequently entered into the Transaction
Agreement pursuant to which Jackson Square and Spyglass have agreed to use their best efforts to facilitate the Reorganization of the Target Funds into the Acquiring Fund. Each Reorganization is subject to approval by shareholders of the relevant Target Fund. If approved by shareholders of the
Target Funds, each Reorganization is expected to occur on or about October 31, 2025. If a Target Fund does not obtain shareholder approval of the Reorganization, the Board of Trustees of MPS would then consider other alternatives, which would likely include liquidating one or both of the Target Funds, or, although less likely, maintaining the Target Funds in their current states of operation or other potential reorganizations.

Transaction Agreement. Jackson Square and Spyglass have entered into the Transaction
Agreement pursuant to which Jackson Square and Spyglass have agreed to use their best efforts to facilitate the Reorganization of the Target Funds into the Acquiring Fund.
In the Transaction Agreement, each of Jackson Square and Spyglass agreed that it will not take any action that would have the effect, directly or indirectly, of causing the benefits and protections of
Section 15(f) under the 1940 Act to be unavailable, if applicable.
Section 15(f) provides a non-exclusive safe harbor for an investment adviser or its affiliated persons to receive any amount or benefit in connection with the transfer of advisory arrangements, subject to the satisfaction of two conditions.  First, for a period of three years after the transaction, at least 75% of the board members of the investment company must not be interested persons of the adviser or the predecessor adviser. The MDP Board currently satisfies this condition and the Acquiring
Fund expects that the MDP Board will continue to satisfy this condition.
Second, for a period of two years after the transaction, an “unfair burden” must not be imposed on the investment company as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto.  The term “unfair burden” is defined in Section 15(f) to include any arrangement during the two year period after the transaction whereby the investment adviser (Spyglass)
or predecessor investment adviser (Jackson Square), or any interested person of the investment adviser or predecessor investment adviser, receives or is entitled to receive any compensation, directly or indirectly, (i) from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or (ii) from any other person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for such investment company). The Acquiring
Fund is not aware of any circumstances relating to the Reorganizations that might result in the imposition of such an “unfair burden” on the Acquiring Fund.
Reorganization Agreement.  The Reorganization Agreement sets forth the terms by which the
Target Funds will be reorganized into the Acquiring Fund. The form of the Reorganization Agreement is attached as Appendix A, and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement. The following sections summarize the material terms of the Reorganization Agreement and material U.S. federal income tax consequences of the Reorganizations.
The Reorganizations.  The Reorganization Agreement provides that, with respect to each
Target Fund separately, upon the transfer of the assets and liabilities of the Target Fund to the
Acquiring Fund, the Acquiring Fund will issue to the Target Fund the number of full and fractional
Institutional Shares of the Acquiring Fund having an aggregate net asset value equal in value to the aggregate net asset value of the Target Fund’s shares being exchanged therefor, calculated as of the
Closing Date. Each Target Fund will distribute such Acquiring Fund Shares to the shareholders of the
Target Fund in complete liquidation of the Target Fund. Each Target Fund will then be terminated as a series of MPS. Upon completion of the Reorganizations, each shareholder of a Target Fund will own that number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Target Fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the last business day prior to the Closing Date. Such shares will be held in an account with the Acquiring Fund identical in all material respects to the account currently maintained by the Target Fund for such shareholder.
Until the Closing Date, shareholders of the Target Funds will continue to be able to redeem their shares at NAV next determined after receipt by the Target Funds’ transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the
Closing Date will be treated as requests received for the redemption or purchase of Acquiring Fund
Shares received by the Target Fund’s shareholder in connection with the Reorganization. After the
Reorganizations, all of the issued and outstanding shares of the Target Funds will be canceled on the books of the Target Funds and the transfer agent’s books of the Target Funds will be permanently closed.
The Reorganization with respect to each Target Fund is subject to a number of conditions, including, without limitation, approval by shareholders of the Target Fund, the receipt of a legal opinion from counsel to the Acquiring Fund with respect to certain tax issues, as more fully described in “Material U.S. Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement.
Assuming satisfaction of the conditions in the Reorganization Agreement, the effective time of the
Reorganizations will be the close of business on October 31, 2025, or such other date as is agreed to by the parties.
Material U.S. Federal Income Tax Consequences.  Subject to the assumptions and limitations discussed below, the following discussion describes the expected material U.S. federal income tax consequences of the Reorganizations to shareholders of the Target Funds. This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this Proxy Statement, all of which may change, possibly with retroactive effect. Any such changes could alter the tax consequences described in this summary.
This discussion of material U.S. federal income tax consequences of the Reorganizations does not address all aspects of U.S. federal income taxation that may be important to a holder of Target Fund
Shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.
In addition, this discussion does not address any other state, local, or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganizations. Note:
shareholders of the Target Funds are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganizations and the other transactions contemplated herein.
The Funds will receive an opinion from the law firm of Godfrey & Kahn, S.C. to the effect that the Reorganization with respect to each Target Fund will qualify as a “reorganization” under Section
368(a) of the Code. As a reorganization under Code Section 368(a), the Reorganization with respect to each Target Fund generally will not be taxable to the Acquiring Fund, the Target Funds or their shareholders for U.S. federal income tax purposes. Nonetheless, the Target Funds may recognize gain or loss with respect to certain assets, including assets as to which unrealized gain or loss is required to be recognized under U.S. federal income tax principles at the end of a taxable year or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code. Even though each Reorganization is expected to be tax-free as described above, because the

Reorganizations will end the taxable year of the Target Funds, the Reorganizations may accelerate taxable distributions from the Target Funds to the shareholders of the Target Funds.
The aggregate cost basis and the holding period of your shares of a Target Fund as determined for U.S. federal income tax purposes generally will carry over to the shares of the Acquiring Fund you receive in the Reorganizations due to the tax-free nature of the Reorganizations.
A shareholder of a Target Fund who has acquired Target Fund shares at different times or at different prices may own different shares of the Target Fund that have different holding periods and/or different adjusted tax bases for U.S. federal income tax purposes. Any such shareholders should consult the shareholder’s own tax advisor concerning how the holding period and cost basis of the shares of the
Acquiring Fund received in the Reorganizations will be allocated among the Acquiring Fund shares.
The tax opinion described above will be conditioned on certain representations and covenants made by the parties. If any of these representations or covenants is inaccurate, the tax consequences of the transaction could differ materially from those summarized above. Furthermore, the description of the tax consequences set forth herein will neither bind the Internal Revenue Service (“IRS”), nor preclude the IRS or the courts from adopting a contrary position. No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated.  No ruling has been or will be requested from the IRS in connection with this transaction. No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein. Therefore, shareholders should consult their own tax advisors as to the specific tax consequences to them under the U.S. federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.
At any time prior to the consummation of the Reorganizations, a shareholder of a Target Fund may redeem Target Fund shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.
Prior to the Closing Date, the Target Funds will declare a distribution or distributions to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date (after reduction for any capital loss carryforward).
As of October 31, 2024, the Jackson Square SMID-Cap Growth Fund had a non-expiring short-
term capital loss carryforward of $249,832,216 and a long-term capital loss carryforward of
$201,991,148. As of October 31, 2024, the Jackson Square Large-Cap Growth Fund did not have capital loss carryforwards.
The Reorganizations may result in a limitation on the ability to use any capital loss carryforwards and any unrealized capital losses (once realized) inherent in the tax basis of the assets of the Acquiring Fund and each Target Fund (each, a “Limited Fund”). These limitations, pursuant to

Section 382 of the Code, are imposed on an annual basis. Losses in excess of any limitation imposed under Code Section 382 generally may be carried forward subject to the same Section 382 limitation.
The Section 382 limitation generally will equal the product of the net asset value of the respective
Limited Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” published monthly by the IRS, in effect at such time. The long-term tax-exempt rate in effect for July 2025 is
3.71%. No assurance can be given as to what long-term tax-exempt rate will be in effect at the time of the Reorganizations.
In certain instances, under Section 384 of the Code, there may also be a limitation on using the
Target Funds’ capital loss carryforwards and unrealized losses (once realized) against the unrealized gains of the Acquiring Fund immediately prior to the Reorganizations, or vice-versa, to the extent such gains are realized within five years following the Reorganizations.  The ability to absorb losses in the future depends upon a variety of factors that cannot be known in advance.  Even if capital loss carryforwards or unrealized losses (once realized) can be used, the tax benefit resulting from those losses may be delayed and will be shared by both the Target Funds and Acquiring Fund shareholders following the Reorganizations.  Therefore, shareholders of the Target Funds may pay more taxes, or pay taxes sooner, than such shareholder otherwise would have paid if the Reorganizations did not occur.
Furthermore, in addition to the other limitations on the use of losses, Section 381 of the Code prescribes that, for the taxable year of the Reorganizations, only that percentage of the Acquiring
Fund’s capital gain net income for such taxable year (excluding capital loss carryforwards) equal to the percentage of its year that remains following the Reorganizations can be reduced by the Acquired
Fund’s capital loss carryforwards (if applicable and as otherwise may be limited under Sections 382 and 384 of the Code, as described above).
As noted above under “Comparison of Management, Management Fees, Sales Loads and
Expense Limitation Agreements of the Target Funds and Acquiring Fund” it is anticipated that a substantial portion of the securities held by the Target Funds will be disposed of in connection with the
Reorganizations to align the securities portfolios of the Target Funds with the securities portfolio of the
Acquiring Fund. Any realignment could result in additional portfolio transaction costs to the Target
Funds and increased taxable distributions to shareholders of the Target Funds. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the
Reorganizations will be distributed to the shareholders of the Target Funds as capital gain distributions
(to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryovers), and such distributions will be taxable to shareholders (other than tax-exempt shareholders or those that hold Target Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts).  This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Reorganizations in connection with its normal investment operations. It is also possible that the Acquiring Fund will experience higher portfolio turnover and increased trading costs following the Closing Date as Spyglass aligns the Target Funds’

securities received pursuant to the Reorganizations to Spyglass’ investment strategy, and that such alignment could result in increased taxable distributions to shareholders of the Acquiring Fund.
Shareholders of the Target Funds should consult their own advisors concerning potential tax consequences of the Reorganizations to them, including any applicable foreign, state, or local income tax consequences.
Other U.S. federal income tax consequences are discussed in the Reorganization SAI relating to this Proxy Statement.
Board Considerations.  Prior to the August 5, 2025 special meeting of the MPS Board, representatives of Jackson Square informed the MPS Board that Jackson Square was exploring potential strategic alternatives for each Target Fund. At the August 5, 2025 special meeting of the MPS
Board, each proposed Reorganization was presented to the MPS Board for consideration.
At its August 5, 2025 special meeting, the MPS Board reviewed detailed information about each proposed Reorganization. For the reasons discussed below, the MPS Board, including all the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of
MPS (the “Independent Trustees”), determined that each Reorganization was in the best interests of each Target Fund and its shareholders, and voted to approve each Reorganization and to present such
Reorganization to the shareholders of the applicable Target Fund for approval.
Before approving the Reorganization Agreement, the MPS Board evaluated materials provided by management of the Trust, MDP, Spyglass, and Jackson Square, and reviewed various factors about each Target Fund, the Acquiring Fund, and each proposed Reorganization. The materials reviewed and discussed by the MPS Board included, among other items: (i) MDP and Spyglass’ responses to the
MPS Board’s requests for information, (ii) the draft Reorganization Agreement and related ancillary documents, (iii) the current prospectus and statement of additional information for the Acquiring Fund, and (iv) the draft Proxy Statement.
The MPS Board was also informed by management of the Trust about potential alternatives to the Reorganizations identified from the exploration of strategic alternatives. The MPS Board considered alternatives to each Reorganization, such as the liquidation of each Target Fund or, although less likely, maintaining each Target Fund in its current state of operation, or other potential reorganizations.  In considering the alternative of liquidation, the MPS Board noted that: (i) any shareholders of either Target Fund not wishing to become part of the Acquiring Fund could redeem their shares of such Target Fund at any time prior to closing without penalty but subject to any applicable redemption fees and (ii) that each Reorganization would allow shareholders of the applicable
Target Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund with a substantially similar investment objective and principal investment strategies in lieu of liquidation (which could result in a taxable event), despite the increase in advisory fees for shareholders of both Target Funds and increased net expenses for shareholders of all but one class of the Target Funds. In considering the alternatives of maintaining each Target Fund in its current state of operation or other potential reorganizations, the MPS Board noted that these options were less likely, due, among other factors, to the substantial decrease in assets of the Target Funds over recent years, the potential for additional Target Fund outflows, the operating losses that Jackson Square was currently incurring in serving as investment adviser to the Target Funds, the current lack of other prospects for strategic transactions involving the Target Funds, and the expressed intention of Jackson Square and its stakeholders to wind down the firm’s operations following the Reorganizations.
In its deliberations, the MPS Board did not identify any single factor that was paramount or controlling, and each member of the MPS Board may have attributed different weights to various factors. Factors considered by the MPS Board in assessing and approving the Reorganizations included, among others, in no order of priority:
•the terms of each proposed Reorganization, including the anticipated tax-free nature of such
Reorganization for each Target Fund and its shareholders;
•the substantial similarities of the investment objective and principal investment strategies of each Target Fund and the Acquiring Fund;
•pursuant to the Reorganization Agreement, neither Target Fund will bear or pay any reasonable and documented fees and expenses associated with the Reorganizations;
•the 1.00% advisory fee to be paid to Spyglass under the Acquiring Fund’s advisory agreement would be higher than the 0.55% fee paid by the Jackson Square Large-Cap Growth Fund to
Jackson Square under the Large-Cap Growth Fund’s current advisory agreement and the advisory fee to be paid to Spyglass would be higher than the 0.75% fee paid by the Jackson
Square SMID-Cap Growth Fund;
•the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
are expected to increase for shareholders of the Target Funds except for shareholders of the
Investor Class of the SMID-Cap Growth Fund, as a consequence of the Reorganizations;
•the current expense limitation agreement for the Acquiring Fund, which will be in place for at least one year from the effective date of the Proxy Statement;
•pursuant to the Reorganization Agreement, the completion of the Reorganization for a Target
Fund is not contingent on the completion of the Reorganization for the other Target Fund;
•the performance of the Acquiring Fund and the nature, extent and services to be provided by
Spyglass as the investment adviser to the Acquiring Fund;
•the Reorganizations would not result in the dilution of shareholders’ interests;
•that following the Reorganizations, each Target Fund would no longer be managed by Jackson
Square and would be managed by Spyglass as the investment adviser to the Acquiring Fund;
and
•the potential brokerage commission and gains on sale of portfolio securities of each Target Fund in connection with the applicable Reorganization, and the potential resulting capital gains distributions to shareholders of such Target Fund.

After considering all the factors outlined above and such other factors as the MPS Board deemed appropriate, the MPS Board, including the Independent Trustees, unanimously approved the
Reorganization of each Target Fund into the Acquiring Fund. After considering all the factors outlined above and such other factors as the MPS Board deemed appropriate, the MPS Board, including the
Independent Trustees, also determined that each Reorganization would be in the best interests of each
Target Fund and its shareholders.
Costs and Expenses of the Reorganizations.  The costs of the Reorganizations will be borne by Spyglass and Jackson Square, and not the Funds. The direct expenses related to the Reorganizations are estimated to be approximately $400,000. Under the Reorganization Agreement, Spyglass has agreed to pay the following costs and expenses relating to obtaining shareholder approval from shareholders of the Target Funds, absent any separate agreement between the parties: the actual, out of pocket costs and expenses (including reasonable legal fees and expenses of outside counsel to MDP) associated with (i)
preparing and filing the Proxy Statement (other than legal fees and expenses of outside counsel to
MPS), (ii) clearing SEC comments on the Proxy Statement, (iii) printing and mailing or otherwise transmitting the Proxy Statement to the shareholders of the Target Funds, (iv) accounting fees, (v)
retaining a proxy solicitor and tabulator, including any costs associated with obtaining beneficial ownership information, and (vi) expenses associated with any special meetings or portions of meetings of Fund shareholders and the Board of Trustees of MDP in connection with the Reorganizations.
Jackson Square will bear all legal fees and expenses of outside counsel to MPS, expenses associated with any special meetings or portions of meetings of the Board of Trustees of MPS in connection with the Reorganization and any expenses incurred in connection with the termination of any agreement to which Jackson Square, with respect to the Target Funds, or MPS, on behalf of the Target Funds, is a party. In addition, the costs of restructuring the Funds’ portfolios, including, but not limited to brokerage commissions and other transaction costs (if any), will be borne by the Target Fund directly incurring them. Thus, the Target Funds will bear the costs related to the proposed repositioning of each
Target Fund’s portfolio holdings prior to the Closing of the Reorganizations.
Capitalization.  The following table sets forth the capitalization of the Target Funds, the
Acquiring Fund and, on a pro forma basis, the successor Acquiring Fund, as of July 31, 2025, after giving effect to the Reorganizations.

Fund Capitalization as of July 31, 2025	Net Assets	Shares Outstanding	Net Asset Value Per Share
Jackson Square Large-Cap Growth Fund (Target Fund)
Investor Class	$91,351,284.96	4,064,088.89	$22.48
Institutional Class	$79,043,633.29	2,769,660.53	$28.54
IS Class	$12,709,016.77	437,137.70	$29.07
Jackson Square SMID-Cap Growth Fund (Target Fund)
Investor Class	$13,625,763.87	761,741.05	$17.89
Institutional Class	$32,141,726.19	1,748,292.47	$18.38
IS Class	$54,681,708.53	2,956,984.67	$18.49
Spyglass Growth Fund (Acquiring Fund)

Fund Capitalization as of July 31, 2025	Net Assets	Shares Outstanding	Net Asset Value Per Share
Jackson Square Large-Cap Growth Fund (Target Fund)
Institutional Class	$940,125,309.00	43,276,278.00	$21.72
Spyglass Growth Fund Pro Forma (Acquiring Fund)
Institutional Class	$1,223,678,443.00	56,338,787.00	$21.72
RECOMMENDATION OF THE BOARD OF TRUSTEES
The MPS Board unanimously recommends that shareholders of the Target Funds vote FOR the proposal to approve the Reorganization Agreement.
VOTING INFORMATION
General.  The record holders of the shares outstanding of the Target Funds as of August 29,
2025 (the “Record Date”) are entitled to one vote per share (and a fractional vote per fractional share)
on all matters presented at the Meeting. Whether you expect to be personally present at the Meeting or not, we encourage you to vote by proxy. You can do this by phone or the Internet or by completing, dating, signing and returning the accompanying proxy card using the enclosed postage prepaid envelope.  By voting by proxy, your shares will be voted as you instruct. If no choice is indicated, your shares will be voted FOR the proposal, and in accordance with the best judgment of the persons named as proxies on such other matters that properly may come before the Meeting.
Any shareholder giving a proxy may revoke it at any time before it is exercised at the Meeting by submitting to the Secretary of the Target Funds a written notice of revocation or a subsequently signed proxy card or by attending the Meeting and voting in person. If not so revoked, the shares represented by the proxy will be voted at the Meeting and any adjournments of the Meeting.
Attendance by a shareholder at the Meeting does not itself revoke a proxy.
Quorum; Adjournment. In order for a vote on the proposal by the Target Funds to occur at the
Meeting, there must exist a quorum of shareholders of the Target Funds. The presence at the Meeting, in person or by proxy, of shareholders representing one-third of the shares outstanding and entitled to vote as of the Record Date constitutes a quorum for the Meeting; provided, however, that any lesser number shall be sufficient for matters upon which shareholders of the Target Funds vote at adjournments. For purposes of determining the presence of a quorum, abstentions will be counted as present and will have the effect of a “no” vote for purposes of obtaining the requisite approval for the
Reorganizations.
A broker non-vote occurs in connection with a shareholder meeting when the shareholders are asked to consider both “routine” and “non-routine” proposals. In such a case, if a broker-dealer votes on the “routine” proposal, but does not vote on the “non-routine” proposal because (a) the shares entitled to cast the vote are held by the broker-dealer in “street name” for the beneficial owner, (b) the broker-dealer lacks discretionary authority to vote the shares, and (c) the broker-dealer has not received voting instructions from the beneficial owner, a broker non-vote is said to occur with respect to the “non-routine” proposal. It is MPS’s understanding that because broker-dealers (in the absence of specific authorization from their customers) will not have discretionary authority to vote any shares held beneficially by their customers on the proposed Reorganizations with respect to the Target Funds, there will not be any “broker non-votes” at the Meeting.
In the event a quorum is not present at the Meeting, or a quorum is present but sufficient votes to approve the proposal have not been received, the shareholders present in person or by proxy may adjourn the Meeting. In the event of an adjournment, no notice is required other than an announcement at the Meeting at which adjournment is taken. Any adjourned session or sessions may be held within a reasonable time after the date set for the original Meeting, without the necessity of further notice.
Abstentions and broker “non-votes” will not be counted for or against such proposal to adjourn.
Record Date.  Only the shareholders of record of the Target Funds at the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournments thereof.
As of the Record Date, the total number of issued and outstanding shares of beneficial interest of each class of the Target Funds is set forth below:

Outstanding Shares	Investor Class	Institutional Class	IS Class
Jackson Square Large-Cap Growth Fund	3,979,322.334	2,731,895.970	435,697.132
Jackson Square SMID-Cap Growth Fund	725,615.299	950,950.624	2,384,157.446
Proxy Solicitation.  The solicitation of proxies will occur principally by mail, but proxies may also be solicited by telephone, e-mail or other electronic means, facsimile or personal interview.  If instructions are recorded by telephone, the person soliciting the proxies will use procedures designed to authenticate shareholders’ identities to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder’s instructions have been properly recorded.
The cost of preparing, printing and mailing the enclosed proxy card and this Proxy Statement, and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone, facsimile or telegraph, will be paid by Spyglass as set forth in the
Reorganization Plan.  In addition to the solicitation by mail, certain officers and representatives of
MDP and officers and representatives of Jackson Square and MPS, who will receive no extra compensation for their services, may solicit proxies by telephone, e-mail or other electronic means, letter or facsimile.  The Target Funds have retained EQ Fund Solutions LLC as proxy tabulator and solicitation agent and such costs are estimated to be approximately $50,000, which will be paid for by
Spyglass.
Required Vote.  Shareholders of each Target Fund will vote separately on approval of the
Reorganization Agreement, with the classes of each Target Fund voting together. The Reorganization will be effected with respect to an individual Target Fund only if such Target Fund’s shareholders approve the Reorganization. Approval of each Reorganization requires the affirmative vote of the holders of the “majority of the outstanding voting securities” of the applicable Target Fund. As defined in the 1940 Act, a “majority of the outstanding voting securities” is defined as the lesser of: (1) 67% or more of the voting securities of a Target Fund present at the Meeting in person or by proxy, if the holders of more than 50% of the outstanding voting securities entitled to vote thereon are present in person or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Target
Fund entitled to vote thereon. If the shareholders of one Target Fund approve the Reorganization with respect to such Target Fund but the shareholders of the other Target Fund do not approve the
Reorganization with respect to the other Target Fund, then the Reorganization will be implemented only with regard to the Target Fund that received shareholder approval of the Reorganization, provided the other closing conditions are satisfied or waived. Abstentions will have the effect of a “no” vote on the proposal because the approval of each Reorganization requires the affirmative vote of a percentage of the voting securities present or represented by proxy.
ADDITIONAL INFORMATION ABOUT THE FUNDS
The following provides certain additional information about each Fund. For additional information, please see the Target Funds’ Prospectus, which is incorporated herein by reference, and the Acquiring Fund Prospectus, which is incorporated herein by reference and accompanies this Proxy
Statement.
Distributions.  The Target Funds and Acquiring Fund generally declare and distribute net investment income and net capital gain, if any, at least annually.
Tax Information.  The following discussion regarding U.S. federal income taxes is based on laws that were in effect as of the date of this Proxy Statement and summarizes only some of the important U.S. federal income tax considerations affecting the Acquiring Fund. It does not apply to foreign or tax-exempt shareholders or those holding Acquiring Fund shares through a tax-advantaged account, such as a 401(k) plan or individual retirement account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation.
The Acquiring Fund has elected to be treated and intends to qualify each year as a regulated investment company (a “RIC”). A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, the Acquiring
Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you as a shareholder.
The Acquiring Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal, state, and local income tax. These distributions may be taxed as ordinary income, dividend income or long-term capital gain.
Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.
If you purchase shares of the Acquiring Fund before it makes a taxable distribution, your distribution will, in effect, be a taxable return of capital. Similarly, if you purchase shares of the
Acquiring Fund when it has appreciated securities, you will receive a taxable return of part of your investment if and when it sells the appreciated securities and distributes the gain. The Acquiring Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

The Acquiring Fund will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.
You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year.
In general, when a shareholder sells Acquiring Fund Shares, the Acquiring Fund must report to the shareholder and the IRS, the shareholder’s cost basis, gain or loss, and holding period in the sold shares using a specified method for determining which shares were sold. You are not bound by this method and, if timely, can choose a different, permissible method. Please consult with your tax adviser.
If you hold Acquiring Fund Shares through a broker or another nominee, please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.
When you receive a distribution from the Acquiring Fund or redeem shares, you may be subject to backup withholding.
Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Target Funds or the Acquiring Fund through a broker-dealer or other financial intermediary (such as a bank), the Target Funds and their related companies and the Acquiring Fund, Spyglass, the Acquiring
Fund’s distributor or any of their respective affiliates, may pay the applicable intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the applicable Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Description of the Securities to be Issued; Rights of Shareholders.  Set forth below is a description of the Acquiring Fund Shares to be issued to the shareholders of the Target Funds in the
Reorganizations. Also set forth below is a summary of the material rights of shareholders of each Fund, which does not purport to be a complete description of these rights. These rights may be determined in full by reference to the Delaware Statutory Trust Act, MPS’s Amended and Restated Declaration of
Trust, and Amended and Restated By-Laws, each as amended from time to time, and MDP’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-Laws, each as supplemented or amended from time to time (together, the “Governing Instruments”). The Governing
Instruments are subject to amendment in accordance with their terms. Copies of the Governing
Instruments are available upon request and without charge by following the instructions listed under
“Available Information.”
•Form of Organization.  Each Target Fund is a series of Managed Portfolio Series, an open-
end, diversified investment company organized as a Delaware statutory trust. The Acquiring
Fund is a series of Manager Directed Portfolios, an open-end, diversified investment company organized as a Delaware statutory trust. Each Target Fund offers Investor Class shares, Institutional Class shares and IS Class shares. The Acquiring Fund currently offers
Institutional Shares only.

•Shares.  MPS is authorized to issue an unlimited number of shares of beneficial interest, no par value, from an unlimited number of series of shares. Currently, MPS offers 32 series of shares to the public, including the Target Funds. Shares of series of MPS have no preemptive rights.
MDP is authorized to issue an unlimited number of shares of beneficial interest, with a par value $0.01 per share. MDP’s Board is authorized to classify MDP’s shares into separate series. Currently, MDP offers thirteen series to the public, including the Acquiring Fund.
The Board is also authorized to further classify the shares of MDP series into classes. The
Acquiring Fund is offering Institutional Shares to shareholders of the Target Funds in the
Reorganizations. Shares of series of MDP have no preemptive, cumulative voting, or subscription rights and are freely transferable.
•Voting Rights.  On each matter submitted to a vote of shareholders of the Target Funds, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a proportionate fractional vote. On any matter submitted to a vote of shareholders of
MPS, shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or if any matter affects only the interests of some but not all series or classes, then, to the extent shareholders have the right to vote on such matter, only the shareholders of such affected series or classes shall be entitled to vote on the matter.
On each matter submitted to a vote of shareholders of the Acquiring Fund, each shareholder is entitled to one vote for each whole share validly issued and outstanding, with a fractional vote for each fractional share, on matters presented at a shareholders’ meeting. Except as otherwise specifically provided in the 1940 Act and the Governing Instruments of the
Acquiring Fund, all matters shall be decided by a vote of the majority of the total number of shares entitled to vote, except only a plurality vote is necessary to elect Trustees.
•Shareholder Meetings.  With respect to MPS, as series of a Delaware statutory trust, the
Target Funds are not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory contract.  Meetings of shareholders of MPS may be called by the Board and must be called by the Board upon written request of shareholders owning at least 10% of the outstanding shares entitled to vote.
With respect to MDP, as a series of Delaware statutory trust, the Acquiring Fund is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory contract.  Meetings of shareholders of MDP may be called by the
Board and must be called by the Board for the purpose of voting upon the removal of one or more trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

Shareholder Liability.  Consistent with the Delaware Statutory Trust Act, the Governing
Instruments for the Target Funds and the Acquiring Fund generally provide that shareholders will not be subject to personal liability for the debts or obligations of a Fund.
•Trustee and Officer Liability. As permitted by the 1940 Act, the Governing Instruments for the Target Funds and the Acquiring Fund indemnify their trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that MPS and MDP do not provide indemnification for, among other items, liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee’s duties.
Trustees and Officers. MPS and MDP are each managed under the general oversight by their respective Board of Trustees.  The persons currently serving as trustees and officers of MDP will oversee the Acquiring Fund after the Reorganizations. The Target Funds’ SAI and Acquiring Fund’s
SAI provide additional information about the MPS Board and the MDP Board, including their respective qualifications to serve as trustees, their compensation and ownership in series of MPS and
MDP, as applicable.
Fund Management.  The Target Funds are managed by Jackson Square. The Acquiring Fund is managed by Spyglass. After the Reorganizations, Spyglass will continue to serve as the Acquiring
Fund’s investment adviser.
Kenneth F. Broad manages the SMID-Cap Growth Fund. Mr. Broad intends to retire at the end of 2025. William Montana manages the Large-Cap Growth Fund.
James A. Robillard, Portfolio Manager, performs day‑to‑day portfolio management for the
Acquiring Fund. Mr. Robillard is the Founder, President and Chief Investment Officer of Spyglass.
Prior to founding Spyglass in 2015, Mr. Robillard spent 11 years at Edgewood Management LLC
(“Edgewood”), first as a Senior Research Analyst and then as a Managing Director and member of the portfolio management team for the Edgewood Growth Fund. Prior to Mr. Robillard’s time at
Edgewood, he held positions at Baron Capital Management and Van Wagoner Capital Management.
Mr. Robillard graduated from Vanderbilt University in 1994, and he received his MBA from the
University of Chicago Graduate School of Business with concentrations in Finance and Accounting in
2004.
Other Fund Service Providers.  The Target Funds and the Acquiring Fund use the services of
U.S. Bancorp Fund Services, LLC ("UBFS") as their transfer agent, administrator and fund accountant.
The Target Funds use Quasar Distributors, LLC (“Quasar”) as their distributor. The Acquiring Fund uses ALPS Distributors, Inc. (“ADI”) as its distributor. The Target Funds and the Acquiring Fund use the services of U.S. Bank N.A ("USB") as their custodian. After the Reorganizations, ADI, UBFS and
USB will continue to provide their respective services to the Acquiring Fund.
Independent Registered Public Accounting Firm.  Cohen & Company, Ltd. serves as the independent registered public accounting firm to the Target Funds and the Acquiring Fund. After the
Reorganizations, Cohen & Company, Ltd. will continue to provide services to the Acquiring Fund.

Ownership of Securities of the Funds.  As of July 31, 2025, trustees and officers of MPS, as a group, owned less than 1% of the Institutional Shares of the Target Funds. As of the same date, trustees and officers of MDP, as a group, owned less than 1% of each class of the Acquiring Fund. As of July
31, 2025, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Target Funds. As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Acquiring Fund. The column for “Estimated Pro Forma
Ownership of Combined Fund by Class” assumes consummation of each Reorganization.

Principal Shareholders and Control Persons – Jackson Square Large-Cap Growth Fund (Target Fund)	Class	Number of Shares	Percent of Class	Estimated Pro Forma Ownership of Combined Fund
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza, Floor 12 New York, New York 10004-1965	Investor	468,806.08	11.63%	0.86%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, Missouri 63103-2523	Investor	398,384.80	9.88%	0.73%
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds Dept 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310-1995	Investor	324,354.75	8.05%	0.60%
Charles Schwab & Company Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, California 94105-1901	Investor	261,081.24	6.48%	0.48%
LPL Financial Omnibus Customer Account Attn Lindsay O’Toole 4707 Executive Drive San Diego, California 92121-3091	Investor	231,859.01	5.75%	0.43%
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds Dept 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310-1995	Institutional	382,249.13	13.80%	0.89%
American Enterprise Investment SVC 707 2nd Avenue S Minneapolis, Minnesota 55402-2405	Institutional	314,441.60	11.36%	0.73%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, Missouri 63103-2523	Institutional	296,735.96	10.72%	0.69%
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza, Floor 12 New York, New York 10004-1965	Institutional	279,689.82	10.10%	0.65%

Charles Schwab & Company Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, California 94105-1901	Institutional	278,924.78	10.07%	0.65%
UBS WM USA Special Custody Account EBOC UBSFSI 1000 Harbor Boulevard Weehawken, New Jersey 07086-6761	Institutional	225,253.78	8.13%	0.53%
Raymond James Omnibus For Mutual Funds House Account Firm Attn Courtney Waller 880 Carillion Parkway St. Petersburg, Florida 33716-1102	Institutional	194,639.73	7.03%	0.45%
Charles Schwab & Company Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, California 94105-1901	IS	212,073.50	48.51%	0.50%
Edward D Jones & Co For the Benefit of Customers 12555 Manchester Rd St. Louis, Missouri 63131-3710	IS	129,611.81	29.65%	0.31%
Stratevest C/O Omnibus Account C/O Jazz at Lincoln Center PO Box 1034 Cherry Hill, New Jersey 08034-0009	IS	81,891.23	18.73%	0.19%

Principal Shareholders and Control Persons – Jackson Square SMID-Cap Growth Fund (Target Fund)	Class	Number of Shares	Percent of Class	Estimated Pro Forma Ownership of Combined Fund
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds Dept 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310-1995	Investor	672,627.30	88.30%	0.98%
Charles Schwab & Company Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, California 94105-1901	Investor	54,161.25	7.11%	0.08%
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds Dept 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310-1995	Institutional	1,348,523.86	77.13%	2.03%
Charles Schwab & Company Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, California 94105-1901	Institutional	153,497.61	8.78%	0.23%
Reliance Trust Company FBO Salem Trust R/R PO Box 570788 Atlanta, Georgia 30357-3114	Institutional	117,861.33	6.74%	0.18%

Principal Shareholders and Control Persons – Jackson Square SMID-Cap Growth Fund (Target Fund)	Class	Number of Shares	Percent of Class	Estimated Pro Forma Ownership of Combined Fund
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Institutional	103,851.09	5.94%	0.16%
Community Foundation for Greater Buffalo Inc 726 Exchange Street, Ste 525 Buffalo, New York 14210-1469	IS	988,065.78	33.41%	1.49%
The American Jewish Joint Distribution Committee Inc 220 E 42nd Street, Ste 400 New York, New York 10017-5833	IS	849,806.44	28.74%	1.28%
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds Dept 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310-1995	IS	445,032.97	15.05%	0.67%

Principal Shareholders and Control Persons – Spyglass Growth Fund (Acquiring Fund)	Class	Number of Shares	Percent of Class	Estimated Pro Forma Ownership of Combined Fund
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds Dept 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310-1995	Institutional	11,657,302.79	27.03%	20.69%
Charles Schwab & Company Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, California 94105-1901	Institutional	10,492,155.01	24.33%	18.62%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Institutional	3,125,281.23	7.25%	5.55%
AVAILABLE INFORMATION
MPS and MDP are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy materials, and other information about each of the Funds with the SEC. Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.
LEGAL MATTERS
Certain legal matters concerning the U.S. federal income tax consequences of the
Reorganizations and the issuance of the Acquiring Fund Shares will be passed on by the law firm of
Godfrey & Kahn, S.C.

FINANCIAL HIGHLIGHTS
Following the Reorganizations, the Acquiring Fund will be the accounting survivor. The Target
Funds’ audited financial highlights for the past five fiscal years were derived from financial statements audited by Cohen & Company, Ltd., the Target Funds’ independent registered public accounting firm, whose report, along with the Target Funds’ financial statements and notes thereto, are included in the
Target Funds’ Form N-CSR for the year ended October 31, 2024. The audited financial statements and related report of Cohen & Company, Ltd. from the Target Funds’ October 31, 2024 Form N-CSR accompany the Reorganization SAI, and are incorporated by reference therein. The Target Funds’
unaudited financial statements for the fiscal period ended April 30, 2025, are included in the Funds’
semi-annual report to shareholders on Form N-CSR accompany the Reorganization SAI, and are incorporated by reference therein.
The Acquiring Fund’s audited financial highlights for the fiscal years ended December 31, 2024 and 2023 were derived from financial statements audited by Cohen & Company, Ltd., the Acquiring
Fund’s independent registered public accounting firm, whose report, along with the Acquiring Fund’s financial statements and notes thereto, are included in the Acquiring Fund’s Form N-CSR for the year ended December 31, 2024. The information for prior fiscal years was audited by another independent registered public accounting firm. The audited financial statements and related report of Cohen &
Company, Ltd. from the Acquiring Fund’s Form N-CSR for the period ended December 31, 2024 accompany the Reorganization SAI, and are incorporated by reference therein. The unaudited financial statements for the period ended June 30, 2025 accompany the Reorganization SAI, and are incorporated by reference therein. The financial highlights for the Target Funds and the Acquiring Fund are included in the Appendix B.

APPENDIX A
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [Month, Day], 2025, by and between Manager Directed Portfolios, a Delaware statutory trust
(“MDP”), on behalf of its series the Spyglass Growth Fund (the “Acquiring Fund”), and Managed
Portfolio Series, a Delaware statutory trust (“MPS”), on behalf of its series the Jackson Square Large-
Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund, severally and not jointly (each a
“Target Fund” and together the “Target Funds”). Spyglass Capital Management, LLC, a California
limited liability company (“Spyglass”) and Jackson Square Partners, LLC, a Delaware limited liability company (“Jackson Square”), are parties to this Agreement with respect to paragraphs 1.7, 3.8, 6.1 to
6.4, 7.8, 13.1 and 15.1 to 15.4 hereof only, as applicable.  All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or the Target
Funds are made and shall be taken or undertaken by MDP on behalf of the Acquiring Fund or MPS on behalf of the Target Funds, respectively.
The reorganization with respect to each Target Fund, separately, will consist of (a) the transfer of the Target Fund’s Assets as defined in paragraph 1.2 to the Acquiring Fund in exchange for shares of beneficial interest, par value $0.01 per share, of the Institutional Shares of the Acquiring Fund (the
“Acquiring Fund Shares”); (b) the assumption by the Acquiring Fund of the Assumed Liabilities as
defined in paragraph 1.3; and (c) the distribution to the shareholders of each class of the Target Fund full and fractional shares of the corresponding class of the Acquiring Fund in redemption of all outstanding shares of beneficial interest, no par value, of the Target Fund (“Target Fund Shares”) and in complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (each transaction between the Acquiring Fund and each Target Fund, a “Reorganization,” and together, the
“Reorganizations”).  Each class of the Target Funds (each, a “Target Class”) will be reorganized into the
Institutional Shares share class of the Acquiring Fund (the “Acquiring Class”) as listed on Schedule A.
WHEREAS, each Reorganization is intended to qualify as a “reorganization,” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the
Treasury Regulations promulgated thereunder, each Target Fund and the Acquiring Fund will be a
“party to a reorganization” within the meaning of Section 368(b) of the Code and this Agreement is intended to be and is adopted as a plan of reorganization for purposes of Sections 354 and 361 of the
Code;
WHEREAS, the Board of Trustees of MDP has determined, with respect to the Acquiring Fund, that participation in each Reorganization is in the best interests of the Acquiring Fund and its shareholders; and
WHEREAS, the Board of Trustees of MPS has determined, with respect to each Target Fund, that participation in the Reorganization is in the best interests of such Target Fund and its shareholders.
NOW, THEREFORE, in consideration of the premises and the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.THE REORGANIZATIONS AND FUND TRANSACTIONS
With respect to each Reorganization separately:
1.1Subject to the terms and conditions set forth herein and in reliance on the representations and warranties contained herein, at the closing provided for in paragraph 3.1 (the
“Closing”), the Target Fund agrees to assign, transfer and convey the Target Fund Assets
(as defined in paragraph 1.2) to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor:  (a) to continue the business of the Target Fund and assume the
Assumed Liabilities of the Target Fund as defined in paragraph 1.3 and (b) to deliver to the Target Fund that number of full and fractional Acquiring Fund Shares as determined in accordance with paragraph 2.2.
1.2(a)The assets of the Target Fund to be acquired by the Acquiring Fund (the
“Target Fund Assets”) shall consist of all property and assets of the Target Fund, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests, dividends and receivables and rights to register shares under applicable securities laws, owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the Target Fund’s books as of the Valuation Time
(as defined in paragraph 2.1).
(b)The Target Fund has provided the Acquiring Fund with its most recent audited and unaudited financial statements, which contain a list of all of the
Target Fund Assets as of the date of such statements.
1.3The Target Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date as defined in paragraph 3.1, other than those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business and consistent with past practice.  Notwithstanding the foregoing, and unless otherwise provided in this Agreement, the Acquiring Fund shall assume all liabilities of the Target
Fund, which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this
Agreement (the “Assumed Liabilities”).
1.4As soon as reasonably practicable after the transfer of Target Fund Assets and assumption of Assumed Liabilities provided for in paragraph 1.1, the Target Fund will distribute pro rata to the shareholders of record of the Target Fund, determined as of the Valuation
Time (the “Target Fund Shareholders”), full and fractional shares of beneficial interest of the Acquiring Class received by the Target Fund from the Acquiring Fund pursuant to paragraph 1.1 and will then completely liquidate.  The Acquiring Fund shall issue shares of beneficial interest of the Acquiring Class with an aggregate net asset value equal to the aggregate net asset value of the corresponding Target Class owned by Target Fund
Shareholders at the Valuation Time.  U.S. Bancorp Fund Services, LLC, in its capacity as transfer agent for the Acquiring Fund, shall open accounts on the share records of the
Acquiring Fund in the names of the Target Fund Shareholders and transfer to each such
Target Fund Shareholder’s account the number of shares of the Acquiring Class based on the calculation set forth in paragraph 2.2.  The liquidating distribution of the Acquiring

Fund Shares shall be made by the Target Fund to the Target Fund Shareholders as of the
Valuation Time in redemption of all outstanding shares of beneficial interest of the Target
Fund and in complete liquidation of the Target Fund, and thereafter the Target Fund shall have no shares of beneficial interest outstanding.  All issued and outstanding shares of the
Target Fund will simultaneously be canceled on the books of the Target Fund.  Acquiring
Fund Shares will be issued in the manner set forth in the Acquiring Fund’s then current prospectus and statement of additional information; the Acquiring Fund, however, will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.  Ownership of Acquiring Fund Shares will be shown on the books of the
Acquiring Fund’s transfer agent, U.S. Bancorp Fund Services, LLC.
1.5Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund Shares on the books of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.6As soon as practicable after the distribution and liquidation described in paragraph 1.4, the Target Fund shall take further steps to wind up its affairs and to have its existence terminated as a series of MPS in accordance with Delaware law, and shall file such documents with the U.S. Securities and Exchange Commission (the “Commission”) as
may be required by the Commission.  After the Closing Date, the Target Fund shall not conduct any business except in connection with its liquidation.
1.7After the Closing Date (a) MDP agrees to use commercially reasonable efforts to ensure that for a period of three (3) years after the Closing Date, MDP will maintain the composition of its Board of Trustees so that at least 75% of the board members of MDP
(or any successor) are not “interested persons”, as that term is defined in the Investment
Company Act of 1940 (the “1940 Act”), of Spyglass or Jackson Square; and (b) Spyglass
and Jackson Square agree to use commercially reasonable efforts to ensure that for a period of two (2) years after the Closing Date, neither Spyglass nor Jackson Square, nor any of their affiliates has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (as that term is defined in Section
15(f)(2)(B) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.
2.VALUATION
With respect to each Reorganization separately:
2.1The value of the Target Fund Assets and the Assumed Liabilities shall be computed as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the business day preceding the Effective Time (as defined in paragraph 3.1) (the “Valuation
Time”) after the declaration and payment of any dividends and/or other distributions on that date, using the Target Fund’s current valuation procedures as described in the then‑current prospectus or statement of additional information; provided, however, that such computation is consistent with the valuation procedures of the Acquiring Fund and in the event of any inconsistency, the parties hereto shall confer and mutually agree on the valuation.

2.2The number of Acquiring Fund Shares to be issued (including fractional shares) in exchange for the Target Fund Assets attributable to the corresponding Target Class shall be determined by dividing the value of the Target Fund Assets attributable to each Target
Class by the per share net asset value of one Acquiring Fund Share as of the Valuation
Time in accordance with the Acquiring Fund’s current valuation procedures.  The parties agree that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares to be so credited to Target Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding Target Fund Shares owned by Target
Fund Shareholders at the Effective Time.
2.3The share transfer books of the Target Fund will be permanently closed at the Valuation
Time and only redemption requests made by Target Fund Shareholders pursuant to
Section 22(e) of the 1940 Act, received in proper form on or prior to the Valuation Time shall be fulfilled by the Target Fund; redemption requests received by the Target Fund after that time shall be treated as requests for the redemption of the shares of the
Acquiring Fund to be distributed to the shareholder in question as provided in paragraph
1.4.
2.4All computations of value hereunder shall be made by or under the direction of the Target
Fund’s and Acquiring Fund’s accounting agent, as applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by the Target Fund’s and the Acquiring Fund’s respective independent auditors upon the reasonable request of the other Fund.
2.5The full value of each Target Fund Share will be exchanged for shares of the Acquiring
Class without the imposition of any sales charge, redemption fee, commission or other transactional fee, and any account minimums or eligibility requirements of the Acquiring
Class will be waived.
3.CLOSING AND CLOSING DATE
With respect to each Reorganization separately:
3.1The Closing shall occur on October 31, 2025 or such other date as the officers of the parties may mutually agree in writing (the “Closing Date”), immediately prior to the opening of business (the “Effective Time”).
3.2Notwithstanding anything to the contrary, in the event that immediately prior to the
Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of the Target Fund is closed to trading, or trading thereon is restricted, or (b) trading or reporting of trading on the NYSE or elsewhere is disrupted so that accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
3.3The Target Fund, or its accounting agent, shall deliver to the Acquiring Fund at the
Closing an unaudited statement of assets and liabilities (including an itemized list of the

Target Fund Assets and Assumed Liabilities of the Target Fund reflected thereon) as of the Valuation Time in accordance with U.S. generally accepted accounting principles consistently applied from the prior auditing period (the “Closing Balance Sheet”), all of which shall be certified by the Target Fund’s accounting agent and MPS’s Treasurer as of the Effective Time.
3.4MPS shall cause U.S. Bank N.A.  (“USB”), as custodian for the Target Fund, to deliver, at the Closing, a certificate of an authorized officer stating that the Target Fund Assets shall have been delivered in proper form to the Acquiring Fund’s account held at U.S.
Bank N.A. (“USB”), custodian for the Acquiring Fund, at the Effective Time. USB, on
behalf of the Target Fund, shall deliver to USB, as custodian of the Acquiring Fund, as of the Effective Time by book entry, in accordance with the customary practices of USB and each securities depository, as defined in Rule 17f‑4 under the 1940 Act, in which the
Target Fund Assets are deposited, the Target Fund Asset deposited with such depositories.  The cash to be transferred by the Target Fund shall be delivered by wire transfer of Federal funds at the Effective Time.
3.5MPS shall cause its transfer agent, U.S. Bancorp Fund Services, LLC, to deliver at the
Closing a certificate of an authorized officer stating that its records contain the names, addresses and taxpayer identification numbers of the Target Fund Shareholders and the number and percentage ownership of outstanding Target Fund Shares of each Target
Class owned by each such Target Fund Shareholder immediately prior to Closing.  MDP shall cause the Acquiring Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, to deliver a certificate of an authorized officer as to the opening of accounts for the
Acquiring Class in the Target Fund Shareholders’ names on the Acquiring Fund’s share transfer books. MDP shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing that (i) the appropriate number of Acquiring Fund Shares have been credited to the Target Fund at the Effective Time, and (ii) the appropriate number of
Acquiring Fund Shares have been credited to the accounts of the of Target Fund
Shareholders on the books of MDP.
3.6At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts and other documents as the other party, or its counsel, may reasonably request to effect the transactions contemplated by this
Agreement.
3.7Any reporting responsibility of the Target Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the
Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund unless otherwise agreed to by the parties.
3.8All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies of all such books and records maintained by the Target Fund’s administrator, custodian, distributor or fund accountant shall be turned over to the Acquiring Fund or its agents as soon as practicable following the Closing Date.  Any such books and records maintained by

Jackson Square shall be provided to the Acquiring Fund or its agents upon request, provided that Jackson Square may retain copies thereof.
4.REPRESENTATIONS AND WARRANTIES OF MPS AND THE TARGET FUNDS
With respect to each Reorganization separately, and except as has been fully disclosed to the
Acquiring Fund in a written instrument executed by an officer of MPS, MPS, on behalf of itself, or where applicable the Target Fund, represent and warrant to MDP and the Acquiring Fund as follows:
4.1The Target Fund is a duly established series of MPS, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with the power under its Declaration of Trust and By‑Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.
4.2The Target Fund currently complies and has complied in all material respects with the applicable requirements of, and the rules and regulations under, the Securities Act of
1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended
(the “1934 Act”), state “blue sky” laws and the 1940 Act.  There have been no material violations of MPS’s compliance program adopted under Rule 38a‑1 of the 1940 Act as it relates to the Target Fund. The Target Fund has complied and currently complies in all material respects with all investment objectives, policies, guidelines and restrictions established by the Target Fund as set forth in its registration statement currently in effect.
4.3MPS is registered with the Commission as an open‑end management investment company under the 1940 Act.  Such registration is in full force and effect.
4.4The Target Fund is not currently engaged, and the execution, delivery and performance of this Agreement by MPS will not result (a) in a violation of Delaware law or of MPS’s
Declaration of Trust or By‑Laws, each as amended from time to time; (b) in a violation or breach of, or a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Target Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Target
Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Target Fund is a party or by which it is bound; or (c) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Target Fund.
4.5At or before the Effective Time, (i) all material contracts, including the Target Fund’s investment advisory agreement, and other commitments of or applicable to the Target
Fund (other than this Agreement and investment contracts) will terminate, or (ii)
provision for discharge of any liabilities of the Target Fund thereunder will be made, without the Target Fund or the Acquiring Fund incurring any liability or penalty with respect thereto.  The Target Fund has no material contracts or other commitments, other than this Agreement, that if terminated may result in material liability to the Target Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Target Fund.  The Target Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Closing Date.
4.6No material litigation or administrative proceeding or investigation, except as otherwise disclosed in writing to the Acquiring Fund on Schedule 4.6, of or before any court or governmental body is presently pending or threatened against MPS (with respect to the
Target Fund) or the Target Fund or any properties or assets held by the Target Fund.
Neither MPS (with respect to the Target Fund) nor the Target Fund know of any facts which are likely to form the basis for the institution of such proceedings that would materially and adversely affect the business of the Target Fund as conducted now or any time in the past. Neither MPS nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the business of the Target Fund or its ability to enter into the Agreement or to consummate the transactions herein contemplated.
4.7The financial statements of the Target Fund at and for the fiscal years ended October 31,
2024, October 31, 2023 and October 31, 2022 have been audited by Cohen & Company,
Ltd., an independent registered public accounting firm.  Such statements have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements fairly reflect the financial condition the Target Fund as of such dates and there are no known contingent liabilities of the Target Fund as of such dates not disclosed therein.
4.8Since October 31, 2024, there has not been any material adverse change in the Target
Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.  For purposes of this paragraph 4.8, a decline in net asset value per share of the Target Fund due to declines in market values of securities in the
Target Fund’s portfolio in and of itself shall not be deemed to constitute a material adverse change.
4.9The value of the Target Fund Assets has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There have been no material miscalculations of the net asset value of the Target Fund during the twelve‑month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the Target Fund's registration statement and the applicable provisions of the 1940 Act.
4.10To the knowledge of MPS, the due diligence materials of the Target Fund made available to the Acquiring Fund and the Acquiring Fund’s counsel in response to the due diligence requests from MDP are true and correct in all material respects and contain no material misstatements or omissions.  The share ownership records and other similar records of the Target Fund as made available to the Acquiring Fund prior to the execution of this
Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Target
Fund Shares.

4.11The Target Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
4.12As of the date hereof, all federal and other tax returns and reports of the Target Fund required by law to have been filed (including any extensions) shall have been filed and are complete and correct in all material respects.  All federal and other taxes of the Target
Fund that have been due (whether or not shown as due or required to be shown as due on said returns and reports) shall have been paid or provisions shall have been made for the payment thereof, and the Target Fund has made available to MDP all of the Target
Fund’s previously filed tax returns.  No tax authority is currently auditing or (to the knowledge of the Target Fund or in writing) threatening to audit the Target Fund and no assessment or deficiency regarding taxes (including interest, penalties, or additions to tax)
has been asserted with respect to the Target Fund.  The Target Fund has not taken a position on its federal or state income tax returns which could give rise under applicable law to a substantial understatement of federal or state income tax within the meaning of
Code Section 6662 or the state equivalent thereof, and the Target Fund has not participated in a “reportable transaction” as such term is defined in Code Section
6707A(c).
4.13For each taxable year of its operations (including the taxable year of the Target Fund ending on the Closing Date), the Target Fund (i) has been, and will be, treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code, (ii) has met, or will meet, the requirements of Subchapter M of Chapter 1
Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company under Section 851 of the Code (“RIC”) and has elected, or will elect, to be treated as such, and (iii) has been, or will be, eligible to and has computed, or will compute, its U.S. federal income tax under Section 852 of the Code.  The Target Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Target Fund to fail to qualify as a RIC under the Code.  For each taxable year of the Target Fund ending on or before the Closing Date, the Target Fund has distributed (or will distribute) all of its investment company taxable income, interest income excludable from gross income less disallowed deductions, and net capital gain (in each case, as defined in the Code) and has not been, and will not be, liable for any material income or excise tax under Sections 852 or 4982 of the Code.
4.14All issued and outstanding shares of the Target Fund (a) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933
Act and state securities laws; (b) all issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly authorized and, when sold as contemplated in its prospectus and statement of additional information, validly issued, fully paid and non-
assessable under Delaware law; and (c) will be held of record at the time of the Closing by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, as provided in paragraph 3.5.  The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Fund Shares, nor is there outstanding any security convertible into any of the Target Fund Shares.

4.15On the Closing Date, the Target Fund will have good and marketable title to the Target
Fund Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such Target Fund Assets hereunder, and upon delivery and payment for such Target Fund Assets, the Acquiring
Fund will acquire good and marketable title thereto. The Target Fund does not hold, and on the Closing Date will not hold any assets that cannot be transferred to the Acquiring
Fund due to foreign market restrictions or securities law restrictions.
4.16The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board of Trustees of MPS and, subject to the approval of the Target Fund Shareholders, this Agreement will constitute a valid and binding obligation of MPS, on behalf of the Target Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
4.17The current prospectus and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the
1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.
4.18Insofar as the following relate to the Target Fund, the registration statement filed by MDP on Form N‑14 relating to the Acquiring Fund Shares that will be registered with the
Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Target Fund (the “Proxy Statement”) and a prospectus of the Acquiring
Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the “N‑14 Registration Statement”) on the effective date of the N‑14
Registration Statement and on the Closing Date will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph 4.18 shall only apply to statements in or omissions from the
Proxy Statement and the N‑14 Registration Statement made in reliance upon and in conformity with information that was furnished by MPS or its agents for use therein relating to the Target Fund.
4.19No governmental consents, approvals, authorizations or filings are required under the
1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this
Agreement by the Target Fund, except for the effectiveness of the N‑14 Registration
Statement, the filing of any articles, certificates or other documents that may be required under Delaware law, and approval of the Target Fund Shareholders.
4.20The Target Fund is not party to any material contract not filed as an exhibit to MPS’s registration statement on Form N‑1A or otherwise disclosed in writing to the Acquiring
Fund on Schedule 4.20.

4.21The Closing Balance Sheet to be furnished by the Target Fund to the Acquiring Fund will accurately reflect the net asset value of the Target Fund and the outstanding shares of the
Target Fund.
4.22The Target Fund does not own any property that was received in a “conversion transaction” (as that term is defined in Treasury Regulation Section 1.337(d)‑7(a)(2)) that is or will be subject to the rules of Section 1374 of the Code (without regard to any election pursuant to Treasury Regulation Section 1.337(d)-7(c)(5)) as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.
4.23Except as otherwise disclosed to MDP on Schedule 4.23, MPS, with respect to the Target
Fund, has not previously been a party to a transaction that qualified as a reorganization under Section 368(a) of the Code.
4.24Except as otherwise disclosed to the Acquiring Fund on Schedule 4.24, the Target Fund
(i) is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting and designation of dividends (and the character thereof) and other distributions on and redemptions of its shares, (ii) has withheld in respect of all dividends, other distributions and redemption proceeds, all material taxes required to be withheld and has paid such withheld amount to the proper taxing authority (except where such payments are not yet due), and is not liable for any material penalties with respect to such reporting and withholding requirements, and (iii)
has collected and maintained all IRS Forms W-9 and/or Forms W-8, as applicable, in compliance with applicable law.
4.25The Target Fund is not an underlying investment for any variable annuity contract and or variable life insurance contract.
5.REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND
With respect to each Reorganization separately, and except as has been fully disclosed to the
Target Fund in a written instrument executed by an officer of MDP, MDP, on behalf of itself, or where applicable the Acquiring Fund represents and warrants to MPS and each Target Fund as follows:
5.1The Acquiring Fund is a duly established series of MDP, which is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of
Delaware, with the power under its Amended and Restated Declaration of Trust and
Amended and Restated By‑Laws, each as supplemented or amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.
5.2The Acquiring Fund currently complies and has complied in all material respects with the applicable requirements of, and the rules and regulations under, the 1933 Act, the 1934
Act, state “blue sky” laws and the 1940 Act.  There have been no material violations of
MDP’s compliance program adopted under Rule 38a‑1 of the 1940 Act as it relates to the
Acquiring Fund. The Acquiring Fund has complied and currently complies in all material respects with all investment objectives, policies, guidelines and restrictions established by the Acquiring Fund as set forth in its registration statement currently in effect.
5.3MDP is registered with the Commission as an open‑end management investment company under the 1940 Act.  Such registration is in full force and effect.
5.4The Acquiring Fund is not currently engaged, and the execution, delivery and performance of this Agreement by MDP will not result (a) in a violation of Delaware law or of MDP’s Amended and Restated Agreement and Declaration of Trust or Amended
and Restated By‑Laws, each as amended or supplemented from time to time; (b) in a violation or breach of, or a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquiring Fund is a party or by which it is bound; or (c) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund.
5.5No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against MDP (with respect to the Acquiring Fund) or the Acquiring Fund or any properties or assets held by the
Acquiring Fund.  Neither MDP (with respect to the Acquiring Fund) nor the Acquiring
Fund knows of any facts which are likely to form the basis for the institution of such proceedings that would materially and adversely affect the business of the Acquiring
Fund as conducted now or any time in the past.  Neither MDP nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the business of the Acquiring
Fund or its ability to enter into this Agreement or to consummate the transactions herein contemplated.
5.6The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the
Closing Date, have been duly authorized and, when so issued and delivered, assuming effectiveness of the N‑14 Registration Statement will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non‑assessable under
Delaware law.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares.
5.7The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board of Trustees of MDP and, subject to the approval of the Target Fund Shareholders, this Agreement will constitute a valid and binding obligation of MDP, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

5.8The N‑14 Registration Statement and the Proxy Statement to be included in the N‑14
Registration Statement, other than as it relates to the Target Fund, on the effective date of the N‑14 Registration Statement and on the Closing Date (a) will comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940
Act, as applicable and (b) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading.
5.9No governmental consents, approvals, authorizations or filings are required under the
1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this
Agreement by MDP, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by MDP, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the N‑14 Registration Statement and the filing of any articles, certificates or other documents that may be required under Delaware law, and approval of the Target
Fund Shareholders.
5.10The Acquiring Fund is not party to any material contract not filed as an exhibit to MDP’s registration statement on Form N‑1A or otherwise disclosed in writing to the Target Fund on Schedule 5.10.
5.11For each taxable year of its operation (including the taxable year that includes the Closing
Date), the Acquiring Fund (i) has been, and will be, treated as a separate corporation for
U.S. federal income tax purposes pursuant to Section 851(g) of the Code, (ii) has met, or will meet, the requirements of Subchapter M for qualification as a RIC and has elected, or will elect, to be treated as such, and (iii) has been, or will be, eligible to and has computed, or will compute, its U.S. federal income tax under Section 852 of the Code.
The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a RIC under the Code.  The Acquiring Fund will have satisfied as of the close of its most recent prior quarter of its taxable year that includes the Closing Date, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. For each taxable year of the Acquiring Fund ending on or before the Closing Date, the Acquiring Fund has distributed (or will distribute) all of its investment company taxable income, interest income excludable from gross income less disallowed deductions, and net capital gain (in each case, as defined in the Code) and has not been, and will not be, liable for any material income or excise tax under Sections 852 or 4982 of the Code.
5.12The financial statements of the Acquiring Fund at and for the fiscal years ended
December 31, 2024 and December 31, 2023 have been audited by Cohen & Company,
Ltd., an independent registered public accounting firm.  The financial statements of the
Acquiring Fund for the fiscal years ended December 31, 2022 and prior have been audited by the predecessor independent registered public accounting firm.  Such statements have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements fairly reflect the financial condition the Acquiring Fund as of such dates and there are no known contingent liabilities of the
Acquiring Fund as of such dates not disclosed therein.

5.13Since December 31, 2024, there has not been any material adverse change in the
Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.  For purposes of this paragraph 5.13, a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio in and of itself shall not be deemed to constitute a material adverse change.
5.14The value of the net assets of the Acquiring Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act.
There have been no material miscalculations of the net asset value of the Acquiring Fund during the twelve‑month period preceding the date hereof and preceding the Closing
Date, and all such calculations have been made in accordance with the Acquiring Fund's registration statement and the applicable provisions of the 1940 Act.
5.15To the knowledge of MDP, the due diligence materials of the Acquiring Fund made available to the Target Fund and the Target Fund’s counsel in response to the due diligence requests from MPS are true and correct in all material respects and contain no material misstatements or omissions.
5.16The Acquiring Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
5.17The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the Securities Act of
1933 and 1940 Act and the rules and regulations thereunder and do not, and will not, include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements, in light of the circumstances under which they were made, not misleading.
5.18As of the date hereof, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed (including any extensions) shall have been filed and are complete and correct in all material respects. All federal and other taxes of Acquiring
Fund that have been due (whether or not shown as due or required to be shown as due on said returns and reports) shall have been paid or provisions shall have been made for the payment thereof. No tax authority is currently auditing or to the knowledge of the
Acquiring Fund or in writing threatening to audit the Acquiring Fund and no assessment or deficiency regarding taxes (including interest, penalties, or additions to tax) has been asserted with respect to the Acquiring Fund.  The Acquiring Fund has not taken a position on its federal or state income tax returns which could give rise under applicable law to a substantial understatement of federal or state income tax within the meaning of
Code Section 6662 or the state equivalent thereof, and the Acquiring Fund has not participated in any “reportable transaction” as such term is defined in Code Section
6707A(c).

5.19Except as otherwise disclosed in writing to the Target Fund, the Acquiring Fund (i) is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting and designation of dividends (and the character thereof) and other distributions on and redemptions of its shares, (ii) has withheld in respect of all dividends, other distributions and redemption proceeds all material taxes required to be withheld and has paid such withheld amount to the proper taxing authority(except where such payments are not yet due), and is not liable for any material penalties with respect to such reporting and withholding requirements, and (iii) has collected and maintained all IRS Forms W-9 and/or Forms W-8, as applicable, in compliance with applicable law.
5.20The Acquiring Fund does not own any property that was received in a “conversion transaction” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is or will be subject to the rules of Section 1374 of the Code (without regard to any election pursuant to Treasury Regulation Section 1.337(d)-7(c)(5)) as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.
5.21The Acquiring Fund is not an underlying investment for any variable annuity contract and/or variable life insurance contract.
6.REPRESENTATIONS AND WARRANTIES OF TARGET FUND ADVISER
With respect to each Reorganization separately, Jackson Square represents and warrants to the
Acquiring Fund as follow:
6.1Jackson Square is a Delaware limited liability company, duly organized, validly existing, and in good standing under the laws of the State of Delaware.
6.2Jackson Square is registered as an investment adviser with the Commission under the
Investment Advisers Act of 1940, as amended, and such registration has not been revoked or rescinded and is in full force and effect.
6.3The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of Jackson Square, and this Agreement constitutes a valid and binding obligation of Jackson Square, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
6.4From the date of the filing of the N-14 Registration Statement (as defined in paragraph
4.18 of this Agreement), through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any information furnished by Jackson Square for use in the
N-14 Registration Statement, or any other materials provided in connection with the
Reorganization, does not and will not contain, with respect to Jackson Square, any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.
7.COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUNDS

With respect to each Reorganization separately:
7.1The Target Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date.  It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, the selling and redeeming of the Target Fund’s shares and such changes as are contemplated by the Target Fund’s normal operations.  The Target Fund covenants to take any necessary steps so that it will hold securities that are compatible with both the Target
Fund’s and the Acquiring Fund’s investment objectives and principal investment strategies as of the Closing Date, subject to the receipt by counsel of satisfactory representations and warranties from MPS, the Target Fund, MDP and the Acquiring Fund in accordance with Section 10.5 of this Agreement.
7.2Upon reasonable notice, the Acquiring Fund’s officers and agents shall have reasonable access to the Target Fund’s books and records necessary to maintain current knowledge of the Target Fund.
7.3The Target Fund will call a meeting of the Target Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all reasonable actions necessary to seek approval of the transactions contemplated herein, subject to the terms of this Agreement.
7.4The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.
7.5The Target Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.
7.6Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.
7.7The Acquiring Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the N‑14 Registration Statement in connection with the meeting of the
Target Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.  The Acquiring Fund will file the N‑14 Registration Statement, including the Proxy Statement, with the Commission.  The Target Fund will provide the
Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement, all to be included in the N‑14
Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act.
The Acquiring Fund shall provide the Target Fund copies of the N‑14 Registration
Statement and all amendments or supplements thereto prior to filing and allow the Target
Fund to comment thereon and approve prior to filing.  The Acquiring Fund shall use reasonable efforts to have the Commission declare the N‑14 Registration Statement effective as promptly as practicable after the filing thereof.  The Acquiring Fund shall not amend, supplement or modify any information included in the N‑14 Registration
Statement that was received from the Target Fund with respect thereto without the prior consent of the Target Fund.  The Acquiring Fund shall take all action required by applicable law in connection with the issuance of Acquiring Fund Shares.
7.8Until the Closing Date, Spyglass, the Acquiring Fund, Jackson Square and the Target
Fund shall not make any public statements or issue any press release with respect to this
Agreement or the transactions contemplated hereby without first consulting with each other, unless otherwise required by law.
7.9As soon as reasonably practicable after the Closing, the Target Fund shall make the liquidating distribution required by this Agreement to its shareholders (in redemption of all of the Target Fund Shares of the applicable Target Fund) consisting of the Acquiring
Fund Shares received by the Target Fund at the Closing.
7.10It is the intention of the Target Fund and the Acquiring Fund that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code, and the
Target Fund and the Acquiring Fund shall use their reasonable best efforts to ensure the transaction will qualify as a reorganization within the meaning of Section 368(a) of the
Code.  Neither the Target Fund nor the Acquiring Fund shall take any action, or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.  Each of the Acquiring
Fund and the Target Fund will comply with the recordkeeping and information filing requirements of Section 1.368-3 of the Treasury Regulation with respect to the
Reorganization.
7.11Prior to the Valuation Time, MPS, with respect to the Target Fund, will have declared and paid a dividend or dividends that, together with all previous such dividends, will have the effect of distributing to the Target Fund’s shareholders all of the Target Fund’s:  (i)
“investment company taxable income” (within the meaning of Section 852(b)(2) of the
Code) for all taxable years or periods ending on or before the Closing Date (computed without regard to Section 852(b)(2)(D) of the Code); (ii) the excess, if any, of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in
Section 852(a)(1)(B)(ii) of the Code; and (iii) all of the Target Fund’s net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods ending on or before the Closing Date (after reduction for any available capital loss carryforward and excluding any net capital gain on which the Target Fund paid tax under Section
852(b)(3)(A) of the Code).
7.12The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to consummate the transactions contemplated herein.
7.13The Target Fund and the Acquiring Fund each covenant to, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (i) the Target
Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and
(ii) the Acquiring Fund, title to and possession of all the Target Fund Assets and otherwise to carry out the intent and purpose of this Agreement.
7.14Following the transfer of the Target Fund Assets by the Target Fund to the Acquiring
Fund and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target
Fund as described in paragraph 1.3 in exchange for the Acquiring Fund Shares as contemplated herein, MPS will file any final regulatory reports with respect to the Target
Fund after the Closing Date but prior to the date of any applicable statutory or regulatory deadlines and also will take all other steps as are necessary and proper to effect the termination of the Target Fund as series of MPS.
7.15The parties shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by such parties on or before the Closing Date.
7.16The Target Fund agrees to call the special meeting of shareholders to consider and act upon this Agreement and to use commercially reasonable efforts to obtain approval of the transactions contemplated hereby.
7.17The Acquiring Fund and the Target Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Articles 8 and 9 to effect the transactions contemplated by this Agreement as promptly as practicable.
8.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUNDS
With respect to each Reorganization separately, the obligations of the Target Fund to complete the transactions provided for herein shall be subject, at MPS’s election, to the performance by the
Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing
Date, and in addition thereto, the following further conditions:
8.1The items that are required to be delivered by the Acquiring Fund or its agents pursuant to Section 3 hereof shall have been delivered to the Target Fund or their agents on or prior to the Closing Date.
8.2All representations and warranties of MDP, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.
The Acquiring Fund shall have duly performed and complied in all material respects with all agreements, covenants and conditions required by the Agreement to be performed or complied with by it prior to or on the Closing Date.  The Acquiring Fund shall have delivered to the Target Fund a certificate executed in its name by an authorized officer of
MDP in a form reasonably acceptable to the Target Fund dated as of the Closing Date to the effect set forth in this paragraph 8.2.

8.3The Board of Trustees of MDP shall have approved this Agreement and the transactions contemplated hereby and shall have determined that participation in the Reorganization is in the best interests of the Acquiring Fund Shareholders, and the Acquiring Fund shall have delivered to the Target Fund at the Closing a certificate, executed by an officer of
MDP, to the effect that the conditions described in this paragraph have been satisfied.
9.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
With respect to each Reorganization separately, the obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at MDP’s election, to the performance by the Target Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and in addition thereto, the following further conditions:
9.1The items that are required to be delivered by the Target Fund or their agents pursuant to
Section 3 hereof shall have been delivered to the Acquiring Fund on or prior to the
Closing Date.
9.2All representations and warranties of MPS, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.
The Target Fund shall have duly performed and complied in all material respects with all agreements, covenants and conditions required by the Agreement to be performed or complied with by it prior to or on the Closing Date.  The Target Fund shall have delivered to the Acquiring Fund a certificate executed in its name by an authorized officer of MPS in a form reasonably acceptable to the Acquiring Fund dated as of the
Closing Date to the effect set forth in this paragraph 9.2.
9.3The Board of Trustees of MPS shall have:  (i) approved this Agreement and the transactions contemplated hereby, (ii) determined that participation in the Reorganization is in the best interests of the Target Fund Shareholders and (iii) recommended that shareholders approve the Agreement at the special meeting of shareholders, and the
Target Fund shall have delivered to the Acquiring Fund at the Closing a certificate, executed by an officer, to the effect that the conditions described in this paragraph have been satisfied.
10.FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
FUND AND THE TARGET FUNDS
With respect to each Reorganization separately, if any of the conditions set forth below have not been met on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
10.1This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Board of Trustees of MPS and the Board of Trustees of MDP,
respectively, and by the requisite vote by the Target Fund Shareholders in accordance with the provisions of MPS’s Declaration of Trust and By‑Laws as currently in effect and applicable Delaware law, and certified copies of the resolutions or other instrument evidencing such approvals shall be delivered to the Acquiring Fund on or before the
Closing Date.  Notwithstanding anything herein to the contrary, neither the Acquiring
Fund nor the Target Fund may waive the conditions set forth in this paragraph 10.1.
10.2On the Closing Date, no action, suit or other proceeding shall be pending or, to the knowledge of the parties, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.
10.3All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target
Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not have a material adverse effect on the assets or properties of the
Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions.
10.4The N‑14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof or order pursuant to Section 8(e) of the
1940 Act shall have been issued by the Commission and, to the knowledge of the parties hereto, no investigation or proceeding for such purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act.
10.5The Acquiring Fund and the Target Fund shall have received an opinion of counsel addressed to each of the Acquiring Fund and the Target Fund, dated the Closing Date, as to U.S. federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the
Reorganization in accordance with this Agreement and receipt of satisfactory representations and warranties from MPS, the Target Fund, MDP and the Acquiring
Fund, for U.S. federal income tax purposes:
(a)the Reorganization will qualify as a “reorganization,” within the meaning of
Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the
Code;
(b)no gain or loss will be recognized by the Target Fund upon the transfer of all of the Target Fund Assets to the Acquiring Fund in exchange solely for the
Acquiring Fund Shares and the assumption by the Acquiring Fund of the
Assumed Liabilities of the Target Fund, or upon the distribution of Acquiring
Fund Shares to the Target Fund Shareholders in exchange for their Target Fund
Shares in complete liquidation of the Target Fund pursuant to the Reorganization;
(c)no gain or loss will be recognized by the Acquiring Fund upon the receipt of the
Target Fund Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;

(d)no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund Shares for the Acquiring Fund Shares in the
Reorganization (including fractional shares to which they may be entitled);
(e)the aggregate tax basis of the Acquiring Fund Shares received by each Target
Fund Shareholder (including fractional shares to which such Target Fund
Shareholder may be entitled) pursuant to the Reorganization will be equal to the aggregate tax basis of the Target Fund Shares held by such Target Fund
Shareholder immediately prior to the Reorganization;
(f)the holding period of the Acquiring Fund Shares received by each Target Fund
Shareholder (including fractional shares to which such Target Fund Shareholder may be entitled) will include the period during which the Target Fund Shares surrendered in exchange therefor were held by such Target Fund Shareholder, provided that the Target Fund Shares were held as a capital asset on the Closing
Date;
(g)the tax basis of each Target Fund Asset acquired by the Acquiring Fund will be the same as the tax basis of such Target Fund Asset immediately prior to the transfer thereof; and
(h)the holding period of each Target Fund Asset received by the Acquiring Fund will include the period during which that Target Fund Asset was held by the Target
Fund immediately prior to the Reorganization.
No opinion will be expressed as to whether any gain or loss will be recognized (1) on
Target Fund Assets in which gain or loss recognition is required by the Code even if the transaction otherwise constitutes a nontaxable transaction, (2) on “Section 1256 contracts” as defined in Section 1256(b) of the Code, (3) on stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, (4) as a result of the closing of the tax year of the Target Fund due to the occurrence of an event other than the
Reorganization if otherwise applicable, (5) upon termination of a position, or (6) upon the redemption of fractional shares of the Target Fund prior to the Reorganization. In addition, no opinion will be expressed as to any other federal, estate, gift, state, local, or foreign tax consequences that may result from the Reorganization.
Such opinion shall be based on customary assumptions, limitations and such representations as Godfrey & Kahn, S.C. may reasonably request, as well as the representations and warranties made in this Agreement which counsel may treat as representations and warranties made to it. The Target Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this Section 10.5.
The Target Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.
11.LIABILITY OF THE FUNDS

11.1With respect to each Reorganization separately, it is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, employees or agents of the Acquiring Fund personally, but shall bind only the property of the Acquiring Fund, as provided in the Amended and
Restated Agreement and Declaration of Trust of the Acquiring Fund, as amended from time to time.  The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Fund and signed by authorized officers of the Acquiring Fund, acting as such.  Neither the authorization by such trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the
Acquiring Fund as provided in the Amended and Restated Agreement and Declaration of
Trust of the Acquiring Fund, as amended from time to time.
11.2With respect to each Reorganization separately, it is expressly agreed that the obligations of the Target Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, employees or agents of the Target Fund personally, but shall bind only the property of the Target Fund, as provided in the Amended and Restated
Agreement and Declaration of Trust of the Target Fund, as amended from time to time.
The execution and delivery of this Agreement have been authorized by the trustees of the
Target Fund and signed by authorized officers of the Target Fund, acting as such.
Neither the authorization by such trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Target Fund as provided in the Declaration of Trust of the Target Fund.
12.AMENDMENTS, WAIVERS AND TERMINATION; SURVIVAL OF CERTAIN
COVENANTS, WARRANTIES AND REPRESENTATIONS; GOVERNING LAW
With respect to each Reorganization separately:
12.1This Agreement may be amended, modified or supplemented in writing at any time by mutual consent of the parties hereto, notwithstanding approval hereof by the Target Fund
Shareholders of this Agreement, provided that no such amendment shall have a material adverse effect on the interests of such shareholders without their further approval.
12.2At any time prior to the Closing Date, any of the parties hereto may waive compliance with any of the covenants or conditions made for its benefit contained herein, except as otherwise provided herein.
12.3This Agreement may be terminated and the transactions contemplated hereby may be abandoned:
(a)by mutual consent of the parties:
(b)by MPS (i) upon any material breach by MDP or the Acquiring Fund of any of its representations, warranties or covenants contained in this Agreement, provided that MDP or the Acquiring Fund shall have been given a period of ten (10)

business days to cure such breach, or (ii) by a resolution of MPS’s Board of
Trustees at any time prior to the Effective Time if circumstances should arise that, in the sole discretion of the Board of Trustees, proceeding with the
Reorganization is no longer in the best interests of the Target Fund or its shareholders; or
(c)by MDP (i) upon any material breach by MPS or the Target Fund of any of their representations, warranties or covenants contained in this Agreement, provided that MPS or the Target Fund shall have been given a period of ten (10) business days to cure such breach, or (ii) by a resolution of MDP’s Board of Trustees at any time prior to the Effective Time if circumstances should arise that, in the sole discretion of the Board of Trustees, proceeding with the Reorganization is no longer in the best interests of the Acquiring Fund or its shareholders.
In the event of any such termination, there shall be no liability for damages on the part of the
Acquiring Fund, MDP, the Target Fund, MPS, or their respective trustees or officers, to the other party or its trustees or officers, and each applicable party shall bear the expenses agreed to be incurred by it in accordance with paragraph 13.1.
12.4Except for the provisions set forth in paragraphs 6.1 to 6.4, in this paragraph 12.4 and as specified in the next sentence of this paragraph 12.4, the representations, warranties or covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the Reorganization.  The other covenants to be performed after the Closing shall survive the Closing.
12.5This Agreement shall be governed by and construed in accordance with the laws of the
State of Delaware, without giving effect to principles of conflicts of laws.
13.EXPENSES
13.1Except as otherwise set forth herein, all expenses that are solely and directly related to a
Reorganization contemplated by this Agreement will be borne and paid by Spyglass, absent any separate agreement between the parties. Such reorganization expenses include:
the actual, out of pocket costs and expenses (including reasonable legal fees and expenses of outside counsel to MDP) associated with (i) preparing and filing the N-14 Registration
Statement (other than legal fees and expenses of outside counsel to MPS), (ii) clearing
SEC comments on the N-14 Registration Statement, (iii) printing and mailing or otherwise transmitting the N-14 Registration Statement to the shareholders of the Target
Funds, (iv) accounting fees, and (v) retaining a proxy solicitor and tabulator, including any costs associated with obtaining beneficial ownership information, and (vi) expenses associated with any special meetings or portions of meetings of Fund shareholders and the Board of Trustees of MDP in connection with the Reorganization. Jackson Square will bear all legal fees and expenses of outside counsel to MPS, expenses associated with any special meetings or portions of meetings of the Board of Trustees of MPS in connection with the Reorganization and any expenses incurred in connection with the termination of any agreement to which Jackson Square, with respect to the Target Fund, or MPS, on behalf of the Target Fund, is a party. Notwithstanding the foregoing,
Spyglass shall pay or assume only those expenses that are solely and directly related to the Reorganizations in accordance with guidelines established in Rev. Rule. 73-54,
1973-1 C.B. 187 and fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the
Target Fund or the Acquiring Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent a
Reorganization from qualifying as a “reorganization” under Section 368(a) of the Code.
13.2MDP, on behalf of the Acquiring Fund, and MPS, on behalf of each Target Fund, each represents and warrants to the other that there are no business brokers or finders or other entities entitled to receive any payments in connection with the transactions provided for herein.
14.NOTICES
Any notice, report, statement or demand required or permitted by any provision of this
Agreement shall be in writing and shall be delivered by personal delivery, commercial delivery service or registered or certified mail, return receipt requested, or sent by facsimile, electronic delivery (i.e., e‑mail), personal service or certified mail, and addressed as follows:
To MPS: Managed Portfolio Series
Attention:  Brian R. Wiedmeyer, President
615 E. Michigan St.
Milwaukee, WI 53202
Phone:  (414) 765-6844
Copies to: Mike O’Hare
To Jackson Square:    Jackson Square Partners, LLC
Attention:  William Montana
700 Larkspur Landing Circle, Suite 210
Larkspur, California 94939
Phone: (773) 209-7874
To MDP:Manager Directed Portfolios
Attention: Ryan S. Frank, President
615 East Michigan Street
Milwaukee, WI 53202
Phone: (201) 708-9796
To Spyglass:Spyglass Capital Management LLC
Attention: James A. Robillard
One Letterman Drive, Building A, Suite A 4‑800
San Francisco, CA 94129
Phone: (415) 318-2366

With a copy to:Godfrey & Kahn, S.C.
Attention:  Ellen Drought
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
(414) 273‑3500
15.MISCELLANEOUS
15.1Except for the Confidentiality Agreement and Non-Disclosure Agreement dated June 17,
2025 by and among MDP, on behalf of the Acquiring Fund, MPS, on behalf of the Target
Funds, Spyglass and Jackson Square, this Agreement supersedes all prior agreements between the parties (written or oral) with respect to the subject matter hereof, is intended as a complete exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally.
15.2This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement.
15.3The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
15.4Nothing in this Agreement, expressed or implied, is intended to confer upon any person not a party to this Agreement any rights or remedies under or by reason of this
Agreement.
Signature Page Follows

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer as of the date set forth above.

Manager Directed Portfolios on behalf of Spyglass Growth Fund
By: __________________
Name:
Title:

Managed Portfolio Series on behalf of Jackson Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund, severally and not jointly
By: __________________
Name:
Title:

Spyglass Capital Management LLC(solely with respect to paragraphs 1.7, 7.8, 13.1 and 15.1 to 15.4 hereof)
By: __________________
Name:
Title:

Jackson Square Partners, LLC (solely with respect to paragraphs 1.7, 3.8, 6.1 to 6.4, 7.8, 13.1 and 15.1 to 15.4 hereof)
By: __________________
Name:
Title:

Schedule A
Corresponding Classes Table

Target Funds – Target Classes	Acquiring Fund – Acquiring Class
Jackson Square Large-Cap Growth Fund – Investor Class	Spyglass Growth Fund – Institutional Class
Jackson Square Large-Cap Growth Fund – Institutional Class	Spyglass Growth Fund – Institutional Class
Jackson Square Large-Cap Growth Fund IS Class	Spyglass Growth Fund – Institutional Class
Jackson Square SMID-Cap Growth Fund – Investor Class	Spyglass Growth Fund – Institutional Class
Jackson Square SMID-Cap Growth Fund – Institutional Class	Spyglass Growth Fund – Institutional Class
Jackson Square SMID-Cap Growth Fund – IS Class	Spyglass Growth Fund – Institutional Class

Schedule 4.6
[None.]

Schedule 4.20
[None.]

Schedule 4.23
The Jackson Square Large-Cap Growth Fund acquired the assets and assumed the liabilities of the
Delaware U.S. Growth Fund, a series of Delaware Group Adviser Funds (the “Predecessor Fund”),
effective at the close of business on April 16, 2021 (the “Reorganization”), and the Predecessor Fund is
the accounting and performance history survivor of the Reorganization. The Reorganization constituted a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as
amended.

Schedule 4.24
[None.]

Schedule 5.10
[None.]

APPENDIX B
Jackson Square Large-Cap Growth Fund – IS Class(1)

For a Fund share outstanding throughout the years.
Per Share Data	Six Months Ended April 30, 2025 (unaudit ed)	Year Ended October, 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020

Net asset value, beginning of year	$24.48	$17.70	$13.70	$31.69	$28.72	$24.91

Investment Operations:
Net investment income (loss)(2)	0.01	— (3)	0.02	(0.07)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	0.52	6.78	3.98	(10.23)	9.16	6.25
Total from investment operations	0.53	6.78	4.00	(10.30)	9.06	6.26

Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gains	(0.58)	—	—	(7.69)	(6.09)	(2.45)
Total distributions	(0.58)	—	—	(7.69)	(6.09)	(2.45)
Net asset value, end of year	$24.43	$24.48	$17.70	$13.70	$31.69	$28.72

Total Return	2.08%	38.31%	29.20%(4)	-41.26%	33.81%(5)	27.39%(5)

Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$10,771	$12,857	$17,979	$40,436	$945,973	$4,539

Ratio of expenses to average net assets:
Before expense reimbursement/waiver/ recoupment	0.78%	0.76%	0.75%	0.63%	0.61%	0.65%
After expense reimbursement/waiver/ recoupment	0.64%	0.64%	0.64%	0.63%	0.61%(6)	0.62%

Ratio of net investment income (loss) to average net assets:
After expense reimbursement/waiver/ recoupment	0.10%	0.02%	0.10%	(0.31)%	(0.17)%	0.02%

Portfolio Turnover	7%	13%	37%	35%(7)	28%	54%
(1)Prior to April 16, 2021, the IS Class was known as Class R6.
(2)Per share amounts calculated using the average shares method.
(3)Amount is less than $0.01 per share.
(4)During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund's investment performance. On the day the proceeds were received, the IS Class had its NAV positively impacted by 5.81%. This is a one-time event that is not likely to be repeated.

(5)Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(6)Prior to April 16, 2021, the annual expense limitation was 0.62% of the average daily net assets of the Fund. Thereafter, it was 0.64%.
(7)Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.

Jackson Square Large-Cap Growth Fund – Institutional Class

For a Fund share outstanding throughout the years.
Per Share Data	Six Months Ended April 30, 2025 (unaudite d)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020

Net asset value, beginning of year	$24.05	$17.40	$13.48	$31.32	$28.49	$24.78

Investment Operations:
Net investment income (loss)(1)	— (2)	(0.02)	0.01	(0.08)	(0.16)	(0.04)
Net realized and unrealized gain (loss) on investments	0.52	6.67	3.91	(10.07)	9.08	6.20
Total from investment operations	0.52	6.65	3.92	(10.15)	8.92	6.16

Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gains	(0.58)	—	—	(7.69)	(6.09)	(2.45)
Total distributions	(0.58)	—	—	(7.69)	(6.09)	(2.45)
Net asset value, end of year	$23.99	$24.05	$17.40	$13.48	$31.32	$28.49

Total Return	2.08%	38.22%	29.08%(4)	-41.27%	33.56%(5)	27.10%(5)

Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$89,077	$98,683	$94,144	$105,097	$1,292,470	$2,268,085

Ratio of expenses to average net assets:
Before expense reimbursement/waiver/ recoupment (6)	0.83%	0.85%	0.82%	0.70%	0.81%	0.89%
After expense reimbursement/waiver/ recoupment (6)	0.69%	0.73%	0.70%	0.70%	0.79%(7)	0.84%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver/ recoupment (6)	0.04%	(0.07)%	0.03%	(0.39)%	(0.52)%	(0.17)%

Portfolio Turnover (3)	7%	13%	37%	35%(8)	28%	54%
(1)Per share amounts calculated using the average shares method.
(2)Amount is less than $0.01 per share.
(3)Not annualized for periods less than one year.
(4)During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns.
This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the Institutional Class had its NAV positively impacted by 5.79%. This is a one-time event that is not likely to be repeated.
(5)Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(6)Annualized for periods less than one year.
(7)Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding
Shareholder Servicing Plan fees.

(8)Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.

Jackson Square Large-Cap Growth Fund – Investor Class(1)

For a Fund share outstanding throughout the years.
Per Share Data	Six Months Ended April 30, 2025 (unaudit ed)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020

Net asset value, beginning of year	$19.09	$13.85	$10.75	$26.71	$25.09	$22.15

Investment Operations:
Net investment loss(2)	(0.02)	(0.05)	(0.02)	(0.09)	(0.19)	(0.10)
Net realized and unrealized gain (loss) on investments	0.41	5.29	3.12	(8.18)	7.90	5.49
Total from investment operations	0.39	5.24	3.10	(8.27)	7.71	5.39

Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gains	(0.58)	—	—	(7.69)	(6.09)	(2.45)
Total distributions	(0.58)	—	—	(7.69)	(6.09)	(2.45)
Net asset value, end of year	$18.90	$19.09	$13.85	$10.75	$26.71	$25.09

Total Return	1.93%	37.83%	28.84%(3)	-41.38%	33.25%(4)	26.82%(4)

Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$80,440	$86,694	$75,721	$71,515	$169,407	$137,135

Ratio of expenses to average net assets:
Before expense reimbursement/waiver/ recoupment	1.07%	1.06%	1.04%	0.91%	1.04%	1.14%
After expense reimbursement/waiver/recoupment	0.93%	0.94%	0.93%	0.90%	1.03%(5)	1.09%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver/recoupment	(0.19)%	(0.28)%	(0.19)%	(0.59)%	(0.75)%	(0.42)%

Portfolio Turnover	7%	13%	37%	35%(6)	28%	54%
(1)Prior to April 16, 2021, the Investor Class was known as Class A.
(2)Per share amounts calculated using the average shares method.
(3)During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund's investment performance. On the day the proceeds were received, the Investor Class had its NAV positively impacted by 5.84%. This is a one-time event that is not likely to be repeated.
(4)Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(5)Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding
12b-1 fees and Shareholder Servicing Plan Fees.
(6)Portfolio turnover disclosed is for the Fund as a whole.
(7)Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.

Jackson Square SMID-Cap Growth Fund – IS Class

For a Fund share outstanding throughout the years.
Per Share Data	Six Months Ended April 30, 2025 (unaudite d)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020

Net asset value, beginning of year	$18.16	$15.33	$15.91	$38.53	$30.75	$23.88

Investment operations:
Net investment loss(1)	(0.04)	(0.06)	(0.03)	(0.09)	(0.26)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.05)	2.89	(0.55)(2)	(16.44)	9.98	7.99
Total from investment operations	(1.09)	2.83	(0.58)	(16.53)	9.72	7.91

Less distributions from:
Net investment income	—	—	—	—	—	(0.02)
Net realized gains	—	—	—	(6.09)	(1.94)	(1.02)
Total distributions	—	—	—	(6.09)	(1.94)	(1.04)
Net asset value, end of year	$17.07	$18.16	$15.33	$15.91	$38.53	$30.75

Total Return	-6.00%	18.64%	-3.65%	-48.81%	31.80%	34.36%

Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$79,063	$125,688	$392,932	$552,794	$1,016,051	$650,845

Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.03%	0.91%	0.86%	0.83%	0.82%	0.85%
After expense waiver/recoupment	0.88%	0.88%	0.87%	0.82%	0.82%	0.87%

Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment	1.02%	0.89%	0.86%	0.83%	0.82%	0.85%
After expense waiver/recoupment	0.87%	0.87%	0.86%	0.82%	0.82%	0.87%

Ratio of net investment loss to average net assets:
After expense waiver/recoupment	(0.48)%	(0.34)%	(0.18)%	(0.46)%	(0.84)%	(0.30)%

Portfolio Turnover	27%	48%	49%	78%	56%	49%
(1)Per share amounts calculated using the average shares method.
(2)Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset per value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

Jackson Square SMID-Cap Growth Fund – Institutional Class

For a Fund share outstanding throughout the years.
Per Share Data	Six Months Ended April 30, 2025 (unaudite d)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020

Net asset value, beginning of year	$18.07	$15.26	$15.86	$38.48	$30.73	$23.89

Investment operations:
Net investment loss(1)	(0.05)	(0.08)	(0.05)	(0.12)	(0.29)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.05)	2.89	(0.55)(2)	(16.41)	9.98	7.98
Total from investment operations	(1.10)	2.81	(0.60)	(16.53)	9.69	7.88

Less distributions from:
Net investment income	—	—	—	—	—	(0.02)
Net realized gains	—	—	—	(6.09)	(1.94)	(1.02)
Total distributions	—	—	—	(6.09)	(1.94)	(1.04)
Net asset value, end of year	$16.97	$18.07	$15.26	$15.86	$38.48	$30.73

Total Return	-6.00%	18.41%	-3.78%	-48.89%	31.71%	34.20%

Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$31,217	$63,327	$186,025	$320,392	$1,039,786	$725,204

Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.12%	1.01%	0.96%	0.92%	0.91%	0.93%
After expense waiver/recoupment	0.98%	0.98%	0.96%	0.91%	0.91%	0.95%

Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment	1.11%	1.00%	0.95%	0.92%	0.91%	0.93%
After expense waiver/recoupment	0.97%	0.97%	0.96%	0.91%	0.91%	0.95%

Ratio of net investment loss to average net assets:
After expense waiver/recoupment	(0.58)%	(0.44)%	(0.28)%	(0.55)%	(0.76)%	(0.39)%

Portfolio Turnover	27%	48%	49%	78%	56%	49%
(1)Per share amounts calculated using the average shares method.
(2)Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

Jackson Square SMID-Cap Growth Fund – Investor Class

For a Fund share outstanding throughout the years.
Per Share Data	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020

Net asset value, beginning of year	$17.61	$14.92	$15.54	$37.93	$30.39	$23.68

Investment operations:
Net investment loss(1)	(0.07)	(0.12)	(0.09)	(0.17)	(0.38)	(0.17)
Net realized and unrealized gain (loss) on investments	(1.02)	2.81	(0.53)(2)	(16.13)	9.86	7.91
Total from investment operations	(1.09)	2.69	(0.62)	(16.30)	9.48	7.74

Less distributions from:
Net investment income	—	—	—	—	—	(0.01)
Net realized gains	—	—	—	(6.09)	(1.94)	(1.02)
Total distributions	—	—	—	(6.09)	(1.94)	(1.03)
Net asset value, end of year	$16.52	$17.61	$14.92	$15.54	$37.93	$30.39

Total Return	-6.19%	18.03%	-3.99%	-49.01%	31.36%	33.88%

Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$13,326	$17,727	$29,155	$39,098	$107,135	$78,325

Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.38%	1.26%	1.22%	1.17%	1.17%	1.20%
After expense waiver/recoupment	1.23%	1.23%	1.22%	1.17%	1.17%	1.22%

Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment	1.37%	1.25%	1.21%	1.17%	1.17%	1.20%
After expense waiver/recoupment	1.22%	1.22%	1.21%	1.17%	1.17%	1.22%

Ratio of net investment loss to average net assets:
After expense waiver/recoupment	(0.83)%	(0.69)%	(0.53)%	(0.80)%	(1.02)%	(0.65)%

Portfolio Turnover	27%	48%	49%	78%	56%	49%
(1)Per share amounts calculated using the average shares method.
(2)Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

Spyglass Growth Fund - Institutional Shares
For a capital share outstanding throughout each year/periods

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value – Beginning of Year/Period	$20.08	$14.54	$9.43	$17.88	$22.19	$14.09

Income from Investment Operations:
Net investment loss[1]	(0.10)	(0.14)	(0.08)	(0.10)	(0.22)	(0.17)
Net realized and unrealized gain (loss) on investments	0.61	5.68	5.19	(8.34)	(1.28)	8.87
Total from investment operations	0.51	5.54	5.11	(8.44)	(1.50)	8.70

Less Distributions:
Dividends from net realized gains	—	—	—	(0.01)	(2.81)	(0.60)
Total distributions	—	—	—	(0.01)	(2.81)	(0.60)

Net Asset Value – End of Year/Period	$20.59	$20.08	$14.54	$9.43	$17.88	$22.19

Total Return	2.54%	38.10%	54.19%	(47.23)%	(6.42)%	61.82%

Ratios and Supplemental Data:
Net assets, end of year/period (thousands)	$890,018	$951,004	$773,375	$614,538	$2,064,723	$1,742,762
Ratio of operating expenses to average net assets:
Before reimbursements	1.09%	1.10%	1.13%	1.09%	1.05%	1.09%
After reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets:
Before reimbursements	(1.14)%	(0.94)%	(0.80)%	(0.85)%	(1.00)%	(1.04)%
After reimbursements	(1.05)%	(0.84)%	(0.67)%	(0.76)%	(0.95)%	(0.95)%
Portfolio turnover rate	35%	66%	63%	54%	51%	38%
1 The net investment income (loss) was calculated using the average shares outstanding method.

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JACKSON SQUARE LARGE-CAP GROWTH FUND
A SERIES OF MANAGED PORTFOLIO SERIES
PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2025
The undersigned, revoking prior proxies, hereby appoints Brian R. Wiedmeyer, President, and Benjamin J. Elrich, Treasurer, and each of them, as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of
Shareholders of Jackson Square Large-Cap Growth Fund (the “Fund”) to be held at MPS, 615 East Michigan Street, Milwaukee,
Wisconsin 53202, on October 24, 2025, at 11:00 a.m. local time, or at any adjournment thereof, upon the Proposal described in the
Notice of Meeting and accompanying Proxy Statement, which have been received by the undersigned.

Do you have questions? If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free 1-800-791-3320.  Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.
Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on October 24, 2025.  The proxy statement for this meeting is available at:
vote.proxyonline.com/jacksonsquare/docs/2025mtg.pdf

JACKSON SQUARE LARGE-CAP GROWTH FUND

This proxy is solicited on behalf of the Fund’s Board of Trustees, and the Proposal has been unanimously approved by the Board of Trustees and recommended for approval by shareholders.  When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated.  The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the
Special Meeting.
THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.
TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: ●

	FOR	AGAINST	ABSTAIN
1
To approve an Agreement and Plan of Reorganization pursuant to which the Jackson
Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund,
each a series of Managed Portfolio Series, will be reorganized with and into the
Spyglass Growth Fund, a series of Manager Directed Portfolios, and the transactions it contemplates.
	○	○	○
THANK YOU FOR VOTING
JACKSON SQUARE SMID-CAP GROWTH FUND
A SERIES OF MANAGED PORTFOLIO SERIES
PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24,
2025
The undersigned, revoking prior proxies, hereby appoints Brian R. Wiedmeyer, President, and Benjamin J. Elrich,
Treasurer, and each of them, as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Jackson Square SMID-Cap Growth Fund
(the “Fund”) to be held at MPS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, on October 24, 2025, at
11:00 a.m. local time, or at any adjournment thereof, upon the Proposal described in the Notice of Meeting and accompanying Proxy Statement, which have been received by the undersigned.

Do you have questions? If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free 1-800-791-3320.  Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.
Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on October 24, 2025.  The proxy statement for this meeting is available at:
vote.proxyonline.com/jacksonsquare/docs/2025mtg.pdf

JACKSON SQUARE SMID-CAP GROWTH FUND

This proxy is solicited on behalf of the Fund’s Board of Trustees, and the Proposal has been unanimously approved by the Board of Trustees and recommended for approval by shareholders.
When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated.  The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.
THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE
PROPOSAL.
TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: ●

	FOR	AGAINST	ABSTAIN
1
To approve an Agreement and Plan of Reorganization pursuant to which the Jackson
Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund,
each a series of Managed Portfolio Series, will be reorganized with and into the
Spyglass Growth Fund, a series of Manager Directed Portfolios, and the transactions it contemplates.
	○	○	○
STATEMENT OF ADDITIONAL INFORMATION
Dated September 12, 2025
Manager Directed Portfolios (“MDP”)
Acquisition of All of the Assets and Liabilities of
Jackson Square Large-Cap Growth Fund
Jackson Square SMID-Cap Growth Fund
(each, a series of Managed Portfolio Series (“MPS”):
By and in exchange for shares of
Spyglass Growth Fund
(a series of MDP)
This Statement of Additional Information (“SAI”) is being furnished to shareholders of the Jackson
Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund (each, a “Target
Fund,” and together, the “Target Funds”), a series of MPS, in connection with the reorganization of each
Target Fund into the Spyglass Growth Fund (the “Acquiring Fund”), a series of MDP as described in the
Proxy Statement/Prospectus (each, a “Reorganization,” and together, the “Reorganizations”).
This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the Securities and Exchange Commission (http://sec.gov) and is incorporated by reference herein (is legally considered to be part of this SAI):
This SAI is not a prospectus, and should be read in conjunction with the Proxy Statement/Prospectus, dated September 12, 2025, relating to the Reorganizations. The Proxy Statement/Prospectus and any of
the materials incorporated by reference into this SAI are available upon request. Copies of the
Reorganization SAI and the reports, prospectuses and SAIs listed above and other information about
MPS, the Target Funds, MDP and the Acquiring Fund are available upon request and without charge by writing to the address below or by calling (toll-free) the telephone number listed as follows:

With respect to the Acquiring Fund: 615 East Michigan Street Milwaukee, Wisconsin 53202 (414) 765-6844	With respect to the Acquiring Fund: 615 East Michigan Street Milwaukee, Wisconsin 53202 (414) 516-3087
2
Table of Contents
Page
Incorporation of Documents by Reference into the SAI                                                              2
Supplemental Financial Information                                                                                              3
Incorporation of Documents by Reference into the SAI
The following documents have been filed with the Securities and Exchange Commission (the
“SEC”) and are incorporated by reference herein:
•The Annual Report to Shareholders, with respect to the Target Funds, for the fiscal year ended October 31, 2024 (File No. 811-22525) (previously filed on EDGAR, Accession No.
0001133228-25-000375).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.
•The Semi-Annual Report to Shareholders, with respect to the Target Funds, for the fiscal period ended April 30, 2025 (File No. 811-22525); (previously filed on EDGAR, Accession
No. 0001133228-25-007192).  Only the financial statements included in the Semi-Annual
Report are incorporated herein by reference, and no other parts of the Semi-Annual Report are incorporated herein by reference.
•The Annual Report to Shareholders, with respect to the Acquiring Fund, for the fiscal year ended December 31, 2024 (File No. 811-21897) (previously filed on EDGAR, Accession No.
0001133228-25-002365). Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.
•The Semi-Annual Report to Shareholders, with respect to the Acquiring Fund, for the fiscal period ended June 30, 2025 (File No. 811-21897). (previously filed on EDGAR, Accession
No. 0001133228-25-009607). Only the financial statements included in the Semi-Annual
Report are incorporated herein by reference, and no other parts of the Semi-Annual Report are incorporated herein by reference.
•The Prospectus of the Target Funds, dated February 28, 2025 (File Nos. 333-172080;
811-22525) ( previously filed on EDGAR, Accession No. 0000894189-25-001546)  (the
“Target Funds Prospectus”);
•The Statement of Additional Information of MPS, with respect to the Target Funds, dated
February 28, 2025 (File Nos. 333-172080; 811-22525) (previously filed on EDGAR,
Accession No. 0000894189-25-001546) (the “Target Funds SAI”);
•The Prospectus of the Acquiring Fund, dated April 30, 2025 (File Nos. 333-133691;
811-21897) previously filed on EDGAR, Accession No. 0000894189-25-002905) (the
“Acquiring Fund Prospectus”); and
•The Statement of Additional Information of the Acquiring Fund, dated April 30, 2025 (File
Nos. 333-133691; 811-21897) previously filed on EDGAR, Accession No.
0000894189-25-002905)  (the “Acquiring Fund SAI”).
3
The Acquiring Fund shall be the accounting and performance survivor in each Reorganization. The
Target Funds’ 2024 annual report to shareholders and semi-annual report to shareholders and the
Acquiring Fund’s 2024 annual report to shareholders and semi-annual report to shareholders have previously been transmitted to shareholders of the applicable Funds.
4
Supplemental Financial Information
The information under this section is intended to comply with the requirements of Rule 6-11 under
Regulation S-X. Rule 6-11(d)(2) requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X.
A table showing the fees and expenses of the Acquiring Fund and the Target Funds, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, is included in the “The Funds’ Fees and Expenses” section in the Proxy Statement/Prospectus. The
Reorganizations are not expected to result in a material change to either Target Fund’s investment portfolio due to the investment objective and investment restrictions of the Acquiring Fund being different from those of the Acquiring Fund. As a result, schedules of investments of the Target Funds modified to show the effects of the Reorganizations are not required and are not included.
Notwithstanding the foregoing, changes may be made to a Target Fund’s portfolio in advance of its
Reorganization as described in the Proxy Statement/Prospectus.
There are no material differences in the accounting policies of the Target Fund as compared to those of the Acquiring Fund.
The Acquiring Fund shall be the accounting and performance survivor in each Reorganization.
5
PART C
OTHER INFORMATION
Item 15.Indemnification
Article 9 of the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides for indemnification of the trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 135 to the Registrant’s Registration
Statement on Form N-1A as filed on July 28, 2023.
The Trust’s trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:
“Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”
Item 16.Exhibits

(1)(a)(i)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006 (File Nos. 333-133691 and 811-21897).
(1)(a)(ii)
Certificate of Amendment to Certificate of Trust was previously filed with Registrant’s Post-Effective
Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File
Nos. 333-133691 and 811-21897) and is incorporated by reference.

(1)(b)
Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit
(a)(2) to Post-Effective Amendment No. 135 to the Registrant's Registration Statement on Form N-1A, as
filed with the SEC on July 28, 2023 (File Nos. 333-133691 and 811-21897).

(2)
Amended and Restated By-laws are incorporated herein by reference to Exhibit (b) to Post-Effective
Amendment No. 34 to the Registrant's Registration Statement on Form N‑1A, as filed with the SEC on July
7, 2017 (File Nos. 333-133691 and 811-21897).

(3)	None
(4)	Agreement and Plan of Reorganization - Filed Herewith (as Appendix A).
(5)	Instruments Defining Rights of Security Holders are incorporated herein by reference to the Amended and Restated Declaration of Trust and the Amended and Restated By-laws.
(6)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017 and is incorporated by reference.

(7)
Distribution Agreement with ALPS Distributors Inc., dated November 9, 2020 was previously filed with
Post-Effective Amendment No. 106 to the Trust's Registration Statement on Form N-1A on April 27, 2021
and is incorporated herein by reference.

(8)	Not applicable.
(9)(a)	Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.
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(9)(b)
Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No.
44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017 and is incorporated by reference.

(9)(c)
Amendment to Custody Agreement was previously filed with Registrant's Post-Effective Amendment No.
106 to its Registration Statement on Form N-1A with the SEC on April 27, 2021 and is incorporated by reference.

(10)	Other Material Contracts.
(10)(a)	Rule 12b-1 Plan was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017 and is incorporated by reference.
(10)(b)
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 was previously filed with Registrant's
Post-Effective Amendment No. 122 to its Registration Statement on Form N-1A with the SEC on April 27,
2022 and is incorporated by reference.

(11)	Opinion and Consent of Counsel regarding the validity of shares to be issued by the Registrant was filed with the Trust’s filing on N-14 on August 12, 2025
(12)	Form of Opinion of Counsel regarding certain tax matters was filed with the Trust’s filing on N-14 on August 12, 2025
(13)(a)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective
Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

(13)(b)
Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant’s Post-
Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22,
2017 and is incorporated by reference.

(13)(c)
Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant's Post-
Effective Amendment No. 106 to its Registration Statement on Form N-1A with the SEC on April 27, 2021 and is incorporated by reference.

(13)(d)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No.
24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

(13)(e)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-
Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22,
2017 and is incorporated by reference.

(13)(f)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant's Post-
Effective Amendment No. 93 to its Registration Statement on Form N-1A with the SEC on April 27, 2020 and is incorporated by reference.

(13)(g)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant's Post-
Effective Amendment No. 106 to its Registration Statement on Form N-1A with the SEC on April 27, 2021 and is incorporated by reference.

(13)(h)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment
No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

(13)(i)
Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective
Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017 and is incorporated by reference.

(13)(j)
Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant's Post-Effective
Amendment No. 106 to its Registration Statement on Form N-1A with the SEC on April 27, 2021 and is incorporated by reference.

(13)(k)
Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment
No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017 and is incorporated by reference.

(14)(a)	Consent of Independent Registered Public Accounting Firm for Acquiring Fund - Filed Herewith
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(14)(b)	Consent of Independent Registered Public Accounting Firm for Target Funds - Filed Herewith.
(15)	Not applicable.
(16)	Power of Attorney was filed with the Trust’s filing on N-14 on August 12, 2025
(17)	Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.
(18)	Reserved.
Undertakings
1.The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2.The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
3.The undersigned Registrant agrees to file by Post-Effective Amendment the executed opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.
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SIGNATURES
As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin on the 12th day of September, 2025.
MANAGER DIRECTED PORTFOLIOS
By:  /s/ Ryan S. Frank
Ryan S. Frank
President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated as of September 12, 2025.

Signature	Title
James R. Schoenike* James R. Schoenike	Trustee
Gaylord B. Lyman* Gaylord B. Lyman	Trustee
Scott Craven Jones* Scott Craven Jones	Trustee
Lawrence T. Greenberg* Lawrence T. Greenberg	Trustee
/s/ Ryan S. Frank Ryan S. Frank	President (Principal Executive Officer)
/s/ Colton W. Scarmardo Colton W. Scarmardo	Treasurer (Principal Financial Officer)
* By: /s/ Ryan S. Frank Ryan S. Frank * Attorney-in-Fact pursuant to Power of Attorney was filed with the Trust’s filing on N-14 on August 12, 2025
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